    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 20, 1998

                                                     REGISTRATION NOS.:  2-71558
                                                                        811-3165
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        PRE-EFFECTIVE AMENDMENT NO. ____                     / /
                        POST-EFFECTIVE AMENDMENT NO. 20                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 21                             /X/

                              -------------------

                                 ACTIVE ASSETS
                          GOVERNMENT SECURITIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        _X_ immediately upon filing pursuant to paragraph (b)
        ___ on (date) pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)
        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                       CAPTION
-------------------------  -----------------------------------------------------
PART A                                          PROSPECTUS
1.  .....................  Cover (page 1 of Active Assets Money Trust
                           Prospectus)
2........................  Highlights; Summary of Trust Expenses; Financial
                           Highlights
3........................  Dividends, Distributions and Taxes (Appendix)
4........................  Investment Objectives and Policies; Highlights; The
                           Trusts and Their Management (Appendix)
5........................  Investment Objectives and Policies; The Trusts and
                           Their Management (Appendix); Back Cover
6........................  Dividends, Distribution and Taxes (Appendix); General
                            Information (Appendix)
7........................  How Net Asset Value is Determined (Appendix);
                           Purchase and Redemption of Shares (Appendix)
8........................  Purchase and Redemption of Shares (Appendix)
9........................  Not Applicable
PART B                              STATEMENT OF ADDITIONAL INFORMATION
10.......................  Cover Page
11.......................  Table of Contents
12.......................  Not Applicable
13.......................  Investment Practices and Policies; Investment
                           Restrictions
14.......................  Investment Manager (Appendix); Trustees and Officers
                            (Appendix)
15.......................  Investment Manager (Appendix); Trustees and Officers
                            (Appendix)
16.......................  Investment Manager (Appendix); Custodian and Transfer
                           Agent (Appendix); Experts (Appendix)
17.......................  Portfolio Transactions and Brokerage (Appendix)
18.......................  General Information (Appendix)
19.......................  How Net Asset Value is Determined; Experts (Appendix)
20.......................  Dividends, Distributions and Taxes
21.......................  Investment Manager (Appendix)
22.......................  Dividends, Distributions and Taxes
23.......................  Experts (Appendix)

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           ACTIVE ASSETS MONEY TRUST
                          ACTIVE ASSETS TAX-FREE TRUST
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                              --------------------

    THIS DOCUMENT CONSISTS OF THE PROSPECTUSES OF ACTIVE ASSETS MONEY TRUST, ACTIVE ASSETS TAX-FREE TRUST, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST AND ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (COLLECTIVELY, THE "TRUSTS") AND AN APPENDIX TO SUCH PROSPECTUSES WHICH CONSTITUTES PART OF THE PROSPECTUSES. A TABLE OF CONTENTS IS CONTAINED ON PAGE 1 OF EACH PROSPECTUS.
                            ------------------------

    Each Trust is a diversified open-end management investment company seeking high current income, preservation of capital and liquidity from investments in short-term securities. Active Assets Money Trust invests in money market instruments generally; Active Assets Tax-Free Trust invests in high quality, short-term tax-exempt securities and pays dividends exempt from federal personal income taxation; Active Assets California Tax-Free Trust invests in high quality, short-term California tax-exempt securities and pays dividends exempt from federal and California personal income taxation; and Active Assets Government Securities Trust invests in money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    The Active Assets -Registered Trademark- Account financial service program ("Active Assets") of Dean Witter Reynolds Inc. ("Dean Witter") provides a medium for the investment of free credit cash balances held in the Active Assets account in shares of the Trusts. An Active Assets account is a Dean Witter securities account (the "Securities Account") which is linked to the Trusts, a Federal Deposit Insurance Corporation ("FDIC") insured account (the "Active Assets Insured Account") maintained at a depository institution which has entered into an agreement with Dean Witter to participate in Active Assets and a Visa-Registered Trademark- check/card account maintained by Bank One, Columbus, N.A., Columbus, Ohio ("Visa Account").

    The annual fee for participation in the Active Assets program is presently $80 ($100 for corporations). Dean Witter may charge certain group or special accounts a different fee. Dean Witter reserves the right to change the fee for participation in the Active Assets program at any time. As described in the Appendix to the Prospectus under the section "Purchase of Shares", shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. In addition, certain other Securities Accounts which are not subscribers to the Active Assets Program may be linked to the Trusts and the Active Assets Insured Account. Shareholders of the Trusts not subscribing to the Active Assets program will not be charged the program fee.

    Subject to the conditions set forth herein, a subscriber to the Active Assets program will have his or her free credit cash balances held in the account automatically invested daily in shares of any of the Trusts or transmitted to the bank for deposit into the Active Assets Insured Account, depending upon which investment is selected by the investor, and earn a return thereon pending further investment of such funds in other aspects of the Active Assets program or utilization through the Visa Account. A program participant may make additional investments in or change his or her chosen investment at any time by following the procedures set forth in the Appendix under "Purchase and Redemption of Shares."
                            ------------------------


    THE INFORMATION IN THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE CLIENT ACCOUNT AGREEMENT WHICH IS BEING FURNISHED TO ALL ACTIVE ASSETS SUBSCRIBERS (OR OTHER ACCOUNT AGREEMENT FOR NON-ACTIVE ASSETS SUBSCRIBERS) AND WILL BE FURNISHED TO NEW SUBSCRIBERS PRIOR TO THE TIME AN ACTIVE ASSETS ACCOUNT, OR OTHER SECURITIES ACCOUNT, IS OPENED. REFERENCE IS MADE TO SUCH MATERIAL FOR INFORMATION WITH RESPECT TO THE ACTIVE ASSETS AND OTHER PROGRAMS, INCLUDING THE FEES RELATED THERETO. FOR MORE COMPLETE DETAILS ABOUT THE ACTIVE ASSETS INSURED ACCOUNT, INCLUDING PROCEDURES FOR TRANSFERRING FROM ANY OF THE TRUSTS, THE SUBSCRIBER SHOULD CONSULT HIS OR HER MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR.



      For information on participation in the Active Assets program and information relating to a specific account, call:
     - Anywhere in the United        - In New York City (212)
     States, Puerto Rico and the       392-5000
       Virgin Islands toll free at
       (800) 869-3326

ACTIVE ASSETS IS A REGISTERED TRADEMARK OF DEAN WITTER REYNOLDS INC. AUGUST 20, 1998

TRUSTEES AND OFFICERS

ACTIVE ASSETS MONEY TRUST
ACTIVE ASSETS TAX-FREE TRUST
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire

Wayne E. Hedien

Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

                           ACTIVE ASSETS MONEY TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000


    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company the investment objectives of which are high current income, preservation of capital and liquidity. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    The Trust will invest in a diversified portfolio of short-term money market instruments consisting primarily of United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more, high grade commercial paper, high grade corporate obligations maturing in thirteen months or less and certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, which are fully insured by the FDIC.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/6                           Dividends, Distributions and Taxes/A-7
Financial Statements -- June 30, 1998/8             General Information/A-9
Report of Independent Accountants/18                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
      Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.



    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO
                     THE CONTRARY IS A CRIMINAL OFFENSE.
                             ----------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.


                           ACTIVE ASSETS MONEY TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing in money market
TRUST                  instruments. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act. (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Money Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Money Trust, the Active Assets Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested in shares of the Money Trust daily at their net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of shares of the Trust. Investments in shares are made under the circumstances described under "Purchase and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's objectives can be achieved.
------------------------------------------------------------------------------------------------------------------------
AUTHORIZED             Money market instruments as follows (see page 5):
INVESTMENTS            - United States Government securities;
                       - Obligations of U.S. regulated banks having assets of $1 billion or more;
                       - High grade commercial paper;
                       - High grade corporate obligations maturing in thirteen months or less;
                       - Certificates of deposit of savings banks and savings institutions having assets of $1 billion or more;
                       - Certificates of deposit of $100,000 or less, of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, fully insured by the FDIC;
                       - Repurchase Agreements (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies and other portfolios with assets of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Money Trust will be redeemed at net
OF SHARES              asset value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's
                       Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more and fully insured Certificates of Deposit; consequently, the portfolio securities of the Trust are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion of "Repurchase Agreements" (page 5) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.


                                       2
                           ACTIVE ASSETS MONEY TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
 Purchases..............................       None
Maximum Sales Charge Imposed on
 Reinvested Dividends...................       None
Deferred Sales Charge...................       None
Redemption Fees.........................       None
Exchange Fee............................       None
ANNUAL TRUST OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.........................      0.28%
12b-1 Fees..............................      0.10%
Other Expenses..........................      0.06%
                                          ---------
Total Trust Operating Expenses..........      0.44%
                                          ---------
                                          ---------



                                                                          10
EXAMPLE                                   1 year    3 years   5 years    years
----------------------------------------  -------   -------   -------   -------
You would pay the following expenses on
 a $1,000 investment,
 assuming (1) 5% annual return and (2)
 redemption at the end
 of each time period:...................    $ 4       $14       $25       $55


    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                           ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 8.



                                                                 FOR THE YEAR ENDED JUNE 30,
                            -----------------------------------------------------------------------------------------------------
                               1998        1997      1996      1995      1994      1993      1992      1991      1990      1989
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....       0.052      0.051     0.052     0.051     0.029     0.029     0.045     0.068     0.081     0.083
Less dividends from net
 investment
 income...................      (0.052)    (0.051)   (0.052)   (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN...        5.38%      5.23%     5.33%     5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................        0.44%      0.45%     0.47%     0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%
Net investment income.....        5.24%      5.07%     5.21%     5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............     $11,922     $8,928    $7,170    $5,709    $4,144    $3,604    $3,628    $3,688    $3,454    $3,021


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                           ACTIVE ASSETS MONEY TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS. THE TRUST SEEKS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN THE FOLLOWING MONEY MARKET INSTRUMENTS:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank), including Treasury bills, notes, bonds (including zero coupon bonds) and coupons;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances and bank notes) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks (because of its relationship to the Active Assets program, the Trust will not purchase securities of Bank One, Columbus, N.A. or its affiliates and will not deal with such Bank or its affiliates as a principal in the purchase and sale of securities);

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the FDIC, limited to $100,000 principal amount per certificate and to 10% or less of the Trust's total assets in all such obligations or in all illiquid assets, in the aggregate;


    COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bankwatch, Inc. Their rating criteria are described in the Appendix to the Fund's Statement of Additional Information.



    The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the Fund's portfolio. However, in accordance with procedures adopted by the Fund's Board of Trustees pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such down-graded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Fund.


    The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed

                                       5
                           ACTIVE ASSETS MONEY TRUST
as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted either at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.

PORTFOLIO MANAGEMENT--

    Although the Trust will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The Trust will attempt to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities that mature in more than thirteen months from the date of purchase.


    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Although the Trust is expected to have a high portfolio turnover rate due to the short maturities of its portfolio securities, the Trust's income or the net asset value of its shares should not be affected as brokers' commissions are not normally incurred. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    These restrictions provide that the Trust may not:

   1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require

                                       6
                           ACTIVE ASSETS MONEY TRUST
the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

   2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in such securities;

   3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Trust (for this purpose all indebtedness of an issuer shall be deemed a single class of security); and

   4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Trust's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                                       7
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST


PORTFOLIO OF INVESTMENTS JUNE 30, 1998



                                                                                      ANNUALIZED
   PRINCIPAL                            DESCRIPTION                                     YIELD
   AMOUNT IN                                AND                                       ON DATE OF
   THOUSANDS                           MATURITY DATES                                  PURCHASE                  VALUE
  ----------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL PAPER (83.2%)
                AUTOMOTIVE - FINANCE (13.8%)
   $   50,000   American Honda Finance Corp.
                  09/09/98..................................................           5.60   %           $         49,463,333
      100,000   Chrysler Financial Corp. 08/27/98 - 10/15/98................         5.60 - 5.62                    98,759,278
      435,000   Daimler-Benz North America Corp. 07/24/98 - 10/30/98........         5.56 - 5.61                   428,634,217
      536,000   Ford Motor Credit Co. 07/07/98 - 10/02/98...................         5.55 - 5.59                   533,610,930
      540,000   General Motors Acceptance Corp. 07/10/98 - 09/24/98.........         5.58 - 5.60                   536,737,439
                                                                                                          --------------------
                                                                                                                 1,647,205,197
                                                                                                          --------------------
                BANK HOLDING COMPANIES (11.3%)
      345,800   Bankers Trust Corp.
                  08/20/98 - 12/31/98.......................................         5.53 - 5.76                   338,219,426
       30,000   Corestates Capital Corp.
                  09/29/98..................................................             5.63                       29,589,750
       50,000   First Chicago NBD Corp.
                  10/01/98..................................................             5.61                       49,298,500
      595,000   Morgan (J.P.) & Co. Inc. 09/04/98 - 10/07/98................         5.58 - 5.61                   587,575,678
      175,000   NationsBank Corp.
                  07/09/98 - 08/28/98.......................................         5.54 - 5.67                   174,599,236
       35,000   PNC Funding Corp.
                  07/06/98..................................................             5.57                       34,973,313
      130,000   SunTrust Banks Inc.
                  08/05/98 - 08/19/98.......................................         5.57 - 5.58                   129,203,394
                                                                                                          --------------------
                                                                                                                 1,343,459,297
                                                                                                          --------------------
                BANKS - COMMERCIAL (23.0%)
      330,000   Abbey National North America Corp. 08/03/98 - 11/04/98......         5.58 - 5.65                   326,181,550
      295,000   ABN - AMRO North America Finance Inc.
                  08/25/98 - 01/29/99.......................................         5.57 - 5.72                   290,222,378
      150,000   ANZ (DE) Inc.
                  07/23/98 - 07/28/98.......................................         5.57 - 5.60                   149,457,500
      545,000   Deutsche Bank Financial Inc. 07/14/98 - 12/28/98............         5.56 - 5.60                   537,152,083
      200,000   Dresdner U.S. Finance Inc. 10/21/98 - 10/22/98..............             5.60                      196,600,000
      200,000   International Nederlanden (U.S.) Funding Corp. 07/08/98 -
                  10/19/98..................................................         5.57 - 5.60                   197,794,667
      430,000   Societe Generale N.A. Inc. 08/21/98 - 10/06/98..............         5.57 - 5.63                   424,935,347
      350,000   Toronto-Dominion Holdings USA Inc. 07/27/98 - 12/31/98......         5.55 - 5.66                   344,969,606



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       8


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                                      ANNUALIZED
   PRINCIPAL                            DESCRIPTION                                     YIELD
   AMOUNT IN                                AND                                       ON DATE OF
   THOUSANDS                           MATURITY DATES                                  PURCHASE                  VALUE
  ----------------------------------------------------------------------------------------------------------------------------
   $  105,000   UBS Finance (DE) Inc. 10/13/98 - 10/30/98...................         5.61 - 5.62%         $        103,154,401
      170,000   WestPac Capital Corp. 10/29/98 - 11/02/98...................         5.65 - 5.66                   166,840,556
                                                                                                          --------------------
                                                                                                                 2,737,308,088
                                                                                                          --------------------
                BROKERAGE (2.6%)
      312,600   Goldman Sachs Group L.P. 07/02/98 - 08/27/98................         5.58 - 5.90                   310,500,565
                                                                                                          --------------------
                ENERGY (0.4%)
       50,000   Texaco Inc.
                  08/14/98..................................................             5.56                       49,663,889
                                                                                                          --------------------
                FINANCE - COMMERCIAL (1.8%)
      213,875   CIT Group Holdings, Inc. 07/24/98 - 09/25/98................         5.58 - 5.60                   212,248,163
                                                                                                          --------------------
                FINANCE - CONSUMER (12.7%)
      489,075   American Express Credit Corp. 07/06/98 - 10/01/98...........         5.54 - 5.66                   485,147,507
       55,000   American General Finance Corp.
                  09/04/98..................................................             5.59                       54,452,826
      355,000   Avco Financial Services Inc. 08/17/98 - 09/15/98............         5.58 - 5.60                   351,768,194
      229,350   Beneficial Corp.
                  07/27/98 - 09/10/98.......................................         5.58 - 5.60                   227,281,098
       50,000   Commercial Credit Co.
                  07/23/98..................................................             5.58                       49,831,333
      247,200   Household Finance Corp. 08/11/98 - 09/14/98.................         5.58 - 5.60                   245,481,614
       96,350   Norwest Financial Inc. 07/10/98 - 10/07/98..................         5.57 - 5.59                    95,388,833
                                                                                                          --------------------
                                                                                                                 1,509,351,405
                                                                                                          --------------------
                FINANCE - CORPORATE (4.9%)
      587,750   Ciesco, L.P.
                  07/07/98 - 10/08/98.......................................         5.56 - 5.60                   584,439,373
                                                                                                          --------------------
                FINANCE - DIVERSIFIED (9.5%)
      566,750   Associates Corp. of North America 07/30/98 - 09/28/98.......         5.56 - 5.60                   562,355,367
      581,650   General Electric Capital Corp. 07/02/98 - 03/16/99..........         5.53 - 5.84                   574,100,171
                                                                                                          --------------------
                                                                                                                 1,136,455,538
                                                                                                          --------------------
                FINANCE - EQUIPMENT (1.4%)
      168,200   Deere (John) Capital Corp. 07/08/98 - 09/04/98..............         5.55 - 5.60                   167,391,082
                                                                                                          --------------------
                FOODS & BEVERAGES (0.7%)
       90,000   Sara Lee Corp.
                  07/14/98..................................................             5.63                       89,817,350
                                                                                                          --------------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       9


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                                      ANNUALIZED
   PRINCIPAL                            DESCRIPTION                                     YIELD
   AMOUNT IN                                AND                                       ON DATE OF
   THOUSANDS                           MATURITY DATES                                  PURCHASE                  VALUE
  ----------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS (0.7%)
   $   90,000   Procter & Gamble Co. 09/22/98 - 09/24/98....................           5.60  %            $         88,846,527
                                                                                                          --------------------
                RETAIL (0.4%)
       45,000   Sears Roebuck Acceptance Corp. 07/21/98.....................             5.55                       44,862,000
                                                                                                          --------------------

                TOTAL COMMERCIAL PAPER
                (AMORTIZED COST $9,921,548,474).........................................................         9,921,548,474
                                                                                                          --------------------

                CERTIFICATES OF DEPOSIT (6.9%)
      150,000   Chase Manhattan Bank (USA)
                  07/22/98..................................................             5.55                      150,000,000
      440,000   Fleet National Bank
                  08/12/98 - 10/09/98.......................................         5.58 - 5.61                   440,000,000
      144,500   NationsBank N.A.
                  09/08/98 - 12/29/98.......................................         5.59 - 5.60                   144,500,000
       85,000   U.S. Bank N.A.
                  08/28/98 - 12/29/98.......................................         5.52 - 5.62                    85,000,000
                                                                                                          --------------------

                TOTAL CERTIFICATES OF DEPOSIT
                (AMORTIZED COST $819,500,000)...........................................................           819,500,000
                                                                                                          --------------------

                SHORT-TERM BANK NOTES (5.7%)
      140,000   BankBoston, N.A.
                  09/30/98 - 10/08/98.......................................         5.59 - 5.61                   140,000,000
      245,000   F.C.C. National Bank
                  09/11/98 - 12/30/98.......................................         5.57 - 5.61                   245,000,000
      200,000   First Union National Bank
                  09/09/98 - 01/28/99.......................................         5.62 - 5.66                   200,000,000
      100,000   NationsBank N.A.
                  08/31/98..................................................             5.58                      100,000,000
                                                                                                          --------------------

                TOTAL SHORT-TERM BANK NOTES
                (AMORTIZED COST $685,000,000)...........................................................           685,000,000
                                                                                                          --------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS (4.1%)
      239,000   Federal Farm Credit Bank 07/01/98 - 12/15/98................         5.61 - 5.73                   236,865,143
       40,000   Federal Home Loan Banks
                  09/04/98..................................................             5.74                       39,607,833



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                                      ANNUALIZED
   PRINCIPAL                            DESCRIPTION                                     YIELD
   AMOUNT IN                                AND                                       ON DATE OF
   THOUSANDS                           MATURITY DATES                                  PURCHASE                  VALUE
  ----------------------------------------------------------------------------------------------------------------------------
   $   50,000   Federal Home Loan Mortgage Corp. 08/28/98...................           5.70   %           $         49,565,000
      170,000   Federal National Mortgage Assoc. 03/04/99 - 06/11/99........         5.52 - 5.62                   162,763,250
                                                                                                          --------------------

                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (AMORTIZED COST $488,801,226)...........................................................           488,801,226
                                                                                                          --------------------



TOTAL INVESTMENTS
(AMORTIZED COST $11,914,849,700) (a)...................................................   99.9 %   11,914,849,700

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.........................................    0.1          6,830,896
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 11,921,680,596
                                                                                         ------  ----------------
                                                                                         ------  ----------------



---------------------

(a)  Cost is the same for federal income tax purposes.



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST


FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $11,914,849,700).........................................................  $11,914,849,700
Cash.......................................................................................           35,389
Interest receivable........................................................................       11,585,749
Prepaid expenses and other assets..........................................................          180,383
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   11,926,651,221
                                                                                             ---------------

LIABILITIES:
Payable for:
    Investment management fee..............................................................        2,906,321
    Plan of distribution fee...............................................................        1,048,556
    Shares of beneficial interest repurchased..............................................            3,995
Accrued expenses and other payables........................................................        1,011,753
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................        4,970,625
                                                                                             ---------------

     NET ASSETS............................................................................  $11,921,680,596
                                                                                             ---------------
                                                                                             ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $11,921,672,238
Accumulated undistributed net investment income............................................            8,358
                                                                                             ---------------

     NET ASSETS............................................................................  $11,921,680,596
                                                                                             ---------------
                                                                                             ---------------

NET ASSET VALUE PER SHARE,
  11,921,672,238 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)........            $1.00
                                                                                             ---------------
                                                                                             ---------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $604,424,726
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    29,850,539
Plan of distribution fee......................................................................    10,220,600
Transfer agent fees and expenses..............................................................     4,429,693
Registration fees.............................................................................     1,301,497
Custodian fees................................................................................       411,386
Shareholder reports and notices...............................................................       317,074
Professional fees.............................................................................        49,099
Trustees' fees and expenses...................................................................        18,147
Other.........................................................................................        73,600
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    46,671,635
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   557,753,091

     NET REALIZED GAIN........................................................................        52,509
                                                                                                ------------

NET INCREASE..................................................................................  $557,805,600
                                                                                                ------------
                                                                                                ------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS



                                                                              FOR THE YEAR     FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1998   JUNE 30, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income......................................................  $   557,753,091  $  420,477,213
Net realized gain..........................................................           52,509        --
                                                                             ---------------  --------------

     NET INCREASE..........................................................      557,805,600     420,477,213
                                                                             ---------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................     (557,754,793)   (420,473,721)
Net realized gain..........................................................          (52,509)       --
                                                                             ---------------  --------------

     TOTAL.................................................................     (557,807,302)   (420,473,721)
                                                                             ---------------  --------------
Net increase from transactions in shares of beneficial interest............    2,993,642,870   1,757,892,646
                                                                             ---------------  --------------

     NET INCREASE..........................................................    2,993,641,168   1,757,896,138

NET ASSETS:
Beginning of period........................................................    8,928,039,428   7,170,143,290
                                                                             ---------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,358 AND $10,060,
    RESPECTIVELY)..........................................................  $11,921,680,596  $8,928,039,428
                                                                             ---------------  --------------
                                                                             ---------------  --------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14


                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST


NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net


                                       15
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.


                                       16
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $38,311,164,180 and $35,857,554,382, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $500.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,514. At June 30, 1998, the Trust had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................   43,883,134,528   32,530,523,067
Shares issued in reinvestment of dividends and distributions.....      556,771,082      419,594,925
                                                                   ---------------  ---------------
                                                                    44,439,905,610   32,950,117,992
Shares repurchased...............................................  (41,446,262,740) (31,192,225,346)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................    2,993,642,870    1,757,892,646
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.


                                       17
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS MONEY TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Money Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1998


                                       18
                           ACTIVE ASSETS MONEY TRUST

                          ACTIVE ASSETS TAX-FREE TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000


    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    The investment objective of the Tax-Free Trust is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/8                           Dividends, Distributions and Taxes/A-7
Financial Statements -- June 30, 1998/9             General Information/A-9
Report of Independent Accountants/22                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
      the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      the Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.



    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                           CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.


                          ACTIVE ASSETS TAX-FREE TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal income tax. The Trust is authorized to reimburse Morgan Stanley Dean
                       Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the
                       Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page
                       A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts.
                       (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Tax-Free Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust. (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of
                       shares of the Trust. Investments in shares are made under the circumstances described under
                       "Purchase and Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily tax-exempt income consistent with stability of principal and liquidity (see
OBJECTIVE              page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies with assets under management of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by state and local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and
                       "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                          ACTIVE ASSETS TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.



SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................     None
Maximum Sales Charge Imposed on Reinvested Dividends.......................     None
Deferred Sales Charge......................................................     None
Redemption Fees............................................................     None
Exchange Fee...............................................................     None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.40%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.04%
                                                                                -----
Total Trust Operating Expenses.............................................     0.54%
                                                                                -----
                                                                                -----



EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   --------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 6       $17       $30       $ 68


    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.


                                       3
                          ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 9.


                                                                        FOR THE YEAR ENDED JUNE 30,
                                          ----------------------------------------------------------------------------------------
                                             1998         1997         1996         1995         1994         1993         1992
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net investment income...................       0.031        0.030        0.031        0.030        0.020        0.021        0.033
Less dividends from net investment
 income.................................      (0.031)      (0.030)      (0.031)      (0.030)      (0.020)      (0.021)      (0.033)
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN.................        3.11%        3.05%        3.12%        3.09%        2.01%        2.15%        3.38%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.54%        0.55%        0.55%        0.56%        0.56%        0.57%        0.59%
Net investment income...................        3.05%        2.98%        3.08%        3.05%        1.98%        2.13%        3.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................      $1,869       $1,634       $1,542       $1,499       $1,416       $1,355       $1,304


                                             1991         1990         1989
                                          ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
Net investment income...................       0.047        0.054        0.056
Less dividends from net investment
 income.................................      (0.047)      (0.054)      (0.056)
                                          ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
TOTAL INVESTMENT RETURN.................        4.84%        5.57%        5.77%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.60%        0.56%        0.58%
Net investment income...................        4.71%        5.44%        5.66%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................      $1,342       $1,174       $1,112


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal personal income tax ("tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities (as defined in the Act). There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include Municipal Bonds, Municipal Notes and Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs" -- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Municipal Bonds and Municipal Notes are debt obligations of states, cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). Municipal Commercial Paper refers to short-term obligations of municipalities.

    The Trust may purchase certain Municipal Obligations which have a final maturity of more than thirteen months but which are subject to short-term demand features or tenders prior to final maturity, either determined by the issuer or selected at the holder's option. The former are commonly referred to as "variable rate" obligations (see below) and the latter as municipal commercial paper. The Trust may purchase Municipal Bonds and Notes if they are within either the short-term or long-term rating levels set forth above for Municipal Obligations.

    See the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings.

    Any municipal obligation which depends on the credit of the Federal Government shall be considered to have a rating in the highest category.

    Up to 20% of the Trust's total assets may be invested in securities the interest on which is not exempt from federal personal income tax ("taxable securities") and in tax-exempt securities subject to the federal alternative minimum tax for individuals ("AMT") (tax-exempt securities which are subject to the AMT will not be included in the 80% total referred to above for investment in tax-exempt securities).

    Up to 20% of the Trust's total assets may be invested in taxable securities of the type described below. The Trust may temporarily invest more than 20% in taxable securities and tax-exempt securities subject to AMT to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may invest are limited to the following short-term, fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) prime commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit and banker's acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

                                       5
                          ACTIVE ASSETS TAX-FREE TRUST

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or amount of total or net assets may not require elimination of any security from the Trust's portfolio.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid

                                       6
                          ACTIVE ASSETS TAX-FREE TRUST
securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    The high quality, short-term fixed income securities in which the Trust principally invests are issued and/or guaranteed by state and local governments and their agencies and authorities and are subject to minimal risk of loss of income and principal.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sales of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.


    The average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.


    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.


    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.


                                       7
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act. For purposes of the following limitations: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or amount of total or net assets does not require elimination of any security from the portfolio.

    The Trust may not:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

        2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

        3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

        4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities; and

        5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

                                       8
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST


PORTFOLIO OF INVESTMENTS JUNE 30, 1998



PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.8%)
              ALABAMA
 $16,300      Birmingham Medical Clinic
                Board, University of Alabama
                Health Services Foundation
                Ser 1991....................      3.45% 07/08/98  $   16,300,000
  20,800      University of Alabama,
                Hospital Ser 1997 B.........      3.50  07/08/98      20,800,000
              ARIZONA
  12,200      Arizona Educational Loan
                Marketing Corporation, 1991
                Ser A (AMT).................      3.60  07/08/98      12,200,000
              ARKANSAS
  20,000      Crossett, Georgia Pacific Corp
                Ser 1984**..................      3.40  07/08/98      20,000,000
              CALIFORNIA
   8,500      California Health Facilities
                Financing Authority,
                Adventist Health System/
                West 1998 Ser A (MBIA)......      3.50  07/01/98       8,500,000
              California Pollution Control
              Financing Authority,
   5,000        Pacific Gas & Electric Co
                1996 Ser F..................      3.50  07/01/98       5,000,000
   7,900        Pacific Gas & Electric Co
                1997 Ser C (AMT)............      3.60  07/01/98       7,900,000
  26,600      Foothill/Eastern
                Transportation Corridor
                Agency, Toll Road Ser 1995
                C...........................      3.10  07/08/98      26,600,000
  27,600      Newport Beach, Hoag Memorial
                Hospital/Presbyterian Ser
                1996 B & C..................      3.60  07/01/98      27,600,000
  15,000      WateReuse Finance Authority,
                Ser 1998 (FSA)..............      3.40  07/08/98      15,000,000
              COLORADO
  11,500      Colorado Health Facilities
                Authority, Kaiser Permanente
                1994 Ser A**................      3.80  07/08/98      11,500,000
  15,000      Colorado Student Obligation
                Bond Authority, Ser 1989 A
                (AMT).......................      3.50  07/08/98      15,000,000
              CONNECTICUT
  25,000      Connecticut Development
                Authority, Connecticut Light
                & Power Co
                1993 Ser A**................      3.50  07/08/98      25,000,000
   7,500      Connecticut Health &
                Educational Facilities
                Authority, Yale University
                Ser T.......................      3.45  07/08/98       7,500,000
              Connecticut Special
              Assessment,
  30,000        Unemployment Compensation
                1993 Ser C (FGIC)...........      3.90  07/01/98      30,000,000
  30,000        Unemployment Compensation
                1993 Ser C (FGIC)...........      3.60  07/01/99      30,000,000
              DELAWARE
  20,000      Delaware Economic Development
                Authority, Star Enterprise
                Ser 1997 A & C (AMT)........      3.65  07/08/98      20,000,000
              FLORIDA
  25,000      Dade County, Water & Sewer Ser
                1994 (FGIC).................      3.40  07/08/98      25,000,000
   5,300      Dade County Health Facilities
                Authority, Miami Children's
                Hospital Ser 1990...........      4.10  07/01/98       5,300,000
  21,900      Dade County Industrial
                Development Authority,
                Dolphins Stadium Ser 1985 B
                & C.........................      3.55  07/08/98      21,900,000
  17,650      Escambia County, Gulf Power Co
                Ser 1997....................      3.90  07/01/98      17,650,000
  14,000      Putnam County Development
                Authority, Seminole Electric
                Co-op Inc Ser 1984 D
                (NRU-CFC Gtd)...............      3.65  12/15/98      14,000,000
  20,000      Volusia County Health
                Facilities Authority, Pooled
                Ser 1985 (FGIC)**...........      3.50  07/08/98      20,000,000
              GEORGIA
  21,000      Albany-Dougherty County
                Hospital Authority,
                Phoebe-Putney Memorial
                Hospital Ser 1991
                (AMBAC)**...................      3.55  07/08/98      21,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       9


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              HAWAII
 $11,460      Hawaii Department of Budget &
                Finance, Kaiser Permanente
                Semiannual Tender Ser 1984
                B...........................      3.70% 09/01/98  $   11,460,000
              IDAHO
  12,475      Idaho Health Facilities
                Authority, St Luke's
                Regional Medical Center Ser
                1995........................      3.75  07/01/98      12,475,000
              ILLINOIS
  20,000      Chicago, Tender Notes Ser
                1997........................      3.55  10/29/98      20,000,000
              Illinois Health Facilities
              Authority,
   8,900        Gottlieb Health Resources
                Ser 1990....................      3.50  07/08/98       8,900,000
  15,000        Northwestern Memorial
                Hospital Ser 1995...........      3.80  07/01/98      15,000,000
  11,685      Illinois Housing Development
                Authority, Homeowner
                Mortgage 1997 Subser E-2
                (AMT).......................      3.85  12/17/98      11,685,000
  20,000      Illinois Toll Highway
                Authority, Refg Ser 1993-B
                (MBIA)......................      3.40  07/08/98      20,000,000
              INDIANA
   8,500      Indiana Development Financing
                Authority, Southern Indiana
                Gas & Electric Co Ser 1988
                A...........................      3.65  09/01/98       8,500,000
  18,000      Indiana Hospital Equipment
                Financing Authority, Ser
                1985 A (MBIA)...............      3.60  07/08/98      18,000,000
  15,800      Indianapolis, Ogden Martin
                Systems Inc Ser 1987
                (AMT).......................      4.10  07/01/98      15,800,000
   8,400      Petersburg, Indianapolis Power
                & Light Co Ser 1995 B
                (AMBAC).....................      3.60  07/08/98       8,400,000
              KENTUCKY
   7,000      Jamestown, Union Underwear Co
                1983 Ser A..................      3.70  07/08/98       7,000,000
              LOUISIANA
  29,800      New Orleans Aviation Board,
                Ser 1993 B (MBIA)...........      3.50  07/08/98      29,800,000
              MARYLAND
              Maryland Health & Educational
              Facilities Authority,
   8,000        Johns Hopkins Hospital Ser
                1997 A......................      3.50  07/08/98       8,000,000
  10,000        North Arundel Hospital Ser
                1997 A......................      3.55  07/08/98      10,000,000
              MASSACHUSETTS
  15,000      Massachusetts Bay
                Transportation Authority,
                1984 Ser A..................      3.40  09/01/98      15,000,000
              Massachusetts Health &
              Educational Facilities
              Authority,
   5,800        Amherst College Ser F.......      3.40  07/08/98       5,800,000
  27,700        Harvard University Ser 1985
                I...........................      3.40  07/08/98      27,700,000
  14,658        Williams College Ser E......      3.15  07/08/98      14,658,000
  10,000      Massachusetts Municipal
                Wholesale Electric Company,
                Power Supply System 1994 Ser
                C (MBIA)....................      3.35  07/08/98      10,000,000
              MICHIGAN
   7,000      Delta County Economic
                Development Corporation,
                Mead-Escanaba Paper Co Ser
                1985 E......................      4.00  07/01/98       7,000,000
   9,100      Michigan Strategic Fund,
                Detroit Edison Co Ser 1995
                CC..........................      3.80  07/01/98       9,100,000
              MINNESOTA
   6,000      Minneapolis & St Paul Housing
                & Redevelopment Authority,
                Childrens' Health Care Ser
                1995 B (FSA)................      4.05  07/01/98       6,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              MISSOURI
 $22,000      Missouri Environmental
                Improvement & Energy
                Resources Authority, Union
                Electric Company Ser 1984
                B...........................      3.75% 06/01/99  $   22,000,000
              Missouri Health & Educational
              Facilities Authority,
  16,300        Cox Health Care Ser 1997
                (MBIA)......................      3.80  07/01/98      16,300,000
   6,800        Drury College Ser 1996 A....      4.05  07/01/98       6,800,000
  11,700        SSM Health Care Ser 1995
                B...........................      3.85  08/17/98      11,700,000
  10,000      St Louis County Industrial
                Development Authority,
                Charity Obligated
                Group-Daughters of Charity
                National Health System Ser
                1997 E......................      3.40  07/08/98      10,000,000
              NEW JERSEY
   5,200      New Jersey Economic
                Development Authority,
                United Water New Jersey Inc
                Ser 1996 B (AMBAC)..........      3.55  07/01/98       5,200,000
  23,400      New Jersey Turnpike Authority,
                Ser 1991 D (FGIC)...........      3.30  07/08/98      23,400,000
              NEW MEXICO
  27,000      Albuquerque, Airport Sub Lien
                Ser 1995 (AMBAC)............      3.40  07/08/98      27,000,000
              NEW YORK
   5,000      Port Authority of New York &
                New Jersey, Ser 4 (AMT).....      4.00  07/01/98       5,000,000
              NORTH CAROLINA
  14,800      Durham, Ser 1993 A COPs.......      3.50  07/08/98      14,800,000
   7,000      North Carolina Educational
                Facilities Finance Agency,
                Bowman Gray School of
                Medicine Ser 1996...........      3.50  07/08/98       7,000,000
  18,500      North Carolina Medical Care
                Commission, Duke University
                Hospital Ser 1985 B.........      3.45  07/08/98      18,500,000
  21,700      Person County Industrial
                Facilities & Pollution
                Control Financing Authority,
                Carolina Power & Light Co
                Ser 1992 A**................      3.70  07/08/98      21,700,000
              OHIO
  10,000      Cleveland, Airport System Ser
                1997 D (AMT)................      3.60  07/08/98      10,000,000
  39,095      Cuyahoga County, Cleveland
                Clinic Foundation Ser 1997 B
                (AMBAC) & Ser 1998 A........      3.55  07/08/98      39,095,000
   2,400      Ohio Air Quality Development
                Authority, Sohio Air-British
                Petroleum Co Ser 1995.......      4.00  07/01/98       2,400,000
              OKLAHOMA
  34,205      Oklahoma Water Resources
                Board, State Loan Program
                Ser 1994 A & Ser 1995.......      3.55  09/01/98      34,205,000
              PENNSYLVANIA
  10,000      Allegheny County Hospital
                Development Authority,
                Health Education & Research
                Corp Ser 1988 B.............      3.60  07/08/98      10,000,000
  10,700      Lehigh County General Purpose
                Authority, Lehigh Valley
                Hospital Ser 1997 A
                (AMBAC).....................      3.90  07/01/98      10,700,000
  16,500      Pennsylvania Higher Education
                Assistance Agency, Student
                Loan 1997 Ser A (AMT).......      3.70  07/08/98      16,500,000
  12,700      York General Authority, Pooled
                Ser 1996....................      3.60  07/08/98      12,700,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

PRINCIPAL
AMOUNT IN                                      COUPON    DEMAND
THOUSANDS                                      RATE+     DATE*        VALUE
--------------------------------------------------------------------------------
              SOUTH CAROLINA
              York County,
 $15,220        North Carolina Electric
                Membership Corp Ser 1984 N-5
                (NRU-CFC Gtd)...............      3.50% 09/15/98  $   15,220,000
  21,295        Saluda River Electric Co-op
                Inc Ser 1984 E-1 & E-2
                (NRU-CFC Gtd)...............      3.45  08/15/98      21,295,000
              TENNESSEE
  20,000      Clarksville Public Building
                Authority, Pooled Financing
                Ser 1995....................      3.60  07/08/98      20,000,000
   5,000      Metropolitan Nashville Airport
                Authority, American Airlines
                Refg Ser 1995 B.............      4.00  07/01/98       5,000,000
              TEXAS
  25,000      Harris County, Toll Road
                Unlimited Tax Sub Lien Ser
                1994 C......................      3.50  07/08/98      25,000,000
  10,000      Hockley County Industrial
                Development Corporation,
                Amoco Oil Co Ser 1985.......      3.65  11/01/98      10,000,000
   2,300      Matagorda County Navigation
                District #1, Houston
                Lighting & Power Co Ser 1997
                (AMBAC) (AMT)...............      4.05  07/01/98       2,300,000
  18,600      Waco Health Facilities
                Development Corporation,
                Charity Obligation Group Ser
                1997 F**....................      3.40  07/08/98      18,600,000
              UTAH
  20,000      Intermountain Power Agency,
                1985 Ser E (AMBAC)..........      3.45  09/15/98      20,000,000
              WASHINGTON
  17,700      Washington, Ser 1996 A........      3.40  07/08/98      17,700,000
              WISCONSIN
   9,500      Brokaw, Wausau Paper Mills Co
                Ser 1995 (AMT)..............      3.80  07/08/98       9,500,000
  11,280      Wisconsin Health & Educational
                Facilities Authority,
                Franciscan Health Care Inc
                Ser 1985 A-1................      3.50  07/08/98      11,280,000
              WYOMING
  13,600      Lincoln County, Exxon Corp Ser
                1987 A & B (AMT)............      4.10  07/01/98      13,600,000
  10,800      Sweet Water County, Pacificorp
                Ser 1984....................      3.75  07/01/98      10,800,000
                                                                  --------------

              TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL
              OBLIGATIONS
              (AMORTIZED COST $1,249,323,000)...................   1,249,323,000
                                                                  --------------



                                                              YIELD TO
                                                              MATURITY
                                          COUPON   MATURITY  ON DATE OF
                                           RATE      DATE     PURCHASE
                                          ------   --------  ----------
          TAX-EXEMPT COMMERCIAL PAPER (28.9%)
          ARIZONA
   7,750  Maricopa County Pollution
            Control Corporation,
            Southern California Edison
            Co 1985 Ser B...............      3.65% 09/10/98       3.65%       7,750,000
          Salt River Project
          Agricultural Improvement &
          Power District,
   6,500    Ser 1997 A..................      3.60 09/11/98        3.60        6,500,000
   7,000    Ser 1997 A..................      3.55 09/17/98        3.55        7,000,000
          COLORADO
  10,000  Platte River Power Authority,
            Electric Subordinate Lien
            S-1.........................      3.70 08/20/98        3.70       10,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          FLORIDA
          Jacksonville Electric
          Authority,
 $10,000    Ser C.......................      3.40% 07/14/98       3.40%  $   10,000,000
  11,300    Ser C.......................      3.60 08/11/98        3.60       11,300,000
   8,000    Ser C.......................      3.60 10/15/98        3.60        8,000,000
          GEORGIA
  10,000  Burke County Development
            Authority, Oglethorpe Power
            Corp Ser 1998 B (AMBAC).....      3.55 09/22/98        3.55       10,000,000
          HAWAII
   4,000  Hawaii Department of Budget &
            Finance, Citizens Utilities
            Co 1996 Ser B (AMT).........      3.70 08/12/98        3.70        4,000,000
          Honolulu City & County,
   7,800    Ser 1993 BANs...............      3.45 07/13/98        3.45        7,800,000
  12,100    Ser 1993 BANs...............      3.55 10/08/98        3.55       12,100,000
          INDIANA
  13,000  Petersburg, Indianapolis Power
            & Light Co Ser 1991.........      3.50 10/28/98        3.50       13,000,000
          LOUISIANA
          Plaquemines Port Harbor &
          Terminal District,
  12,350    Electric - Coal Transfer Co
            Ser 1985 B..................      3.70 08/24/98        3.70       12,350,000
  13,400    Electric - Coal Transfer Co
            Ser 1985 D..................      3.40 07/15/98        3.40       13,400,000
  10,000    Electric - Coal Transfer Co
            Ser 1985 D..................      3.75 08/19/98        3.75       10,000,000
          MARYLAND
  10,500  Baltimore County, Ser 1995
            BANs........................      3.55 09/10/98        3.55       10,500,000
          MINNESOTA
   8,600  Rochester, Mayo
            Foundation/Mayo Medical
            Center Ser 1992 C...........      3.50 08/12/98        3.50        8,600,000
          NEBRASKA
          Nebraska Public Power
          District,
  10,000    Series A Notes..............      3.65 07/29/98        3.65       10,000,000
  10,000    Series A Notes..............      3.60 09/09/98        3.60       10,000,000
   6,000    Series A Notes..............      3.65 09/09/98        3.65        6,000,000
  13,000    Series B Notes..............      3.45 08/13/98        3.45       13,000,000
          NEVADA
          Las Vegas Valley Water
          District,
  11,000    Water Ser A.................      3.60 09/29/98        3.60       11,000,000
   8,000    Water Ser A.................      3.60 10/21/98        3.60        8,000,000
          NORTH CAROLINA
          North Carolina Eastern
          Municipal Power Agency,
   7,200    Ser 1996....................      3.60 07/21/98        3.60        7,200,000
  10,000    Ser 1996....................      3.40 07/23/98        3.40       10,000,000
  10,000    Ser 1996....................      3.55 10/06/98        3.55       10,000,000
          PENNSYLVANIA
          Delaware County Industrial
          Development Authority,
  15,000    PECO Energy Ser 1988 C
            (FGIC)......................      3.55 10/14/98        3.55       15,000,000
  16,600    PECO Energy Ser 1988 C
            (FGIC)......................      3.55 10/27/98        3.55       16,600,000
  10,900  Pennsylvania, Ser 1997 A
            BANs........................      3.70 08/13/98        3.70       10,900,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          SOUTH CAROLINA
 $15,000  South Carolina Public Service
            Authority, Promissory
            Notes.......................      3.50% 10/20/98       3.50%  $   15,000,000
          TEXAS
   8,000  Dallas Area Rapid Transit,
            Sales Tax Ser A.............      3.60 08/12/98        3.60        8,000,000
          Houston,
  10,000    1996 Ser B..................      3.70 08/19/98        3.70       10,000,000
   7,000    Airport Ser 1993 A (AMT)....      3.65 10/14/98        3.65        7,000,000
  15,000    Water & Sewer 1994 Ser A....      3.55 07/20/98        3.55       15,000,000
  10,000    Water & Sewer 1994 Ser A....      3.40 07/21/98        3.40       10,000,000
   7,650    Water & Sewer 1994 Ser A....      3.75 07/22/98        3.75        7,650,000
   8,000    Water & Sewer 1994 Ser A....      3.60 10/08/98        3.60        8,000,000
  10,000    Water & Sewer 1994 Ser A....      3.65 10/22/98        3.65       10,000,000
          San Antonio,
  12,000    Electric & Gas Ser 1988 A...      3.45 07/13/98        3.45       12,000,000
  12,900    Electric & Gas Ser 1988 A...      3.50 07/22/98        3.50       12,900,000
  10,200    Electric & Gas Ser 1988 A...      3.75 08/25/98        3.75       10,200,000
  16,600    Electric & Gas Ser 1988 A...      3.75 09/10/98        3.75       16,600,000
  12,000    Electric & Gas Ser 1995 A...      3.65 09/24/98        3.65       12,000,000
  13,400    Electric & Gas Ser 1988 A...      3.60 10/22/98        3.60       13,400,000
  10,000  Texas, Ser 1997 B TRANs.......      3.50 08/12/98        3.50       10,000,000
          Texas A & M University,
  15,000    Ser 1993 B..................      3.30 07/14/98        3.30       15,000,000
  12,800    Ser 1993 B..................      3.30 07/17/98        3.30       12,800,000
  10,000  Texas Municipal Power Agency,
            Ser 1991....................      3.55 10/21/98        3.55       10,000,000
          UTAH
  10,300  Utah, Highway Ser 1997 B......      3.75 09/30/98        3.75       10,300,000
          VIRGINIA
  10,000  Virginia, Ser 1997 BANs.......      3.55 08/20/98        3.55       10,000,000
          WISCONSIN
  15,000  Wisconsin Health & Educational
            Facilities Authority, SSM
            Health Care Ser 1998 B......      3.60 10/07/98        3.60       15,000,000
                                                                          --------------

          TOTAL TAX-EXEMPT COMMERCIAL PAPER
          (AMORTIZED COST $540,850,000)................................      540,850,000
                                                                          --------------

          SHORT-TERM MUNICIPAL NOTES (12.0%)
          IDAHO
  10,000  Idaho, Ser 1998 TANs, dtd
            07/01/98 (WI)...............      4.50 06/30/99        3.60       10,086,600
          INDIANA
   5,000  Indianapolis Local Improvement
            Bond Bank, Ser 1997 E Notes,
            dtd 12/18/97................      4.25 07/09/98        3.80        5,000,483
          IOWA
  45,000  Iowa School Corporations,
            Warrant Certificates 1998-99
            Ser A (FSA), dtd 06/25/98...      4.50 06/25/99        3.65       45,362,934



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                              YIELD TO
PRINCIPAL                                                     MATURITY
AMOUNT IN                                 COUPON   MATURITY  ON DATE OF
THOUSANDS                                  RATE      DATE     PURCHASE        VALUE
----------------------------------------------------------------------------------------
          KENTUCKY
 $15,000  Kentucky Asset/Liability
            Commission, 1998 Ser A
            TRANs, dtd 07/01/98 (WI)....      4.50% 06/25/99       3.57%  $   15,132,450
          MICHIGAN
          Michigan Municipal Bond
          Authority,
  30,000    Ser 1997 B Notes, dtd
            07/02/97....................      4.50 07/02/98        3.89       30,000,486
   7,500    Ser 1998 B-1 Notes, dtd
            07/02/98 (WI)...............      4.50 07/02/99        3.60        7,565,100
          NEW MEXICO
  30,000  New Mexico, Ser 1998-1999
            TRANs, dtd 07/02/98 (WI)....      4.25 06/30/99        3.60       30,187,200
          TEXAS
  20,000  Houston, Ser 1998 TRANs, dtd
            07/01/98 (WI)...............      4.50 06/30/99        3.55       20,134,800
  15,000  Texas, Ser 1997 A TRANs, dtd
            09/02/97....................      4.75 08/31/98        3.85       15,023,835
          WISCONSIN
  44,500  Wisconsin, Operating Notes of
            1998, dtd 07/01/98 (WI).....      4.50 06/15/99        3.55       44,891,280
                                                                          --------------

          TOTAL SHORT-TERM MUNICIPAL NOTES
          (AMORTIZED COST $223,385,168)................................      223,385,168
                                                                          --------------



TOTAL INVESTMENTS
(AMORTIZED COST $2,013,558,168) (a).....................................................  107.7 %   2,013,558,168

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................................   (7.7)     (144,167,324)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,869,390,844
                                                                                          ------  ---------------
                                                                                          ------  ---------------



---------------------

 AMT    Alternative Minimum Tax.
 BANs   Bond Anticipation Notes.
 COPs   Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
 TANs   Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
  WI    Security purchased on a "when-issued" basis.
  +     Rate shown is the rate in effect at June 30, 1998.
  *     Date in which the principal amount can be recovered through demand.
  ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities and a delayed delivery security.
 (a)    Cost is the same for federal income tax purposes.
BOND INSURANCE:
AMBAC   AMBAC Indemnity Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST


FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $2,013,558,168)...........................................................  $2,013,558,168
Cash........................................................................................      13,007,742
Interest receivable.........................................................................      11,716,416
Prepaid expenses and other assets...........................................................          69,948
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,038,352,274
                                                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................................................     167,999,243
    Investment management fee...............................................................         667,840
    Plan of distribution fee................................................................         168,397
    Shares of beneficial interest repurchased...............................................             177
Accrued expenses............................................................................         125,773
                                                                                              --------------

     TOTAL LIABILITIES......................................................................     168,961,430
                                                                                              --------------

     NET ASSETS.............................................................................  $1,869,390,844
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,869,382,329
Accumulated undistributed net investment income.............................................           9,834
Accumulated net realized loss...............................................................          (1,319)
                                                                                              --------------

     NET ASSETS.............................................................................  $1,869,390,844
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  1,869,392,429 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..........           $1.00
                                                                                              --------------
                                                                                              --------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       16


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $66,669,943
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    7,412,622
Plan of distribution fee.......................................................................    1,797,493
Transfer agent fees and expenses...............................................................      344,031
Registration fees..............................................................................      238,422
Custodian fees.................................................................................       80,971
Shareholder reports and notices................................................................       56,254
Professional fees..............................................................................       45,072
Trustees' fees and expenses....................................................................       18,164
Other..........................................................................................       20,609
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   10,013,638

Less: expense offset...........................................................................      (80,615)
                                                                                                 -----------

     NET EXPENSES..............................................................................    9,933,023
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   56,736,920

     NET REALIZED GAIN.........................................................................        5,223
                                                                                                 -----------

NET INCREASE...................................................................................  $56,742,143
                                                                                                 -----------
                                                                                                 -----------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS



                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1998   JUNE 30, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   56,736,920  $   49,576,805
Net realized gain (loss)....................................................           5,223          (6,542)
                                                                              --------------  --------------

     NET INCREASE...........................................................      56,742,143      49,570,263

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................     (56,742,296)    (49,562,686)
Net realized gain...........................................................        --                (7,971)
                                                                              --------------  --------------

     TOTAL..................................................................     (56,742,296)    (49,570,657)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............     235,864,187      91,640,075
                                                                              --------------  --------------

     NET INCREASE...........................................................     235,864,034      91,639,681

NET ASSETS:
Beginning of period.........................................................   1,633,526,810   1,541,887,129
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,834 AND $15,210,
    RESPECTIVELY)...........................................................  $1,869,390,844  $1,633,526,810
                                                                              --------------  --------------
                                                                              --------------  --------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18


                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST


NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.



4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $4,315,527,503 and $3,951,491,429, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $600.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998, included in Trustees' fees and expenses in the Statement of Operations amounted to $4,515. At June 30, 1998, the Trust had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................    6,715,086,000    5,701,581,425
Shares issued in reinvestment of dividends and distributions.....       56,742,296       49,570,657
                                                                   ---------------  ---------------
                                                                     6,771,828,296    5,751,152,082
Shares repurchased...............................................   (6,535,964,109)  (5,659,512,007)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................      235,864,187       91,640,075
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FEDERAL INCOME TAX STATUS



At June 30, 1998, the Trust had a net capital loss carryover of approximately $1,300 which will be available through June 30, 2006 to offset future capital gains to the extent provided by regulations.



7. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1998



                      1998 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1998, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


                                       22
                          ACTIVE ASSETS TAX-FREE TRUST

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000


    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    The investment objective of the Trust is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, California tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper. The Trust may invest a significant percentage of its assets in the securities of a single issuer and therefore an investment in the Trust may be riskier than an investment in other types of money funds.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objective and Policies/5                 Plan of Distribution/A-6
Investment Restrictions/9                           Dividends, Distributions and Taxes/A-7
Financial Statements -- June 30, 1998/11            General Information/A-9
Report of Independent Accountants/21                Voting Rights/A-9
Purchase and Redemption of Shares/A-1               Custodian/A-10
    Purchase of Shares/A-1                          Shareholder Inquiries/A-10
    Purchase of Shares by Non-Participants in
      the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      the Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING THE MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.



    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                 PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                                  IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal and California personal income tax. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Trust are offered to participants in the Active Assets program of Dean Witter and
OFFERED                to non- participants who wish to invest directly in shares of the Trust. (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the
                       Active Assets Insured Account, the Active Assets Money Trust, the Active Assets Tax-Free Trust, the
                       California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa Account.
                       See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of
                       shares of the Trust. Investments in shares are made under the circumstances described under
                       "Purchase and Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily California tax-exempt income consistent with stability of principal and
OBJECTIVE              liquidity (see page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies with assets under management of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by the state of California and its local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques. Since the Trust concentrates its investments in California tax-exempt securities, the Trust is affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal (page 7).
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.



SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.49%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.05%
                                                                                -----
Total Trust Operating Expenses.............................................     0.64%
                                                                                -----
                                                                                -----



EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   ---------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 7       $21       $36       $  80


    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.


                                       3
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 11.



                                                                                        FOR THE
                                                                                         PERIOD
                                                                                        NOVEMBER
                                                                                          12,
                                                                                         1991*
                                           FOR THE YEAR ENDED JUNE 30,                  THROUGH
                            ----------------------------------------------------------  JUNE 30,
                              1998      1997      1996      1995      1994      1993      1992
                            --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            --------  --------  --------  --------  --------  --------  --------
Net investment income.....     0.028     0.028     0.028     0.029     0.018     0.018  0.017
Less dividends from net
 investment income........    (0.028)   (0.028)   (0.028)   (0.029)   (0.018)   (0.018) (0.017  )
                            --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $1.00
                            --------  --------  --------  --------  --------  --------  --------
                            --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN...      2.84%     2.83%     2.82%     2.89%     1.78%     1.84% 1.66    %(1)

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................      0.64%     0.66 (4)     0.67%     0.67%     0.68%     0.71% 0.56    %(2)(3)
Net investment income.....      2.79%     2.78%     2.79%     2.86%     1.77%     1.82% 2.42    %(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands.............  $549,779  $431,382  $384,218  $313,566  $288,506  $202,149  $170,364


------------------------

 * COMMENCEMENT OF OPERATIONS.


(1) NOT ANNUALIZED.


(2) ANNUALIZED.


(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.


(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       4
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal and California personal income tax ("California tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities, as defined in the Act. There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO's"-- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Up to 20% of the Trust's total assets may also be invested in securities exempt from federal personal income tax but not from California personal income tax ("non-California tax-exempt securities"), in taxable securities and in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders ("AMT") (California tax-exempt securities subject to AMT will not be included in the 80% total referred to above for investment in California tax-exempt securities). In addition, the Trust may temporarily invest more than 20% of its total assets in taxable securities, non-California tax-exempt securities, or in tax-exempt securities subject to AMT, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may temporarily invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase); (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

    California Municipal Bonds and California Municipal Notes are debt obligations of a state, its cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). California Municipal Commercial Paper refers to short-term obligations of municipalities. Any Municipal Obligation which depends on the credit of the Federal Government, its agencies or instrumentalities shall be considered to have a Moody's rating of Aaa or S&P rating of AAA. An obligation shall be considered a Municipal Obligation only if, in the opinion of bond counsel, the interest payable therefrom is exempt from both federal income tax and California personal income tax.

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations may not require elimination of any security from the Trust's portfolio. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a

                                       5
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust. The Trust does not anticipate that more than 5% of its net assets are likely to be downgraded below the rating requirements described above for Municipal Obligations.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate (see the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings). It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the

                                       6
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of any one governmental unit. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there will be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sale of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The Trust anticipates that the average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value.


    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.


SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES

    Because the Trust's investments are concentrated in securities issued by the State of California or entities within the State, an investment in the Trust may be riskier than an investment in other types of money funds which do not similarly concentrate their investments. The Trust will be affected by any political, economic or regulatory

                                       7
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various subsequent developments regarding the California Constitution and State of California ("State") statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Of particular impact are constitutional voter initiatives, which have become common in recent years. The following information constitutes only a brief summary and is not intended as a complete description.


    California is the most populous state in the nation with a total population estimated at 32,383,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, the population rose 20%. The State now comprises 12.2% of the nation's population and 12.5% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to the low 6% range in mid-1997, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next three years, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.


    These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-1986. Since that time, budget shortfalls have become increasingly more difficult to solve and the State has recorded General Fund operating deficits in several fiscal years. Many of these problems have been attributable to the fact that the great population influx has produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition remains problematic.


    On August 18, 1997, the Governor signed the 1997-98 Budget Act which provides for General Fund and Special Fund expenditures of approximately $67.2 billion and projects a 97-98 fiscal year end reserve of $112 million. For the second year in a row, the State budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform program. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act to offset incarceration costs for illegal immigrants. The Budget Act contains no tax increases and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. After enactment of the Budget Act, and prior


                                       8
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
to the end of the Legislative Session, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. Legislation signed by the Governor includes a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility.



    The Governor's proposed budget for fiscal year 1998-1999 proposes total State spending of $70.6 billion (excluding the expenditure of federal funds and selected bond funds), which is up 4.7% from the current year's budget. This total includes $55.4 billion in General Fund spending (a 4.5% increase from the current year) and $15.2 billion in special funds spending (a 5.3% increase). The Governor's proposed budget anticipates a $296 million reserve for economic uncertainties. The new budget reflects agreements reached in the prior year in the areas of welfare reform, education, state tax relief, and the financial restructuring of the State's trial court system. The budget contains no tax changes and relatively few major programmatic changes.



    Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 from Aa to A1 by Moody's, to A from A+ by Standard & Poor's, and from AA to A by Fitch Investors Service, Inc. All three rating agencies expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard and Poor's raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA-referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

    For a more detailed discussion of the State of California economic factors, see the Statement of Additional Information.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    Investment restrictions listed below are among the restrictions which have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    For purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund;
(b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

    The Trust may not:

   1. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the

                                       9
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions).

   2. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

   3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

    The Trust will comply with any investment policies necessitated by rules governing the pricing of shares of money market funds (see "How Net Asset Value is Determined" in the Appendix), even though an investment restriction of the Trust is less restrictive than the related policy.

                                       10
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


PORTFOLIO OF INVESTMENTS JUNE 30, 1998



PRINCIPAL
AMOUNT IN                                       COUPON      DEMAND
THOUSANDS                                       RATE+       DATE*         VALUE
----------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (64.7%)
 $ 8,000      Alameda-Contra Costa Schools
                Financing Authority, Capital
                Improvements Ser B COPs.....        3.20%  07/08/98    $ 8,000,000
   8,200      Big Bear Lake, Southwest Gas
                Corp 1993 Ser A (AMT).......        3.15   07/08/98      8,200,000
  11,970      California Alternative Energy
                Financing Authority, General
                Electric Capital Corp-Arroyo
                Energy Ser 1993 B (AMT)**...        3.05   07/08/98     11,970,000
              California Educational
              Facilities Authority,
  10,000        California Institute of
                Technology Ser 1994.........        2.90   07/08/98     10,000,000
  15,165        Stanford University Ser
                L-5.........................        3.20   07/08/98     15,165,000
   2,000        University of Southern
                California Refg Ser 1996....        4.35   10/01/98      2,002,398
              California Health Facilities
              Financing Authority,
   2,350        Adventist Health System/
                West 1988 Ser A (MBIA)......        3.50   07/01/98      2,350,000
   5,000        Catholic HealthCare West
                1997 Ser C (MBIA)...........        3.00   07/08/98      5,000,000
   6,900        Kaiser Permanente Ser 1993
                A...........................        3.50   07/08/98      6,900,000
  14,000        Memorial Health Services Ser
                1994........................        3.20   07/08/98     14,000,000
   9,700        St Francis Medical Center
                1995 Ser E (MBIA)**.........        3.00   07/08/98      9,700,000
   5,050        St Joseph Health System Ser
                1985 A......................        3.25   07/01/98      5,050,000
   5,000      California Housing Finance
                Agency, Multi-family III
                1997 Ser B (AMT)............        3.25   07/08/98      5,000,000
              California Pollution Control
              Financing Authority,
   5,040        Chevron USA Ser 1983........        3.85   11/16/98      5,045,393
  10,485        Chevron USA Ser 1984 B......        3.70   06/15/99     10,491,266
  11,700        Pacific Gas & Electric Co
                1996 Ser F..................        3.50   07/01/98     11,700,000
   8,600        Pacific Gas & Electric Co
                1997 Ser C (AMT)............        3.60   07/01/98      8,600,000
   5,000        Shell Oil Co 1991 Ser B.....        3.25   07/01/98      5,000,000
   8,000        Shell Oil Co 1996 Ser A
                (AMT).......................        3.40   07/01/98      8,000,000
   4,300        Stanislaus Inc Ser 1987
                (AMT).......................        3.70   07/01/98      4,300,000
  16,500      California Public Capital
                Improvements Financing
                Authority, Pooled Ser 1988
                C**.........................        3.65   09/15/98     16,500,000
              California Statewide
              Communities Development
              Authority,
   6,239        House Ear Institute 1993 Ser
                A COPs......................        3.50   07/01/98      6,239,000
   9,000        Kaiser Permanente Ser 1995
                COPs**......................        3.50   07/08/98      9,000,000
   6,100        St Joseph Health System
                COPs........................        3.20   07/08/98      6,100,000
   8,200      Foothill/Eastern
                Transportation Corridor
                Agency, Toll Road Ser 1995
                C...........................        3.10   07/08/98      8,200,000
   9,500      Fremont, Creekside Village
                Multi-family Ser 1985 D.....        3.10   07/08/98      9,500,000
              Los Angeles, Multi-family
   7,800        1985 Ser K..................        3.45   07/08/98      7,800,000
   4,900        1994 Ser A (AMT)............        3.50   07/01/98      4,900,000
   7,905      Los Angeles County
                Metropolitan Transportation
                Authority, Prop C Sales Tax
                Refg Ser 1993 A (MBIA)......        3.00   07/08/98      7,905,000
   8,000      M-S-R Public Power Agency, San
                Juan Ser 1997 D (MBIA)......        3.15   07/08/98      8,000,000
  22,600      Newport Beach, Hoag Memorial
                Hospital/Presbyterian Ser
                1992 & 1996 B...............        3.60   07/01/98     22,600,000
  10,595      Northern California Public
                Power Agency, Geothermal No
                3 1996 Ser A (AMBAC)........        3.10   07/08/98     10,595,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PRINCIPAL
AMOUNT IN                                       COUPON      DEMAND
THOUSANDS                                       RATE+       DATE*         VALUE
----------------------------------------------------------------------------------
              Redlands,
 $ 3,900        Orange Village Apts 1988 Ser
                A (AMT).....................        3.40%  07/08/98    $ 3,900,000
   3,585        1993 Water Treatment
                Facilities COPs (FGIC)......        3.15   07/08/98      3,585,000
   7,805      Sacramento County,
                Administration Center &
                Courthouse Ser 1990 COPs....        3.15   07/08/98      7,805,000
   4,000      San Bernardino County, 1996
                County Center Refinancing
                COPs........................        3.15   07/08/98      4,000,000
   4,000      San Jose, Almaden Lake Village
                Apts Ser 1997 A (AMT).......        3.40   07/08/98      4,000,000
   7,200      San Jose Redevelopment Agency,
                Merged Area Ser 1996 B......        3.00   07/08/98      7,200,000
   2,000      San Jose-Santa Clara Clean
                Water Financing Authority,
                Sewer Ser 1995 B (FGIC).....        3.10   07/08/98      2,000,000
   4,100      Santa Clara, Electric Ser 1985
                B...........................        3.15   07/08/98      4,100,000
   6,800      Santa Clara County-El Camino
                Hospital District Facilities
                Authority, Valley Medical
                Center 1985 Ser A...........        3.00   07/08/98      6,800,000
  10,000      Santa Clara County Financing
                Authority, Valley Medical
                Center 1994 Ser B...........        3.10   07/08/98     10,000,000
  11,800      Southern California Public
                Power Authority,
                Transmission 1991 Refg Ser
                (AMBAC).....................        3.10   07/08/98     11,800,000
   6,605      Turlock, Irrigation District
                Ser 1988 A..................        3.20   07/08/98      6,605,000
  10,000      West Basin Municipal Water
                District, Ser 1997 B COPs...        3.00   07/08/98     10,000,000
                                                                       -----------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
              MUNICIPAL OBLIGATIONS
              (AMORTIZED COST $355,608,057)........................    355,608,057
                                                                       -----------



                                                                        YIELD TO
                                                                        MATURITY
                                                COUPON     MATURITY    ON DATE OF
                                                 RATE        DATE       PURCHASE
                                                ------     --------    ----------
              CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (28.6%)
              California Pollution Control
              Financing Authority,
   4,000        Pacific Gas & Electric Co
                Ser 1996 E..................        3.30%  07/14/98          3.30%       4,000,000
   4,000        Southern California Edison
                Co Ser 1985 A...............        3.45   07/23/98          3.45        4,000,000
   7,600        Southern California Edison
                Co Ser 1985 A...............        3.60   08/13/98          3.60        7,600,000
   4,500        Southern California Edison
                Co Ser 1985 A...............        3.50   10/08/98          3.50        4,500,000
   5,000        Thermal Energy Development
                Partnership Ser A (AMT).....        3.70   08/20/98          3.70        5,000,000
   5,000      Chula Vista, San Diego Gas &
                Electric Co Ser 1992 C
                (AMT).......................        3.30   07/15/98          3.30        5,000,000
   5,000      Contra Costa Water District,
                Ser A.......................        3.60   08/26/98          3.60        5,000,000
              East Bay Municipal Utility
              District,
   3,000        Water.......................        3.25   07/22/98          3.25        3,000,000
   4,000        Water.......................        3.50   08/11/98          3.50        4,000,000
              Los Angeles,
   8,000        Wastewater Ser 1997.........        3.50   08/12/98          3.50        8,000,000
   8,000        Wastewater Ser 1997.........        3.55   10/14/98          3.55        8,000,000
   4,000      Los Angeles County
                Metropolitan Transportation
                Authority, Sales Tax Ser
                A...........................        3.50   08/27/98          3.50        4,000,000
              Metropolitan Water District of
              Southern California,
   2,300        Ser 1996 B..................        3.60   08/25/98          3.60        2,300,000
  10,000        Ser 1996 B..................        3.50   09/15/98          3.50       10,000,000
   5,500        Ser 1996 B..................        3.45   09/24/98          3.45        5,500,000



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                                                                        YIELD TO
PRINCIPAL                                                               MATURITY
AMOUNT IN                                       COUPON     MATURITY    ON DATE OF
THOUSANDS                                        RATE        DATE       PURCHASE         VALUE
--------------------------------------------------------------------------------------------------
 $10,000      Sacramento Municipal Utility
                District, Ser I.............        3.35%  09/17/98          3.35%    $ 10,000,000
              San Diego,
   9,000        Gas & Electric Co Ser 1995
                B...........................        3.65   09/08/98          3.65        9,000,000
   6,400        Gas & Electric Co Ser 1995
                A...........................        3.45   09/10/98          3.45        6,400,000
   4,700      San Diego County Water
                Authority, Ser #1...........        3.60   09/09/98          3.60        4,700,000
              San Francisco Airport
              Commission,
   3,100        San Francisco International
                Airport Ser 1997 A (AMT)....        3.80   07/13/98          3.80        3,100,000
   5,110        San Francisco International
                Airport Ser 1997 A (AMT)....        3.45   09/24/98          3.45        5,110,000
              San Joaquin County
              Transportation Authority,
   5,000        Sales Tax Ser 1997..........        3.55   08/06/98          3.55        5,000,000
   5,000        Sales Tax Ser 1997..........        3.65   08/06/98          3.65        5,000,000
   6,000        Sales Tax Ser 1997..........        3.45   09/23/98          3.45        6,000,000
              University of California
              Regents,
   8,000        Ser A.......................        3.45   09/22/98          3.45        8,000,000
   5,000        Ser A.......................        3.50   09/29/98          3.50        5,000,000
   5,000        Ser A.......................        3.40   10/07/98          3.40        5,000,000
   5,000      Puerto Rico Government
                Development Bank, Ser
                1996........................        3.60   08/11/98          3.60        5,000,000
                                                                                      ------------

              TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
              (AMORTIZED COST $157,210,000)......................................      157,210,000
                                                                                      ------------

              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (11.3%)
  10,000      Alameda County, 1998-99 TRANs,
                dtd 07/08/98 (WI)...........        4.50   07/07/99          3.60       10,086,600
  10,000      California School Cash Reserve
                Program Authority, 1998 Pool
                Ser A, dtd 07/02/98 (WI)....        4.50   07/02/99          3.74       10,073,200
  10,000      Fresno County, 1998-99 TRANs,
                dtd 07/02/98 (WI)...........        4.00   07/01/99          3.59       10,039,400
  10,000      Marin County, 1998-99 TRANs,
                dtd 07/01/98 (WI)...........        4.50   06/30/99          3.55       10,091,400
   6,000      San Mateo County, Ser 1997-98
                TRANs, dtd 07/01/97.........        4.50   07/01/98          3.80        6,000,000
  16,000      Ventura County, Ser 1997
                TRANs, dtd 07/01/97.........        4.50   07/01/98          3.84       16,000,000
                                                                                      ------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
              (AMORTIZED COST $62,290,600).......................................       62,290,600
                                                                                      ------------



TOTAL INVESTMENTS
(AMORTIZED COST $575,108,657) (a).........................................................  104.6 %   575,108,657

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (4.6)    (25,329,326)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 549,779,331
                                                                                            ------  -------------
                                                                                            ------  -------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

---------------------


 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
TRANs  Tax and Revenue Anticipation Notes.
 WI    Securities purchased on a "when-issued" basis.
  +    Rate shown is rate in effect at June 30, 1998.
  *    Date on which the principal amount can be recovered through demand.
 ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $575,108,657)...............................................................  $575,108,657
Cash..........................................................................................    12,768,575
Interest receivable...........................................................................     3,127,879
Prepaid expenses..............................................................................        15,645
                                                                                                ------------

     TOTAL ASSETS.............................................................................   591,020,756
                                                                                                ------------

LIABILITIES:
Payable for:
    Investments purchased.....................................................................    40,290,600
    Investment management fee.................................................................       238,509
    Plan of distribution fee..................................................................        48,384
Accrued expenses and other payables...........................................................       663,932
                                                                                                ------------

     TOTAL LIABILITIES........................................................................    41,241,425
                                                                                                ------------

     NET ASSETS...............................................................................  $549,779,331
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $549,779,129
Accumulated undistributed net investment income...............................................           202
                                                                                                ------------

     NET ASSETS...............................................................................  $549,779,331
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  549,779,129 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..............         $1.00
                                                                                                ------------
                                                                                                ------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $18,498,281
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    2,663,643
Plan of distribution fee.......................................................................      518,827
Transfer agent fees and expenses...............................................................       81,316
Professional fees..............................................................................       54,810
Registration fees..............................................................................       47,153
Shareholder reports and notices................................................................       41,240
Custodian fees.................................................................................       26,566
Trustees' fees and expenses....................................................................       18,386
Other..........................................................................................        8,389
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    3,460,330

Less: expense offset...........................................................................      (26,479)
                                                                                                 -----------

     NET EXPENSES..............................................................................    3,433,851
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   15,064,430

     NET REALIZED GAIN.........................................................................        2,410
                                                                                                 -----------

NET INCREASE...................................................................................  $15,066,840
                                                                                                 -----------
                                                                                                 -----------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       16


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS



                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                    JUNE 30,      JUNE 30,
                                                                                      1998          1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $ 15,064,430  $ 11,980,607
Net realized gain...............................................................         2,410         9,454
                                                                                  ------------  ------------

     NET INCREASE...............................................................    15,066,840    11,990,061

Dividends from net investment income............................................   (15,064,414)  (11,980,506)

Net increase from transactions in shares of beneficial interest.................   118,394,453    47,154,733
                                                                                  ------------  ------------

     NET INCREASE...............................................................   118,396,879    47,164,288

NET ASSETS:
Beginning of period.............................................................   431,382,452   384,218,164
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $202 AND $186,
    RESPECTIVELY)...............................................................  $549,779,331  $431,382,452
                                                                                  ------------  ------------
                                                                                  ------------  ------------



                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.



4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $1,250,181,811 and $1,124,272,340, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,710. At June 30, 1998, the Trust had an accrued pension liability of $37,170 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................    1,906,367,914    1,641,164,284
Shares issued in reinvestment of dividends.......................       15,064,414       11,980,506
                                                                   ---------------  ---------------
                                                                     1,921,432,328    1,653,144,790
Shares repurchased...............................................   (1,803,037,875)  (1,605,990,057)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................      118,394,453       47,154,733
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FEDERAL INCOME TAX STATUS



During the year ended June 30, 1998, the Trust utilized all of its net capital loss carryover of approximately $2,400.



7. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the six years in the period then ended and for the period November 12, 1991 (commencement of operations) through June 30, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1998



                      1998 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1998, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


                                       21
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000


    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.


    The investment objectives of the Trust are high current income, preservation of capital and liquidity. The Trust will seek to achieve these objectives by investing in a diversified portfolio of short-term money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


Highlights/2                                        How Net Asset Value is Determined/A-4
Summary of Trust Expenses/3                         Confirmations/A-5
Financial Highlights/4                              The Trusts and Their Management/A-5
Investment Objectives and Policies/5                Plan of Distribution/A-6
Financial Statements -- June 30, 1998/8             Dividends, Distributions and Taxes/A-7
Report of Independent Accountants/7                 General Information/A-9
Purchase and Redemption of Shares/A-1               Voting Rights/A-9
    Purchase of Shares/A-1                          Custodian/A-10
    Purchase of Shares by Non-Participants in       Shareholder Inquiries/A-10
      Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      Active Assets Program/A-4



    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.



    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------


                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

HIGHLIGHTS


THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors
                       Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act. (see page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (see page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Government Securities Trust are offered to participants in the Active Assets
OFFERED                program of Dean Witter and to non-participants who wish to invest directly in shares of the Trust
                       (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Active
                       Assets Tax-Free Trust, the Active Assets California Tax-Free Trust or the Government Securities
                       Trust, and to the Visa Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances in an Active Assets account will automatically be invested in shares of the Government
                       Securities Trust daily at their net asset value without any sales charge. Morgan Stanley Dean
                       Witter Distributors Inc. is the Distributor of shares of the Trust. Investments in shares are made under the circumstances described under "Purchase and Redemption of Shares" (see page A-1).
                       Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's investment objectives will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of short-term money market instruments issued or guaranteed by the United
POLICY                 States Government or its agencies or instrumentalities (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company, Inc., serve in various investment manage-
                       ment, advisory, management and administrative capacities to 102 investment companies and other portfolios with assets under management of approximately $115.9 billion at July 31, 1998 (see page
                       A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Government Securities Trust will be
OF SHARES              redeemed at net asset value automatically to satisfy debit balances in the securities account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the
                       Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant
                       $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term securities issued or guaranteed by the
                       U.S. Government or its agencies or instrumentalities which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion under the captions
                       "Investment Objectives and Policies" (page 5), "Repurchase Agreements" (page 6), and "When-Issued and Delayed Delivery Securities" (page 6) concerning the risks associated with such portfolio securities and management strategies.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.



SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.48%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.05%
                                                                                -----
Total Trust Operating Expenses.............................................     0.63%
                                                                                -----
                                                                                -----



EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   ---------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 6       $20       $35       $  79


    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 7.



                                                             FOR THE YEAR ENDED JUNE 30,
                          --------------------------------------------------------------------------------------------------
                            1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of period................ $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....    0.049    0.048     0.049     0.048     0.027     0.027     0.043     0.065     0.077     0.079
Less dividends from net
 investment income........   (0.049)   (0.048)   (0.049)   (0.048)   (0.027)   (0.027)   (0.043)   (0.065)   (0.077)   (0.079)
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period................... $   1.00 $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                          --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN...     5.05%     4.92%     5.03%     4.92%     2.76%     2.71%     4.37%     6.72%     8.03%     8.20%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................     0.63%     0.64%     0.65%     0.67%     0.66%     0.66%     0.68%     0.70%     0.68%     0.70%
Net investment income.....     4.93%     4.78%     4.93%     4.84%     2.72%     2.68%     4.28%     6.39%     7.74%     7.94%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions.............. $    699 $    620  $    571  $    542  $    472  $    509  $    533  $    597  $    300  $    244


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       4
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES ARE FUNDAMENTAL POLICIES AND MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS.

    The Trust seeks to achieve its objectives by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government, and certain interests in the foregoing securities. Except for U.S. Treasury securities, these obligations, even those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, they may be backed, in part, by a line of credit with the U.S. Treasury (such as the Federal National Mortgage Association), or the Trust must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System) in which case the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Treasury securities include Treasury bills, Treasury coupons, Treasury notes, and Treasury bonds (including zero coupon bonds). Some of the Government agencies and instrumentalities which issue or guarantee securities include the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Banks for Cooperatives.

    The Trust may invest in securities issued or guaranteed by any agency or instrumentality established or sponsored by the United States Government. Such investments may take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing. Participation interests are pro rata interests in U.S. Government securities held by others such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

    The Federal Deposit Insurance Corporation is the administrative authority over the Bank Insurance Fund and the Savings Insurance Fund which are the agencies of the U.S. Government which insure (including both principal and interest) the deposits of certain banks and savings and loan associations up to $100,000 per deposit. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit ("CDs") in principal amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank or savings and loan association. The interest on such investments is not insured. The Trust may invest in such CDs of banks and savings and loan institutions having total assets of less than $1,000,000,000, limited to the insured amount of principal ($100,000) in each case and limited with regard to all such CDs and all illiquid assets, in the aggregate, to 10% of the Trust's total assets.

    The Trust intends normally to hold its portfolio securities to maturity. Historically, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest, if held to maturity.

    The Trust may not borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place between one month and 120 days after the date of the commitment. These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    All the foregoing strategies may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods available to the Trust will result in the achievement of its objectives.

    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.

PORTFOLIO MANAGEMENT

    The Trust will invest in securities of varying maturities and risks, although it will not invest in securities with an effective maturity of more than thirteen months. The Trust will generally not seek profits through short-term trading, although it may dispose of any portfolio security prior to maturity if, on the basis of a revised evaluation or other circumstance or consideration, the Investment Manager deems such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations.


    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


PORTFOLIO OF INVESTMENTS JUNE 30, 1998



                                                                     ANNUALIZED
 PRINCIPAL                      DESCRIPTION                            YIELD
 AMOUNT IN                          AND                              ON DATE OF
 THOUSANDS                     MATURITY DATES                         PURCHASE            VALUE
----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (99.2%)
 $  62,650   Federal Farm Credit Bank
               08/06/98 - 05/25/99.............................     5.39 - 5.54  %   $    61,378,286
   327,866   Federal Home Loan Banks
               07/06/98 - 12/02/98.............................     5.44 - 5.66          324,263,442
   241,844   Federal Home Loan Mortgage Corp.
               07/01/98 - 09/29/98.............................     5.44 - 5.85          240,097,729
    57,424   Federal National Mortgage Assoc.
               07/27/98 - 11/16/98.............................     5.40 - 5.52           56,788,737
    11,000   Tennessee Valley Authority
               08/14/98........................................         5.46              10,927,534
                                                                                     ---------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (AMORTIZED COST $693,455,728).........................................      693,455,728
                                                                                     ---------------

             U.S. GOVERNMENT OBLIGATION (0.8%)
     6,000   U.S. Treasury Bill
               03/04/99 (AMORTIZED COST $5,790,285)............         5.36               5,790,285
                                                                                     ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $699,246,013) (a)...........      100.0%   699,246,013

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS......................................       (0.0)      (268,949)
                                                  -----   ------------

NET ASSETS..................................      100.0%  $698,977,064
                                                  -----   ------------
                                                  -----   ------------

---------------------
(a)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       7

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

ASSETS:
Investments in securities, at value
  (amortized cost $699,246,013)...............................................................  $699,246,013
Cash..........................................................................................         6,984
Interest receivable...........................................................................       137,079
Prepaid expenses and other assets.............................................................        37,053
                                                                                                ------------

     TOTAL ASSETS.............................................................................   699,427,129
                                                                                                ------------

LIABILITIES:
Payable for:
    Investment management fee.................................................................       298,341
    Plan of distribution fee..................................................................        62,462
    Shares of beneficial interest repurchased.................................................            89
Accrued expenses and other payables...........................................................        89,173
                                                                                                ------------

     TOTAL LIABILITIES........................................................................       450,065
                                                                                                ------------

     NET ASSETS...............................................................................  $698,977,064
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $698,977,002
Accumulated undistributed net investment income...............................................            62
                                                                                                ------------

     NET ASSETS...............................................................................  $698,977,064
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  698,977,002 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE)...............................................................         $1.00
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       8
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $38,799,742
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    3,338,933
Plan of distribution fee.......................................................................      671,892
Registration fees..............................................................................      128,415
Transfer agent fees and expenses...............................................................      113,864
Shareholder reports and notices................................................................       57,455
Custodian fees.................................................................................       44,658
Professional fees..............................................................................       43,094
Trustees' fees and expenses....................................................................       18,170
Other..........................................................................................        7,073
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,423,554
                                                                                                 -----------

NET INVESTMENT INCOME AND NET INCREASE.........................................................  $34,376,188
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       9
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                    JUNE 30,      JUNE 30,
                                                                                      1998          1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase..........................................  $ 34,376,188  $ 31,166,850

Dividends from net investment income............................................   (34,376,623)  (31,166,690)

Net increase from transactions in shares of beneficial interest.................    78,528,472    49,048,779
                                                                                  ------------  ------------

     NET INCREASE...............................................................    78,528,037    49,048,939

NET ASSETS:
Beginning of period.............................................................   620,449,027   571,400,088
                                                                                  ------------  ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $62 AND $497,
    RESPECTIVELY)...............................................................  $698,977,064  $620,449,027
                                                                                  ------------  ------------
                                                                                  ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       10
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets

                                       11
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.


Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.


                                       12
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $8,905,252,902 and $8,863,848,231, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $200.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,515. At June 30, 1998, the Trust had an accrued pension liability of $48,804 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 1998   JUNE 30, 1997
                                          --------------  --------------
Shares sold.............................   2,429,444,279   2,095,701,110
Shares issued in reinvestment of
 dividends..............................      34,349,876      31,136,575
                                          --------------  --------------
                                           2,463,794,155   2,126,837,685
Shares repurchased......................  (2,385,265,683) (2,077,788,906)
                                          --------------  --------------
Net increase in shares outstanding......      78,528,472      49,048,779
                                          --------------  --------------
                                          --------------  --------------

6. FINANCIAL HIGHLIGHTS


See the "Financial Highlights" table on page 4 of this Prospectus.


                                       13
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Government Securities Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
AUGUST 5, 1998


                                       14
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                    APPENDIX

    THIS APPENDIX CONSTITUTES PART OF THE PROSPECTUSES OF THE ACTIVE ASSETS MONEY TRUST (THE "MONEY TRUST"), THE ACTIVE ASSETS TAX-FREE TRUST (THE "TAX-FREE TRUST"), THE ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST (THE "CALIFORNIA TAX-FREE TRUST") AND THE ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (THE "GOVERNMENT SECURITIES TRUST"). THE MONEY TRUST, THE TAX-FREE TRUST, THE CALIFORNIA TAX-FREE TRUST AND THE GOVERNMENT SECURITIES TRUST ARE REFERRED TO IN THIS APPENDIX COLLECTIVELY AS THE "TRUSTS". UNLESS OTHERWISE INDICATED, THE INFORMATION SET FORTH HEREIN IS APPLICABLE TO EACH TRUST.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES


    The shares of the Trusts are offered to participants in the Active Assets financial service program (non-participants see below). Persons subscribing to the program will have the free credit cash balances in their Active Assets securities account invested in shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust or deposited in the Active Assets Insured Account (a Federal Deposit Insurance Corporation insured bank account), depending upon which investment vehicle has been designated by the participant. For further information consult the Client Account Agreement.

    Purchases of shares of the Trusts by program participants will be made only pursuant to the Active Assets automatic purchase procedures described below.



    Subscribers to Active Assets services have the option to change the designation of their Trust at any time by notifying their Morgan Stanley Dean Witter Financial Advisor.


    The purchase price for shares of the Trusts is the net asset value per share next determined after receipt by a Trust of a purchase order, pursuant to the Active Assets program, in proper form. The Trusts anticipate that the net asset value will remain constant at $1.00 per share and that any fluctuations in value will be reflected in the daily dividend or in the number of outstanding shares in the shareholder's account rather than in the per share dollar value. The net asset value is determined at 12 noon, New York time, on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem shares of the Trust. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon pricing on the following business day. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    A purchase order will not be effective until Federal funds become available to the Trusts. Federal funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. There are no minimum investment requirements for the Trusts (with the exception of non-participants in the Active Assets Program--see below) although the minimum requirement for entry in the Active Assets program is currently $10,000 in cash and/or securities. Dean Witter reserves the right to alter or waive the conditions upon which an Active Assets account may be opened.


    Free credit cash balances held in an Active Assets account will be automatically invested daily in shares of either the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust, if a Trust has been selected for investment by the participant, on each business day on which the New York Stock Exchange is open. Free credit cash balances will be invested in shares at the price next determined, which is 12 noon New York time, on the next business day following the credit of any such amounts to the Active Assets account. Free credit balances arising from a cash payment into an Active Assets account shall be so invested unless such payment is made after the cashiering deadline of the Dean Witter office in which the payment is made, in which case the resulting free credit balance shall be invested on the second following business day and the investor will not receive the daily dividend which would have been received had such balance been invested in the designated Trust. An Active Assets participant desiring to make such a cash payment should contact his or her Morgan Stanley Dean Witter Financial Advisor for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks.



    Each Trust has entered into a Distribution Agreement with Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of MSDW Advisors, which has its principal executive offices at Two World Trade Center, New York, New York 10048. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trusts, including costs involved in the distribution of prospectuses and periodic reports to investors, other supplementary sales literature and advertising costs. However, costs and expenses incurred by the Distributor may be reimbursed by the Trusts pursuant to the provisions of the respective Plans of Distribution pursuant to Rule 12b-1 (see page A-6).


    From time to time, certain state administrative agencies may raise questions as to whether the operation of the Active Assets program constitutes banking under the laws of their state. In addition, legislation has been proposed in certain states which, if enacted, could require a modification of the Active Assets program in those states. The Distributor and Dean Witter are not banks and believe that the operation of the Active Assets program does not constitute banking under the laws of any state. The Distributor and Dean Witter intend to fully contest and resist any regulatory or legislative challenges to the Active Assets program. Final adverse rulings in any state that the Active Assets program constitutes unauthorized banking therein or the adoption of legislation by any state affecting the Active Assets program could force the Trusts to liquidate shares of residents in such state or to cease offering their shares in such state as part of the Active Assets program.

PURCHASE OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM


    Shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who choose not to participate in the Active Assets program. Shareholders of the Trusts not participating in the Active Assets program will not be charged a program fee. The minimum initial purchase for non-participants is $5,000 and the minimum subsequent purchase is $1,000. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may have different initial and/or subsequent purchase minimum accounts, and may make share purchases automatically through their account programs. Dean Witter account holders should contact their Morgan Stanley Dean Witter Financial Advisor for further information concerning methods of purchase.


    The Trusts have been created for the purpose of serving as investments for participants in the Active Assets program and, as such, do not in themselves offer such typical money market fund features as check writing and exchange privileges.

There are other money market funds, including funds managed by MSDW Advisors, which have investment objectives similar to the Trusts and which offer check writing and exchange privileges. Prior to making an investment in any such money market fund, an investor should obtain and read the prospectus.


REDEMPTION OF SHARES


    Each Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") of instructions from Dean Witter in accordance with the automatic procedure set forth below (non-participants in the Active Assets program see below). Such instructions are delivered to the Transfer Agent prior to the determination of net asset value at 12 noon, New York time, on any day that the New York Stock Exchange is open for business, or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. Shareholders will receive upon redemption all dividends declared and reinvested until the time of redemption.


    Redemption will be automatically effected by Dean Witter to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa credit card purchases, cash advances or checks written against the Visa Account. Each Active Assets account will be automatically scanned for debits each business day that the New York Stock Exchange is open for business as of the close of business on that day, and after application of any free credit cash balances in the account to such debits, a sufficient number of Trust shares owned by the Active Assets participants will be redeemed at 12 noon the following business day to satisfy any remaining debits in either the Securities Account or the Visa Account. Margin loans will be utilized to satisfy debits remaining after the liquidation of all Trust shares in an Active Assets participant's account and shares may not be purchased until all debits and margin loans in the account are satisfied. Dean Witter (not the Trusts) may impose a fee for the use of the Visa credit card to obtain cash advances.

    The right to receive payment with respect to any redemption may be suspended by each Trust for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Trust of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above. At various times the Trusts may be requested to redeem shares with respect to which good payment has not yet been received by the Distributor. A Trust may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. In addition, where the shares to be redeemed have been purchased by check (including a certified or bank cashier's check), automatic and manual redemptions may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check).

    The total value of a shareholder's investment in a Trust at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Trust at such time and income earned.

    If a participant wishes to reduce or eliminate his or her investment in the Trust shares component of the Active Assets program, he or she should first call the Active Assets information number shown on the cover page preceding the Active Assets Money Trust Prospectus, to ascertain the balance in his or her Trust Account. He or she may then withdraw an amount equal to the value of such shares, less any charges pending in his or her Active Assets account, in any of the following ways:

    (a) by writing a check against the Visa Account in such amount;

    (b) by obtaining a cash advance from a Visa participating bank or branch thereof for such amount (which the bank may limit to $5,000 per account per day); or


    (c) by calling his or her Morgan Stanley Dean Witter Financial Advisor and requesting a cash disbursement from the Active Assets program for such amount.


    In any of the above methods, the Trust share balance at any time is subject to reduction due to prior debits against the participant's account. Accordingly, if payment is requested through the Visa Account check or the cash advance methods and if any other debits are paid by automatic redemption of Trust shares prior to the time the check or cash advance charge is presented for payment, then the Trust share balance will be reduced. If so, payment of the check or cash advance may be paid in part from the margin loan value of the Securities Account or may result in an overdraft. In addition, Dean Witter (not the Trusts) may impose a fee for the checkwriting service on certain Active Assets accounts.

    Under the Active Assets program, both Dean Witter and Bank One have the right to terminate an Active Assets account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

REDEMPTION OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM


    Shareholders who are not participating in the Active Assets program should contact Dean Witter, through his or her Morgan Stanley Dean Witter Financial Advisor, on any day the New York Stock Exchange is open, to effect a redemption of shares of the Trust. All such redemption requests will be promptly forwarded to the Transfer Agent; redemption requests should not be sent directly to the Trusts or the Transfer Agent. If such requests are inadvertently sent to the Trust or Transfer Agent, they will be forwarded to the Distributor. Cash proceeds from the manual redemption of Trust shares ordinarily will be credited to the shareholder's Dean Witter brokerage account or, on request, will be mailed to the shareholder at his or her address of record. In certain instances, as where redemption requests are received in writing, such redemption requests will require written notices containing the signatures of all persons in whose name the shares are registered, or additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may effect redemption of shares automatically, as provided for in their account program. Dean Witter account holders should contact their Morgan Stanley Dean Witter Financial Advisor for further information concerning methods of redemption.


HOW NET ASSET VALUE IS DETERMINED

    The net asset value per share of each Trust, for the purpose of calculating the price at which shares are issued and redeemed, is determined by the Investment Manager as of 12 noon New York time on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends. Each Trust will also calculate such price on each other day in which there is a sufficient degree of trading in that Trust's portfolio securities, such that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem Trust shares. The determination of net asset value is made by subtracting from the value of the assets of a Trust the amount of its liabilities, and dividing the remainder by the number of outstanding shares of the Trust.

    The Trusts utilize the amortized cost method in valuing their portfolio securities, even though the portfolio securities may increase or decrease in market value, generally, in regards to changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any original issue discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00, although there is no assurance that the $1.00 net asset value will be maintained.

CONFIRMATIONS

    All purchases and redemptions of Trust shares and dividend reinvestments will be confirmed monthly to the shareholder (rounded to the nearest share) in the Active Assets Account Statement. Dean Witter has received an exemptive order from the Securities and Exchange Commission which permits it to omit sending out more frequent confirmations with respect to purchases and redemptions.

    In the interest of economy and convenience and because of the operating procedures of the Trusts, certificates representing the Trusts' shares will not be physically issued. Shares are maintained by the Trusts on the register maintained by the Transfer Agent and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.

THE TRUSTS AND THEIR MANAGEMENT
--------------------------------------------------------------------------------

    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust are all no-load, open-end diversified investment management companies. Money Trust, Tax-Free Trust and Government Securities Trust were organized under the laws of the Commonwealth of Massachusetts as business trusts on March 30, 1981. California Tax-Free Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on July 10, 1991.


    MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998. The Investment Manager and Dean Witter are wholly-owned subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW"), a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.



    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 102 investment companies (the "Dean Witter Funds"), 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $111.6 billion at July 31, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4.3 billion at such date.



    The Trusts have retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Trusts.


    The Trusts' Trustees review the various services provided by the Investment Manager to ensure that the Trusts' general investment policies and programs are being properly carried out and that administrative services are being provided to the Trusts in a satisfactory manner.


    As full compensation for the services and facilities furnished to the Trusts and expenses of the Trusts assumed by the Investment Manager, the Trusts pay the Investment Manager monthly compensation calculated daily by applying a percentage rate to the daily net assets of each of the respective Trusts which declines as net assets of the Trusts reach specified levels (up to $3 billion). For the fiscal years ended June 30, 1998, the Trusts accrued total compensation to the Investment Manager amounting to 0.28% (Money Trust), 0.40% (Tax-Free Trust), 0.49% (California Tax-Free Trust) and 0.48% (Government Securities Trust) of the respective Trusts' average daily net assets and the Trusts' total expenses amounted to 0.44% (Money Trust), 0.54% (Tax-Free Trust), 0.64% (California Tax-Free Trust) and 0.63% (Government Securities Trust) of the respective Trusts' average daily net assets.


PLAN OF DISTRIBUTION


    Each Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and uses its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bear the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of Dean Witter and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares of the Trusts; (3) expenses incurred in connection with promoting sales of shares of the Trusts; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services are made in monthly payments by each Trust at the annual rate of up to 0.15 of 1% of the average daily net assets of each Trust. Such payments were made by Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust at the annual rate of 0.10 of 1% of each Trust's average daily net assets for their respective fiscal years ended June 30, 1998. Morgan Stanley Dean Witter Financial Advisors are paid an annual residual commission, currently a gross residual of up to 0.10 of 1% of the current value of the respective accounts of which they are the Financial Advisors of record. In addition, some Dean Witter sales personnel will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. Expenses incurred by the Distributor pursuant to the Plans in any fiscal year will not be reimbursed by any Trust through payments accrued in any subsequent fiscal year.


    Each Trust's expenses include: the Investment Management fee; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; certain legal, transfer agent, custodian and auditing fees; and printing and other expenses relating to the Trust's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with each Trust.

DIVIDENDS, DISTRIBUTIONS AND TAXES
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DIVIDENDS AND DISTRIBUTIONS

    Each Trust declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income (and, with respect to Money Trust and Government Securities Trust, net short-term capital gains, if any) to shareholders of record as of 12 noon New York time of the preceding business day. With respect to Tax-Free Trust and California Tax-Free Trust, dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed a Trust's net investment income. Dividends are automatically reinvested daily in additional full and fractional shares of a Trust at the net asset value per share determined at 12 noon, New York time on that day.

    Each Trust intends to distribute dividends from net long-term capital gains, if any, at least once each year. A Trust may, however, elect to retain all or a portion of any net long-term capital gains in any year for reinvestment.

    Dean Witter will send to each shareholder a monthly summary of his or her account, including information as to dividends reinvested, on the Dean Witter Transaction Statement.

TAXES

    Because the Trusts currently intend to distribute all of their net investment income and net capital gains, if any, to shareholders and intend to otherwise comply with all the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), to qualify as regulated investment companies, it is not expected that the Trust will be required to pay any federal income tax.

    To avoid being subject to a 31% federal withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    MONEY TRUST AND GOVERNMENT SECURITIES TRUST. Distributions of net investment income and realized net short-term capital gains are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Trust's shares. No portion of such dividends or distributions will be eligible for the federal dividends received deduction for corporations. The Trusts advise their shareholders annually as to the federal income tax status of distributions paid during each calendar year.

    TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST. The Trusts intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining as of the close of each quarter of their taxable year, at least 50% of the value of their total assets in tax-exempt securities. If a Trust satisfies such requirement, dividends from net investment income to shareholders, whether taken in cash or reinvested in additional Trust shares, will be excludable from gross income for federal income tax purposes to the extent net interest income is represented by interest on tax-exempt securities. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Code now subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. This alternative minimum tax applies to interest received on "private activity bonds" (in general, bonds that benefit non-government entities) issued after August 7, 1986 which, although tax-exempt are used for purposes other than those generally performed by governmental units (e.g., bonds used for commercial or housing purposes). Income received on such bonds is classified as a "tax preference item", under the alternative minimum tax, for both individual and corporate investors. A portion of a Trust's investments may be made in such "private activity bonds," with the result that a portion of the exempt-interest dividends paid by a Trust will be an item of tax preference to shareholders subject to the alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.


    CALIFORNIA TAXATION. Under California law, an investment company which qualifies as a regulated investment company must have at least 50% of the value of its total assets invested in California state and local issues or in obligations of the United States which if held by an individual, would pay interest excludable from income (or in a combination thereof), at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Shareholders of California Tax-Free Trust who are California residents will not incur any federal or California income tax on the amount of exempt-interest dividends received by them from the Trust and derived from California state and local issues or certain United States issues whether taken in cash or reinvested in additional shares to the extent that such dividends are derived from California securities.


    Within 60 days after the end of its fiscal year, the Trusts will mail to shareholders statements indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference. This percentage should be applied uniformly to any distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Unlike federal law, no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income tax purposes. Moreover, unlike federal law, an individual's Social Security benefits are not subject to California personal income tax, so that the receipt of California exempt-interest dividends (from the California Tax-Free Trust) will have no effect on an individual's California personal income tax.

    Shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains, if any. For federal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held a Trust's shares and regardless of whether the distribution is received in additional shares or cash. In addition, for California personal income tax purposes, the shareholders of the California Tax-Free Trust will not be subject to tax, or receive a credit for tax paid by the Trust, on undistributed capital gains, if any. With respect to the Tax-Free Trust, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends.

    Distributions from investment income and long-term and short-term capital gains will not be excluded from taxable income in determining the California corporate income or franchise tax for corporate shareholders. Such distributions also may be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California and to local taxes.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, generally will not be deductible by the investor for federal or California personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of this Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Shareholders should consult their tax advisers as to the applicability of the above to their own tax situation.

CURRENT AND EFFECTIVE YIELD

    From time to time the Trusts advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Trust refers to the income generated by an investment in the Trust over a given seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day period is assumed to be generated each seven-day period within a 365-day period and is shown as a percentage of the investment. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in a Trust is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Trust and California Tax-Free Trust may also quote tax-equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

GENERAL INFORMATION
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VOTING RIGHTS

    All shares of beneficial interest of a Trust are of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of beneficial interest of a Trust is entitled to its portion of all of the Trust's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    The Trust is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Trust does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of each Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not authorized any such additional series or classes of shares.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by a Trust. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the nature of the Trusts' assets and operations, the possibility of a Trust being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Trusts, the risk to Trust shareholders is remote.

CUSTODIAN

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.


    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Trusts should be directed to the Trusts at the telephone number or at the address set forth on the front cover of these Prospectuses.

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286
TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses or in the Statements of Additional Information, in connection with the offer contained in these Prospectuses or in the Statements of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trusts or the Distributor. These Prospectuses and the Statements of Additional Information do not constitute an offer by the Trusts or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trusts or the Distributor to make such offer in such jurisdiction.

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ACTIVE ASSETS
MONEY TRUST
ACTIVE ASSETS
TAX-FREE TRUST
ACTIVE ASSETS
CALIFORNIA TAX-FREE
TRUST
ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST


PROSPECTUSES
AUGUST 20, 1998


The enclosed Prospectuses describe four fully managed money market trusts. Shares of the Trusts are offered directly to clients of Dean Witter and to participants in the Active Assets-Registered Trademark- Account program of Dean Witter Reynolds Inc.

Investors should be aware that the Active Assets Account service is not a bank account. As with any investment in securities, the value of a shareholder's investment in the Trusts may fluctuate.

Principal Office of the Trusts
Two World Trade Center
New York, New York 10048
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STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 20, 1998


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    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.


    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.



    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.


    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 20, 1998, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
Two World Trade Center
New York, New York 10048
(212) 392-2550


    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Client Account Agreement or consult your Morgan Stanley Dean Witter Financial Advisor.


Active Assets Money Trust

ACTIVE ASSETS MONEY TRUST
TABLE OF CONTENTS
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Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      4

How Net Asset Value is Determined.....................................      5

Dividends, Distributions and Taxes....................................      7

Financial Statements..................................................     10

Report of Independent Accountants.....................................     21

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-8

Portfolio Transactions and Brokerage..................................   A-16

General Information...................................................   A-17

Custodian and Transfer Agent..........................................   A-17

Independent Accountants...............................................   A-17

Reports to Shareholders...............................................   A-18

Legal Counsel.........................................................   A-18

Experts...............................................................   A-18

Registration Statement................................................   A-18

Financial Statements..................................................   A-18

Information with Respect to Securities Ratings........................   A-18


Active Assets Money Trust                2

INVESTMENT PRACTICES AND POLICIES
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    REPURCHASE AGREEMENTS. As discussed in the Prospectus, when cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Trust's Custodian, at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7 of the Investment Company Act of 1940) with respect to the seller, the collateral must quality the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercise of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by the Trust, amount to more than 10% of its total assets. The Trust's investments in repurchase agreements may, at times, be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant.


    LENDING OF PORTFOLIO SECURITIES. Subject to Investment Restriction (2) below, the Trust may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value (including accrued interest) of the securities loaned is deposited by the borrower with the Trust and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Trust any income accruing thereon, and the Trust may invest the cash collateral in portfolio securities, thereby earning additional income. The Trust will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis. Loans would be subject to termination by the Trust in the normal settlement time, currently two business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Trust and its shareholders. The Trust

Active Assets Money Trust                3
may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended June 30, 1997, the Trust did not lend any of its portfolio securities and it has no intention of doing so in the foreseeable future.

    VARIABLE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in variable and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on floating rate obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Trust to maintain a stable net asset value per share (see "How Net Asset Value is Determined") and to sell obligations prior to maturity at a price approximating the full principal amount of the obligations. The principal benefit to the Trust of purchasing obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Trust's investment quality requirements.
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    The Trust will attempt to balance its objectives of high current income, preservation of capital and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities with an effective maturity of more than thirteen months from the date of purchase (see "How Net Asset Value is Determined"). The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, to a lesser degree, with short-term issues. These changes, if experienced, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "How Net Asset Value is Determined"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. In the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Trust might have to borrow money and incur interest expenses. Either occurrence would adversely impact upon the amount of daily dividends and could result in a decline in the daily net asset value per share or the reduction by the Trust of shares held in a shareholder's account. The Trust will attempt to minimize these risks by investing in relatively longer-term securities when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Trust will be successful in achieving this objective.

INVESTMENT RESTRICTIONS
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    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Trust as defined in the Investment Company Act of 1940, as amended (the "Act"). Majority is defined in the Act as the lesser of
(a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Trust are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Trust.

Active Assets Money Trust                4

    These restrictions provide that the Trust may not:

         1. Purchase any common stocks or other equity securities;

         2. Make loans to others, except through the purchase of the debt obligations and repurchase agreements referred to under "Investment Practices and Policies" above and under "Investment Objectives and Policies" in the Prospectus and loans of portfolio securities, not in excess of 10% of the value of the Trust's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

         3. Purchase or sell real estate; however, the Trust may purchase marketable securities issued by companies which invest in real estate or interests therein;

         4. Purchase securities on margin or sell short;

         5. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

         6. Purchase securities for which there are legal or contractual restrictions on resale (i.e. restricted securities), except for repurchase agreements;

         7. Underwrite securities of other issuers;

         8. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

         9. Participate on a joint or joint and several basis in any securities trading account;

        10. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

        11. Purchase securities of any issuer for the purpose of exercising control or management; and

        12. Invest in securities of any issuer if, to the knowledge of the Trust, any officer, Trustee or director of the Trust or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

HOW NET ASSET VALUE IS DETERMINED
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    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Trust. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During such periods the yield

Active Assets Money Trust                5
to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)(i) the procedures include calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; c) the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or reducing the number of the outstanding shares of the Trust) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Trust. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such reduction.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    An Eligible Security generally is defined in the Rule to mean (i) A rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by the money market fund's board of directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless:


(1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under common control with the issuer of the security subject to the Guarantee (other than a sponsor of a


Active Assets Money Trust                6

Special Purpose Entity with respect to an Asset Backed Security); (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and
(B) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee).


    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.


    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in securities issued by the issuer of the security; and (b) with respect to Eligible Securities that have received a rating in less than the highest short-term rating category from the Requisite NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Trusts total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.


    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the Trust intends to declare dividends payable on each day the New York Stock Exchange is open for business of all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of 12 noon New York time of the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Trust. Net income will be calculated immediately prior to the determination of net asset value per share of the Trust.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Active Assets Money Trust                7

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%; it also lengthens the required holding period to obtain the lower rate from more than twelve months to more than eighteen months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to more than 12 months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.


    The Trustees may revise the above dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Trust will not be subject to federal income or excise taxes provided that it distributes all of its taxable net investment income and all of its net realized capital gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of the Trust's dividends/distributions will be eligible for the federal dividends received deduction available to corporations.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Trust may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Trust and of shareholders with respect to distributions by the Trust may differ from Federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated

Active Assets Money Trust                8
seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.


    The Trust's current yield for the seven days ending June 30, 1998 was 5.20%. The effective annual yield on 5.20% is 5.34%, assuming daily compounding.


Active Assets Money Trust                9

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $11,914,849,700)..........................  $11,914,849,700
Cash........................................................           35,389
Interest receivable.........................................       11,585,749
Prepaid expenses and other assets...........................          180,383
                                                              ---------------

     TOTAL ASSETS...........................................   11,926,651,221
                                                              ---------------

LIABILITIES:
Payable for:
    Investment management fee...............................        2,906,321
    Plan of distribution fee................................        1,048,556
    Shares of beneficial interest repurchased...............            3,995
Accrued expenses and other payables.........................        1,011,753
                                                              ---------------

     TOTAL LIABILITIES......................................        4,970,625
                                                              ---------------

     NET ASSETS.............................................  $11,921,680,596
                                                              ---------------
                                                              ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $11,921,672,238
Accumulated undistributed net investment income.............            8,358
                                                              ---------------

     NET ASSETS.............................................  $11,921,680,596
                                                              ---------------
                                                              ---------------

NET ASSET VALUE PER SHARE,
  11,921,672,238 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                        $1.00
                                                              ---------------
                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $604,424,726
                                                              ------------

EXPENSES
Investment management fee...................................    29,850,539
Plan of distribution fee....................................    10,220,600
Transfer agent fees and expenses............................     4,429,693
Registration fees...........................................     1,301,497
Custodian fees..............................................       411,386
Shareholder reports and notices.............................       317,074
Professional fees...........................................        49,099
Trustees' fees and expenses.................................        18,147
Other.......................................................        73,600
                                                              ------------

     TOTAL EXPENSES.........................................    46,671,635
                                                              ------------

     NET INVESTMENT INCOME..................................   557,753,091

     NET REALIZED GAIN......................................        52,509
                                                              ------------

NET INCREASE................................................  $557,805,600
                                                              ------------
                                                              ------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       11
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF CHANGES IN NET ASSETS



                                                               FOR THE YEAR   FOR THE YEAR
                                                                  ENDED           ENDED
                                                              JUNE 30, 1998   JUNE 30, 1997
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $  557,753,091  $ 420,477,213
Net realized gain...........................................          52,509       --
                                                              --------------  -------------

     NET INCREASE...........................................     557,805,600    420,477,213
                                                              --------------  -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................    (557,754,793)  (420,473,721)
Net realized gain...........................................         (52,509)      --
                                                              --------------  -------------

     TOTAL..................................................    (557,807,302)  (420,473,721)
                                                              --------------  -------------
Net increase from transactions in shares of beneficial
  interest..................................................   2,993,642,870  1,757,892,646
                                                              --------------  -------------

     NET INCREASE...........................................   2,993,641,168  1,757,896,138

NET ASSETS:
Beginning of period.........................................   8,928,039,428  7,170,143,290
                                                              --------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,358
    AND $10,060, RESPECTIVELY)..............................  $11,921,680,596 $8,928,039,428
                                                              --------------  -------------
                                                              --------------  -------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net


                                       13
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.


                                       14
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $38,311,164,180 and $35,857,554,382, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $500.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,514. At June 30, 1998, the Trust had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................   43,883,134,528   32,530,523,067
Shares issued in reinvestment of dividends and distributions.....      556,771,082      419,594,925
                                                                   ---------------  ---------------
                                                                    44,439,905,610   32,950,117,992
Shares repurchased...............................................  (41,446,262,740) (31,192,225,346)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................    2,993,642,870    1,757,892,646
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.


                                       15
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                 FOR THE YEAR ENDED JUNE 30,
                            -----------------------------------------------------------------------------------------------------
                               1998        1997      1996      1995      1994      1993      1992      1991      1990      1989
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....       0.052      0.051     0.052     0.051     0.029     0.029     0.045     0.068     0.081     0.083
Less dividends from net
 investment
 income...................      (0.052)    (0.051)   (0.052)   (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN...        5.38%      5.23%     5.33%     5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................        0.44%      0.45%     0.47%     0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%
Net investment income.....        5.24%      5.07%     5.21%     5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............     $11,922     $8,928    $7,170    $5,709    $4,144    $3,604    $3,628    $3,688    $3,454    $3,021


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       16
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS JUNE 30, 1998



                                                                 ANNUALIZED
 PRINCIPAL                    DESCRIPTION                          YIELD
 AMOUNT IN                        AND                            ON DATE OF
 THOUSANDS                   MATURITY DATES                       PURCHASE              VALUE
----------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (83.2%)
             AUTOMOTIVE - FINANCE (13.8%)
 $  50,000   American Honda Finance Corp.
               09/09/98....................................       5.60   %       $        49,463,333
   100,000   Chrysler Financial Corp. 08/27/98 -
               10/15/98....................................     5.60 - 5.62               98,759,278
   435,000   Daimler-Benz North America Corp. 07/24/98 -
               10/30/98....................................     5.56 - 5.61              428,634,217
   536,000   Ford Motor Credit Co. 07/07/98 - 10/02/98.....     5.55 - 5.59              533,610,930
   540,000   General Motors Acceptance Corp. 07/10/98 -
               09/24/98....................................     5.58 - 5.60              536,737,439
                                                                                 -------------------
                                                                                       1,647,205,197
                                                                                 -------------------
             BANK HOLDING COMPANIES (11.3%)
   345,800   Bankers Trust Corp.
               08/20/98 - 12/31/98.........................     5.53 - 5.76              338,219,426
    30,000   Corestates Capital Corp.
               09/29/98....................................         5.63                  29,589,750
    50,000   First Chicago NBD Corp.
               10/01/98....................................         5.61                  49,298,500
   595,000   Morgan (J.P.) & Co. Inc. 09/04/98 -
               10/07/98....................................     5.58 - 5.61              587,575,678
   175,000   NationsBank Corp.
               07/09/98 - 08/28/98.........................     5.54 - 5.67              174,599,236
    35,000   PNC Funding Corp.
               07/06/98....................................         5.57                  34,973,313
   130,000   SunTrust Banks Inc.
               08/05/98 - 08/19/98.........................     5.57 - 5.58              129,203,394
                                                                                 -------------------
                                                                                       1,343,459,297
                                                                                 -------------------
             BANKS - COMMERCIAL (23.0%)
   330,000   Abbey National North America Corp. 08/03/98 -
               11/04/98....................................     5.58 - 5.65              326,181,550
   295,000   ABN - AMRO North America Finance Inc.
               08/25/98 - 01/29/99.........................     5.57 - 5.72              290,222,378
   150,000   ANZ (DE) Inc.
               07/23/98 - 07/28/98.........................     5.57 - 5.60              149,457,500
   545,000   Deutsche Bank Financial Inc. 07/14/98 -
               12/28/98....................................     5.56 - 5.60              537,152,083
   200,000   Dresdner U.S. Finance Inc. 10/21/98 -
               10/22/98....................................         5.60                 196,600,000
   200,000   International Nederlanden (U.S.) Funding Corp.
               07/08/98 - 10/19/98.........................     5.57 - 5.60              197,794,667
   430,000   Societe Generale N.A. Inc. 08/21/98 -
               10/06/98....................................     5.57 - 5.63              424,935,347


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                 ANNUALIZED
 PRINCIPAL                    DESCRIPTION                          YIELD
 AMOUNT IN                        AND                            ON DATE OF
 THOUSANDS                   MATURITY DATES                       PURCHASE              VALUE
----------------------------------------------------------------------------------------------------
 $ 350,000   Toronto-Dominion Holdings USA Inc. 07/27/98 -
               12/31/98....................................     5.55 - 5.66%     $       344,969,606
   105,000   UBS Finance (DE) Inc. 10/13/98 - 10/30/98.....     5.61 - 5.62              103,154,401
   170,000   WestPac Capital Corp. 10/29/98 - 11/02/98.....     5.65 - 5.66              166,840,556
                                                                                 -------------------
                                                                                       2,737,308,088
                                                                                 -------------------
             BROKERAGE (2.6%)
   312,600   Goldman Sachs Group L.P. 07/02/98 -
               08/27/98....................................     5.58 - 5.90              310,500,565
                                                                                 -------------------
             ENERGY (0.4%)
    50,000   Texaco Inc.
               08/14/98....................................         5.56                  49,663,889
                                                                                 -------------------
             FINANCE - COMMERCIAL (1.8%)
   213,875   CIT Group Holdings, Inc. 07/24/98 -
               09/25/98....................................     5.58 - 5.60              212,248,163
                                                                                 -------------------
             FINANCE - CONSUMER (12.7%)
   489,075   American Express Credit Corp. 07/06/98 -
               10/01/98....................................     5.54 - 5.66              485,147,507
    55,000   American General Finance Corp.
               09/04/98....................................         5.59                  54,452,826
   355,000   Avco Financial Services Inc. 08/17/98 -
               09/15/98....................................     5.58 - 5.60              351,768,194
   229,350   Beneficial Corp.
               07/27/98 - 09/10/98.........................     5.58 - 5.60              227,281,098
    50,000   Commercial Credit Co.
               07/23/98....................................         5.58                  49,831,333
   247,200   Household Finance Corp. 08/11/98 - 09/14/98...     5.58 - 5.60              245,481,614
    96,350   Norwest Financial Inc. 07/10/98 - 10/07/98....     5.57 - 5.59               95,388,833
                                                                                 -------------------
                                                                                       1,509,351,405
                                                                                 -------------------
             FINANCE - CORPORATE (4.9%)
   587,750   Ciesco, L.P.
               07/07/98 - 10/08/98.........................     5.56 - 5.60              584,439,373
                                                                                 -------------------
             FINANCE - DIVERSIFIED (9.5%)
   566,750   Associates Corp. of North America 07/30/98 -
               09/28/98....................................     5.56 - 5.60              562,355,367
   581,650   General Electric Capital Corp. 07/02/98 -
               03/16/99....................................     5.53 - 5.84              574,100,171
                                                                                 -------------------
                                                                                       1,136,455,538
                                                                                 -------------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                 ANNUALIZED
 PRINCIPAL                    DESCRIPTION                          YIELD
 AMOUNT IN                        AND                            ON DATE OF
 THOUSANDS                   MATURITY DATES                       PURCHASE              VALUE
----------------------------------------------------------------------------------------------------
             FINANCE - EQUIPMENT (1.4%)
 $ 168,200   Deere (John) Capital Corp. 07/08/98 -
               09/04/98....................................     5.55 - 5.60%     $       167,391,082
                                                                                 -------------------
             FOODS & BEVERAGES (0.7%)
    90,000   Sara Lee Corp.
               07/14/98....................................         5.63                  89,817,350
                                                                                 -------------------
             HOUSEHOLD PRODUCTS (0.7%)
    90,000   Procter & Gamble Co. 09/22/98 - 09/24/98......         5.60                  88,846,527
                                                                                 -------------------
             RETAIL (0.4%)
    45,000   Sears Roebuck Acceptance Corp. 07/21/98.......         5.55                  44,862,000
                                                                                 -------------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $9,921,548,474)...................................        9,921,548,474
                                                                                 -------------------
             CERTIFICATES OF DEPOSIT (6.9%)
   150,000   Chase Manhattan Bank (USA)
               07/22/98....................................         5.55                 150,000,000
   440,000   Fleet National Bank
               08/12/98 - 10/09/98.........................     5.58 - 5.61              440,000,000
   144,500   NationsBank N.A.
               09/08/98 - 12/29/98.........................     5.59 - 5.60              144,500,000
    85,000   U.S. Bank N.A.
               08/28/98 - 12/29/98.........................     5.52 - 5.62               85,000,000
                                                                                 -------------------

             TOTAL CERTIFICATES OF DEPOSIT
             (AMORTIZED COST $819,500,000).....................................          819,500,000
                                                                                 -------------------
             SHORT-TERM BANK NOTES (5.7%)
   140,000   BankBoston, N.A.
               09/30/98 - 10/08/98.........................     5.59 - 5.61              140,000,000
   245,000   F.C.C. National Bank
               09/11/98 - 12/30/98.........................     5.57 - 5.61              245,000,000
   200,000   First Union National Bank
               09/09/98 - 01/28/99.........................     5.62 - 5.66              200,000,000
   100,000   NationsBank N.A.
               08/31/98....................................         5.58                 100,000,000
                                                                                 -------------------

             TOTAL SHORT-TERM BANK NOTES
             (AMORTIZED COST $685,000,000).....................................          685,000,000
                                                                                 -------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (4.1%)
   239,000   Federal Farm Credit Bank 07/01/98 -
               12/15/98....................................     5.61 - 5.73              236,865,143


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST

                                                                 ANNUALIZED
 PRINCIPAL                    DESCRIPTION                          YIELD
 AMOUNT IN                        AND                            ON DATE OF
 THOUSANDS                   MATURITY DATES                       PURCHASE              VALUE
----------------------------------------------------------------------------------------------------
 $  40,000   Federal Home Loan Banks
               09/04/98....................................        5.74%         $        39,607,833
    50,000   Federal Home Loan Mortgage Corp. 08/28/98.....         5.70                  49,565,000
   170,000   Federal National Mortgage Assoc. 03/04/99 -
               06/11/99....................................     5.52 - 5.62              162,763,250
                                                                                 -------------------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (AMORTIZED COST $488,801,226).....................................          488,801,226
                                                                                 -------------------

TOTAL INVESTMENTS
(AMORTIZED COST $11,914,849,700) (a)......       99.9%  11,914,849,700

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES...............................        0.1        6,830,896
                                                -----   --------------

NET ASSETS................................      100.0%  $11,921,680,596
                                                -----   --------------
                                                -----   --------------

---------------------
(a)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS MONEY TRUST



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Money Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
AUGUST 5, 1998


                                       21
                           ACTIVE ASSETS MONEY TRUST

                                                                          [LOGO]


STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 20, 1998


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.


    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.



    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.


    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 20, 1998, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550


    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Client Account Agreement or consult your Morgan Stanley Dean Witter Financial Advisor.


Active Assets Tax-Free Trust

ACTIVE ASSETS TAX-FREE TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      6

How Net Asset Value is Determined.....................................      7

Dividends, Distributions and Taxes....................................      9

Financial Statements..................................................     13

Report of Independent Accountants.....................................     27

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-8

Portfolio Transactions and Brokerage..................................   A-16

General Information...................................................   A-17

Custodian and Transfer Agent..........................................   A-17

Independent Accountants...............................................   A-17

Reports to Shareholders...............................................   A-18

Legal Counsel.........................................................   A-18

Experts...............................................................   A-18

Registration Statement................................................   A-18

Financial Statements..................................................   A-18

Information with Respect to Securities Ratings........................   A-18


Active Assets Tax-Free Trust           2

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

    MUNICIPAL BONDS. Municipal Bonds, as referred to in the Prospectus, are debt obligations of states, cities, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issuance of one year or more. They are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for general operating expenses or to loan to other public institutions and facilities. In addition, certain types of industrial development bonds and pollution control bonds are issued by or on behalf of public authorities to provide funding for various privately operated facilities.

    MUNICIPAL NOTES. Municipal Notes are short-term obligations of municipalities, generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. In addition, there are other types of Municipal Notes in which the Trust may invest. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project Notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Such notes are secured by the full faith and credit of the United States.

    The two principal classifications of Municipal Bonds and Notes are "general obligation" and "revenue" bonds or notes. General obligation bonds and notes are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Issuers of general obligation bonds and notes include states, counties, cities, towns and other governmental units. Revenue bonds and notes are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds and notes and commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly in the instance of revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Obligations of issuers of Municipal Bonds and Municipal Notes are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuer to pay, when due, principal of and interest on its, or their, Municipal Bonds and Municipal Notes may be materially affected.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called "variable rate" and "floating rate" obligations.

    The interest rate payable on a variable rate Municipal Obligation is adjusted either at predesignated periodic intervals and on floating rate Municipal Obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate and a floating rate Municipal Obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchases of variable rate and floating rate Municipal Obligations could enhance the ability of the Trust to maintain a

Active Assets Tax-Free Trust           3
stable net asset value per share (see "How Net Asset Value is Determined" in the Prospectus") and to sell Municipal Obligations prior to maturity at a price approximating the full principal amount of the obligation. The principal benefit to the Trust of purchasing Municipal Obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of a Municipal Obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain Municipal Obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Obligation meets the Trust's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. The Trust will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other Municipal Obligations equal in value to commitments for such when-issued or delayed delivery securities.

    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7 of the Investment Company Act of 1940) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercising of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase


Active Assets Tax-Free Trust           4
price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Trust, amount to more than 10% of its total assets. The Trust's investments in repurchase agreements may at times be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. However, during the fiscal year ended June 30, 1998, the Trust did not enter into any repurchase agreements.


    PUT OPTIONS. The Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Trust pays for securities with puts may be higher than the price which otherwise would be paid for the securities. Consistent with the Trust's investment objectives and subject to the supervision of the Trust's Trustees, the primary purpose of this practice is to permit the Trust to be fully invested in securities the interest on which is exempt from Federal income taxes while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase, at a later date, securities other than those subject to the put. The Trust's policy is generally to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Trust shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Trust, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Trust's portfolio.


    The Trust values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Trust's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Trust's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trust's Trustees. Each dealer will be approved on its own merits and it is the Trust's general policy to enter into put transactions only with those dealers which have been determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, or to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Trust is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. During the fiscal year ended June 30, 1998, the Trust did not purchase any put options.


    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes. In connection therewith, the Trust has received an opinion of counsel to the effect that interest on Municipal Obligations subject to puts will be tax-exempt to the Trust.

Active Assets Tax-Free Trust           5

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Trust as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of the holders of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "Act"). Such a majority is defined in the Act as the lesser of (a) 67% or more of the shares present at a Meeting of Shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy at the meeting or (b) more than 50% of the outstanding shares of the Trust. For purposes of the following restrictions and those contained in the Prospectus:
(a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The restrictions provide that the Trust may not:

         1. Invest in common stock;

         2. Invest in securities of any issuer if, to the knowledge of the Trust, any officer, Trustee or director of the Trust or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

         3. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

         4. Purchase or sell commodities or commodity futures contracts;

         5. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

         6. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time;

         7. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

         8. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction 5, as disclosed in the Prospectus. To meet the requirements of regulations in certain states, the Trust, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Trust are being sold in those states;

         9. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

        10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Trust may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

        11. Make short sales of securities;

Active Assets Tax-Free Trust           6

        12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

        13. Engage in the underwriting of securities, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

        14. Invest for the purpose of exercising control or management of any other issuer.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the Trust's shares. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive it if sold the instrument. During such periods, the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trust's Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)
(i) the procedures include calculation, at such intervals as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities (for the purpose of determining market value, securities as to which the Trust has a "put" will be valued at the higher of market value or exercise price); (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it, and (iii) maintenance of written records of the procedures, the Trustees considerations made pursuant to them and any actions taken upon such consideration; the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair results to investors or existing shareholders. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Trust; withholding dividends; utilizing a net asset value per share as determined by using available market quotations or reducing the number of its outstanding shares. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital a number of shares

Active Assets Tax-Free Trust           7
which represent the difference between the amortized cost valuation and market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. Repurchase agreements are valued at the face value of the repurchase agreement plus any accrued interest thereon to date.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    An Eligible Security generally is defined in the Rule to mean (i) A rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by the money market fund's board of directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless:


    (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under common control with the issuer of the security subject to the Guarantee (other than a sponsor of a Special Purpose Entity with respect to an Asset Backed Security); (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Trust will limit its investments to securities that meet the requirements for Eligible Securities, as set forth in the prospectus.


    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain

Active Assets Tax-Free Trust           8
securities, no more than 5% of its total assets will be invested in securities issued by the issuer of the security; and (b) with respect to Eligible Securities that have received a rating in less than the highest category from the Requisite NRSROs whose ratings are used to qualify the security as an Eligible Security, or are determined to be of comparable quality that are "conduit securities" as that term is defined in the Rule: (i) no more than 5% in the aggregate of the Trusts total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.


    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such changes.

    The Trust will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from the $1.00 price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Trust's net asset value. The amount of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark to market basis. In these circumstances, the Trust may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its outstanding shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As stated in the Appendix to the Prospectus, the Trust intends to declare dividends, payable on each day the New York Stock Exchange is open for business, of all of its net investment income to shareholders of record as of 12 noon New York time of the preceding business day.

    In computing interest income, the Trust will amortize any premiums and original issue discounts on securities owned. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%; it also lengthens the required holding period to obtain the lower rate from more than twelve months to more than eighteen months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to


Active Assets Tax-Free Trust           9
more than 12 months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.



    At June 30, 1998, the Trust had a net capital loss carryover of approximately $1,300 which will be available through June 30, 2006 to offset future gains to the extent provided by regulations. To the extent that capital loss carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders. Any net capital loss incurred after October 31 ("post-October losses") within the taxable year is deemed to arise on the first day of the fund's next taxable year.


    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income, if any, to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    As discussed in the Prospectus, the Trust intends to invest a portion of its assets in certain "private activity bonds" issued after August 7, 1986. As a result, a portion of the exempt-interest dividends paid by the Trust will be an item of tax preference for taxable years beginning after December 31, 1986. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Code. If so qualified, the Trust will not be subject to federal income and excise tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

    As discussed in the Prospectus, the Trust intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of its assets in tax-exempt securities. An exempt-interest dividend is that part of a dividend distribution made by the Trust which consists of interest received by the Trust on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax and in certain circumstances may affect the determination of the supplemental premium applicable to Medicare eligible individuals.

    Alternative minimum taxable income is generally equal to taxable income with certain adjustments and increased by certain "tax preference items" which may include a portion of the Trust's dividends as described above. In addition, the Code further provides that for taxable years beginning in 1990 and thereafter, corporations are subject to an alternative minimum tax based, in part, on 75% of any excess of "adjusted current earnings" over taxable income as adjusted for other tax preferences. Because an exempt-interest dividend paid by the Trust will be included in adjusted current earnings, a corporate shareholder may therefore be required to pay an increased alternative minimum tax as the result of receiving exempt-interest dividends paid by the Trust.

    The Superfund Amendments and Reauthorization Act of 1986 (the "Superfund Act") imposes a deductible tax on a corporation's alternative minimum taxable income (computed without regard to the alternative tax net operating loss deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed for taxable years beginning after December 31, 1986 and before January 1, 1996. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability

Active Assets Tax-Free Trust           10
exceeds its minimum tax liability. Exempt-interest dividends paid by the Trust that create alternative minimum tax preferences for corporate shareholders under the Code (as described above) may be subject to the tax.

    Within 60 days after the end of its fiscal year, the Trust will mail to shareholders a statement indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and to what extent the taxable portion is long-term capital gain, short-term capital gain or ordinary income. This percentage should be applied uniformly to all monthly distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, it is anticipated that none of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Any loss on the sale or exchange of shares of the Trust which are held for 6 months or less is disallowed to the extent of the amount of any exempt-interest dividend paid with respect to such shares. Treasury Regulations may provide for a reduction in such required holding periods.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a regulated investment company such as the Trust, which pays exempt-interest dividends. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Trust. "Substantial user" is defined generally by Income Tax Regulation 1.103-11 (b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of tax-exempt municipal securities for investment by the Trust could be affected. If such legislation is enacted, the Trust may reevaluate its investment objective and policies.

    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends. Shareholders should consult their tax advisers about the status of dividends from the Trust in their own states and localities. The Trust will report annually to shareholders the percentage of interest income received by the Trust during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

Active Assets Tax-Free Trust           11

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    Any dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that fund by the exact amount of the dividends or capital gains distribution. Furthermore, capital gains distributions are, and some portion of the dividends may be, subject to income tax. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the distribution of realized net long-term capital gains, such distribution would be a return of capital but nonetheless taxable at capital gains rates. Therefore, an investor should not purchase Trust shares immediately prior to a distribution record date and sell them immediately thereafter solely for the purpose of receiving the distribution.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


    The Trust's current yield for the seven days ending June 30, 1998 was 3.06%. The effective annual yield on 3.06% is 3.11%, assuming daily compounding.



    Based upon a Federal personal income tax bracket of 39.6%, the Trust's tax-equivalent yield for the seven days ending June 30, 1998 was 5.07%. Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


Active Assets Tax-Free Trust           12

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $2,013,558,168)...........................  $2,013,558,168
Cash........................................................      13,007,742
Interest receivable.........................................      11,716,416
Prepaid expenses and other assets...........................          69,948
                                                              --------------

     TOTAL ASSETS...........................................   2,038,352,274
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................     167,999,243
    Investment management fee...............................         667,840
    Plan of distribution fee................................         168,397
    Shares of beneficial interest repurchased...............             177
Accrued expenses............................................         125,773
                                                              --------------

     TOTAL LIABILITIES......................................     168,961,430
                                                              --------------

     NET ASSETS.............................................  $1,869,390,844
                                                              --------------
                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,869,382,329
Accumulated undistributed net investment income.............           9,834
Accumulated net realized loss...............................          (1,319)
                                                              --------------

     NET ASSETS.............................................  $1,869,390,844
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  1,869,392,429 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $1.00
                                                              --------------
                                                              --------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $66,669,943
                                                              -----------

EXPENSES
Investment management fee...................................    7,412,622
Plan of distribution fee....................................    1,797,493
Transfer agent fees and expenses............................      344,031
Registration fees...........................................      238,422
Custodian fees..............................................       80,971
Shareholder reports and notices.............................       56,254
Professional fees...........................................       45,072
Trustees' fees and expenses.................................       18,164
Other.......................................................       20,609
                                                              -----------

     TOTAL EXPENSES.........................................   10,013,638

Less: expense offset........................................      (80,615)
                                                              -----------

     NET EXPENSES...........................................    9,933,023
                                                              -----------

     NET INVESTMENT INCOME..................................   56,736,920

     NET REALIZED GAIN......................................        5,223
                                                              -----------

NET INCREASE................................................  $56,742,143
                                                              -----------
                                                              -----------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF CHANGES IN NET ASSETS



                                                              FOR THE YEAR   FOR THE YEAR
                                                                  ENDED          ENDED
                                                              JUNE 30, 1998  JUNE 30, 1997
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $  56,736,920  $  49,576,805
Net realized gain (loss)....................................          5,223         (6,542)
                                                              -------------  -------------

     NET INCREASE...........................................     56,742,143     49,570,263

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................    (56,742,296)   (49,562,686)
Net realized gain...........................................       --               (7,971)
                                                              -------------  -------------

     TOTAL..................................................    (56,742,296)   (49,570,657)
                                                              -------------  -------------
Net increase from transactions in shares of beneficial
  interest..................................................    235,864,187     91,640,075
                                                              -------------  -------------

     NET INCREASE...........................................    235,864,034     91,639,681

NET ASSETS:
Beginning of period.........................................  1,633,526,810  1,541,887,129
                                                              -------------  -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,834
    AND $15,210, RESPECTIVELY)..............................  $1,869,390,844 $1,633,526,810
                                                              -------------  -------------
                                                              -------------  -------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office


                                       16
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.



4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $4,315,527,503 and $3,951,491,429, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $600.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998, included in Trustees' fees and expenses in the Statement of Operations amounted to $4,515. At June 30, 1998,


                                       17
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
the Trust had an accrued pension liability of $48,803 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................    6,715,086,000    5,701,581,425
Shares issued in reinvestment of dividends and distributions.....       56,742,296       49,570,657
                                                                   ---------------  ---------------
                                                                     6,771,828,296    5,751,152,082
Shares repurchased...............................................   (6,535,964,109)  (5,659,512,007)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................      235,864,187       91,640,075
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FEDERAL INCOME TAX STATUS



At June 30, 1998, the Trust had a net capital loss carryover of approximately $1,300 which will be available through June 30, 2006 to offset future capital gains to the extent provided by regulations.



7. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.


                                       18
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                        FOR THE YEAR ENDED JUNE 30,
                                          ----------------------------------------------------------------------------------------
                                             1998         1997         1996         1995         1994         1993         1992
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net investment income...................       0.031        0.030        0.031        0.030        0.020        0.021        0.033
Less dividends from net investment
 income.................................      (0.031)      (0.030)      (0.031)      (0.030)      (0.020)      (0.021)      (0.033)
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN.................        3.11%        3.05%        3.12%        3.09%        2.01%        2.15%        3.38%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.54%        0.55%        0.55%        0.56%        0.56%        0.57%        0.59%
Net investment income...................        3.05%        2.98%        3.08%        3.05%        1.98%        2.13%        3.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................      $1,869       $1,634       $1,542       $1,499       $1,416       $1,355       $1,304


                                             1991         1990         1989
                                          ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
Net investment income...................       0.047        0.054        0.056
Less dividends from net investment
 income.................................      (0.047)      (0.054)      (0.056)
                                          ----------   ----------   ----------
Net asset value, end of period..........  $     1.00   $     1.00   $     1.00
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
TOTAL INVESTMENT RETURN.................        4.84%        5.57%        5.77%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.60%        0.56%        0.58%
Net investment income...................        4.71%        5.44%        5.66%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................      $1,342       $1,174       $1,112


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS JUNE 30, 1998



 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*           VALUE
-----------------------------------------------------------------------------------------
           SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.8%)
           ALABAMA
 $  16,300 Birmingham Medical Clinic Board,
             University of Alabama Health
             Services Foundation Ser 1991.....       3.45%    07/08/98  $      16,300,000
    20,800 University of Alabama, Hospital Ser
             1997 B...........................       3.50     07/08/98         20,800,000
           ARIZONA
    12,200 Arizona Educational Loan Marketing
             Corporation, 1991 Ser A (AMT)....       3.60     07/08/98         12,200,000
           ARKANSAS
    20,000 Crossett, Georgia Pacific Corp Ser
             1984**...........................       3.40     07/08/98         20,000,000
           CALIFORNIA
     8,500 California Health Facilities
             Financing Authority, Adventist
             Health System/ West 1998 Ser A
             (MBIA)...........................       3.50     07/01/98          8,500,000
           California Pollution Control
           Financing Authority,
     5,000   Pacific Gas & Electric Co 1996
             Ser F............................       3.50     07/01/98          5,000,000
     7,900   Pacific Gas & Electric Co 1997
             Ser C (AMT)......................       3.60     07/01/98          7,900,000
    26,600 Foothill/Eastern Transportation
             Corridor Agency, Toll Road Ser
             1995 C...........................       3.10     07/08/98         26,600,000
    27,600 Newport Beach, Hoag Memorial
             Hospital/Presbyterian Ser 1996 B
             & C..............................       3.60     07/01/98         27,600,000
    15,000 WateReuse Finance Authority, Ser
             1998 (FSA).......................       3.40     07/08/98         15,000,000
           COLORADO
    11,500 Colorado Health Facilities
             Authority, Kaiser Permanente 1994
             Ser A**..........................       3.80     07/08/98         11,500,000
    15,000 Colorado Student Obligation Bond
             Authority, Ser 1989 A (AMT)......       3.50     07/08/98         15,000,000
           CONNECTICUT
    25,000 Connecticut Development Authority,
             Connecticut Light & Power Co
             1993 Ser A**.....................       3.50     07/08/98         25,000,000
     7,500 Connecticut Health & Educational
             Facilities Authority, Yale
             University Ser T.................       3.45     07/08/98          7,500,000
           Connecticut Special Assessment,
    30,000   Unemployment Compensation 1993
             Ser C (FGIC).....................       3.90     07/01/98         30,000,000
    30,000   Unemployment Compensation 1993
             Ser C (FGIC).....................       3.60     07/01/99         30,000,000
           DELAWARE
    20,000 Delaware Economic Development
             Authority, Star Enterprise Ser
             1997 A & C (AMT).................       3.65     07/08/98         20,000,000
           FLORIDA
    25,000 Dade County, Water & Sewer Ser 1994
             (FGIC)...........................       3.40     07/08/98         25,000,000
     5,300 Dade County Health Facilities
             Authority, Miami Children's
             Hospital Ser 1990................       4.10     07/01/98          5,300,000
    21,900 Dade County Industrial Development
             Authority, Dolphins Stadium Ser
             1985 B & C.......................       3.55     07/08/98         21,900,000
    17,650 Escambia County, Gulf Power Co Ser
             1997.............................       3.90     07/01/98         17,650,000
    14,000 Putnam County Development
             Authority, Seminole Electric
             Co-op Inc Ser 1984 D (NRU-CFC
             Gtd).............................       3.65     12/15/98         14,000,000
    20,000 Volusia County Health Facilities
             Authority, Pooled Ser 1985
             (FGIC)**.........................       3.50     07/08/98         20,000,000
           GEORGIA
    21,000 Albany-Dougherty County Hospital
             Authority, Phoebe-Putney Memorial
             Hospital Ser 1991 (AMBAC)**......       3.55     07/08/98         21,000,000
           HAWAII
    11,460 Hawaii Department of Budget &
             Finance, Kaiser Permanente
             Semiannual Tender Ser 1984 B.....       3.70     09/01/98         11,460,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       20
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*           VALUE
-----------------------------------------------------------------------------------------
           IDAHO
 $  12,475 Idaho Health Facilities Authority,
             St Luke's Regional Medical Center
             Ser 1995.........................       3.75%    07/01/98  $      12,475,000
           ILLINOIS
    20,000 Chicago, Tender Notes Ser 1997.....       3.55     10/29/98         20,000,000
           Illinois Health Facilities
           Authority,
     8,900   Gottlieb Health Resources Ser
             1990.............................       3.50     07/08/98          8,900,000
    15,000   Northwestern Memorial Hospital
             Ser 1995.........................       3.80     07/01/98         15,000,000
    11,685 Illinois Housing Development
             Authority, Homeowner Mortgage
             1997 Subser E-2 (AMT)............       3.85     12/17/98         11,685,000
    20,000 Illinois Toll Highway Authority,
             Refg Ser 1993-B (MBIA)...........       3.40     07/08/98         20,000,000
           INDIANA
     8,500 Indiana Development Financing
             Authority, Southern Indiana Gas &
             Electric Co Ser 1988 A...........       3.65     09/01/98          8,500,000
    18,000 Indiana Hospital Equipment
             Financing Authority, Ser 1985 A
             (MBIA)...........................       3.60     07/08/98         18,000,000
    15,800 Indianapolis, Ogden Martin Systems
             Inc Ser 1987 (AMT)...............       4.10     07/01/98         15,800,000
     8,400 Petersburg, Indianapolis Power &
             Light Co Ser 1995 B (AMBAC)......       3.60     07/08/98          8,400,000
           KENTUCKY
     7,000 Jamestown, Union Underwear Co 1983
             Ser A............................       3.70     07/08/98          7,000,000
           LOUISIANA
    29,800 New Orleans Aviation Board, Ser
             1993 B (MBIA)....................       3.50     07/08/98         29,800,000
           MARYLAND
           Maryland Health & Educational
           Facilities Authority,
     8,000   Johns Hopkins Hospital Ser 1997
             A................................       3.50     07/08/98          8,000,000
    10,000   North Arundel Hospital Ser 1997
             A................................       3.55     07/08/98         10,000,000
           MASSACHUSETTS
    15,000 Massachusetts Bay Transportation
             Authority, 1984 Ser A............       3.40     09/01/98         15,000,000
           Massachusetts Health & Educational
           Facilities Authority,
     5,800   Amherst College Ser F............       3.40     07/08/98          5,800,000
    27,700   Harvard University Ser 1985 I....       3.40     07/08/98         27,700,000
    14,658   Williams College Ser E...........       3.15     07/08/98         14,658,000
    10,000 Massachusetts Municipal Wholesale
             Electric Company, Power Supply
             System 1994 Ser C (MBIA).........       3.35     07/08/98         10,000,000
           MICHIGAN
     7,000 Delta County Economic Development
             Corporation, Mead-Escanaba Paper
             Co Ser 1985 E....................       4.00     07/01/98          7,000,000
     9,100 Michigan Strategic Fund, Detroit
             Edison Co Ser 1995 CC............       3.80     07/01/98          9,100,000
           MINNESOTA
     6,000 Minneapolis & St Paul Housing &
             Redevelopment Authority,
             Childrens' Health Care Ser 1995 B
             (FSA)............................       4.05     07/01/98          6,000,000
           MISSOURI
    22,000 Missouri Environmental Improvement
             & Energy Resources Authority,
             Union Electric Company Ser 1984
             B................................       3.75     06/01/99         22,000,000
           Missouri Health & Educational
           Facilities Authority,
    16,300   Cox Health Care Ser 1997
             (MBIA)...........................       3.80     07/01/98         16,300,000
     6,800   Drury College Ser 1996 A.........       4.05     07/01/98          6,800,000
    11,700   SSM Health Care Ser 1995 B.......       3.85     08/17/98         11,700,000
    10,000 St Louis County Industrial
             Development Authority, Charity
             Obligated Group-Daughters of
             Charity National Health System
             Ser 1997 E.......................       3.40     07/08/98         10,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       21
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*           VALUE
-----------------------------------------------------------------------------------------
           NEW JERSEY
 $   5,200 New Jersey Economic Development
             Authority, United Water New
             Jersey Inc
             Ser 1996 B (AMBAC)...............       3.55%    07/01/98  $       5,200,000
    23,400 New Jersey Turnpike Authority, Ser
             1991 D (FGIC)....................       3.30     07/08/98         23,400,000
           NEW MEXICO
    27,000 Albuquerque, Airport Sub Lien Ser
             1995 (AMBAC).....................       3.40     07/08/98         27,000,000
           NEW YORK
     5,000 Port Authority of New York & New
             Jersey, Ser 4 (AMT)..............       4.00     07/01/98          5,000,000
           NORTH CAROLINA
    14,800 Durham, Ser 1993 A COPs............       3.50     07/08/98         14,800,000
     7,000 North Carolina Educational
             Facilities Finance Agency, Bowman
             Gray School of Medicine Ser
             1996.............................       3.50     07/08/98          7,000,000
    18,500 North Carolina Medical Care
             Commission, Duke University
             Hospital Ser 1985 B..............       3.45     07/08/98         18,500,000
    21,700 Person County Industrial Facilities
             & Pollution Control Financing
             Authority, Carolina Power & Light
             Co Ser 1992 A**..................       3.70     07/08/98         21,700,000
           OHIO
    10,000 Cleveland, Airport System Ser 1997
             D (AMT)..........................       3.60     07/08/98         10,000,000
    39,095 Cuyahoga County, Cleveland Clinic
             Foundation Ser 1997 B (AMBAC) &
             Ser 1998 A.......................       3.55     07/08/98         39,095,000
     2,400 Ohio Air Quality Development
             Authority, Sohio Air-British
             Petroleum Co Ser 1995............       4.00     07/01/98          2,400,000
           OKLAHOMA
    34,205 Oklahoma Water Resources Board,
             State Loan Program Ser 1994 A &
             Ser 1995.........................       3.55     09/01/98         34,205,000
           PENNSYLVANIA
    10,000 Allegheny County Hospital
             Development Authority, Health
             Education & Research Corp Ser
             1988 B...........................       3.60     07/08/98         10,000,000
    10,700 Lehigh County General Purpose
             Authority, Lehigh Valley Hospital
             Ser 1997 A (AMBAC)...............       3.90     07/01/98         10,700,000
    16,500 Pennsylvania Higher Education
             Assistance Agency, Student Loan
             1997 Ser A (AMT).................       3.70     07/08/98         16,500,000
    12,700 York General Authority, Pooled Ser
             1996.............................       3.60     07/08/98         12,700,000
           SOUTH CAROLINA
           York County,
    15,220   North Carolina Electric
             Membership Corp Ser 1984 N-5
             (NRU-CFC Gtd)....................       3.50     09/15/98         15,220,000
    21,295   Saluda River Electric Co-op Inc
             Ser 1984 E-1 & E-2 (NRU-CFC
             Gtd).............................       3.45     08/15/98         21,295,000
           TENNESSEE
    20,000 Clarksville Public Building
             Authority, Pooled Financing Ser
             1995.............................       3.60     07/08/98         20,000,000
     5,000 Metropolitan Nashville Airport
             Authority, American Airlines Refg
             Ser 1995 B.......................       4.00     07/01/98          5,000,000
           TEXAS
    25,000 Harris County, Toll Road Unlimited
             Tax Sub Lien Ser 1994 C..........       3.50     07/08/98         25,000,000
    10,000 Hockley County Industrial
             Development Corporation, Amoco
             Oil Co Ser 1985..................       3.65     11/01/98         10,000,000
     2,300 Matagorda County Navigation
             District #1, Houston Lighting &
             Power Co Ser 1997 (AMBAC)
             (AMT)............................       4.05     07/01/98          2,300,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       22
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*           VALUE
-----------------------------------------------------------------------------------------
 $  18,600 Waco Health Facilities Development
             Corporation, Charity Obligation
             Group Ser 1997 F**...............       3.40%    07/08/98  $      18,600,000
           UTAH
    20,000 Intermountain Power Agency, 1985
             Ser E (AMBAC)....................       3.45     09/15/98         20,000,000
           WASHINGTON
    17,700 Washington, Ser 1996 A.............       3.40     07/08/98         17,700,000
           WISCONSIN
     9,500 Brokaw, Wausau Paper Mills Co Ser
             1995 (AMT).......................       3.80     07/08/98          9,500,000
    11,280 Wisconsin Health & Educational
             Facilities Authority, Franciscan
             Health Care Inc Ser 1985 A-1.....       3.50     07/08/98         11,280,000
           WYOMING
    13,600 Lincoln County, Exxon Corp Ser 1987
             A & B (AMT)......................       4.10     07/01/98         13,600,000
    10,800 Sweet Water County, Pacificorp Ser
             1984.............................       3.75     07/01/98         10,800,000
                                                                        -----------------

           TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (AMORTIZED COST $1,249,323,000)............................      1,249,323,000
                                                                        -----------------



                                                                          YIELD TO
                                                                          MATURITY
                                                  COUPON     MATURITY    ON DATE OF
                                                   RATE        DATE       PURCHASE
                                                ----------  ----------  ------------
           TAX-EXEMPT COMMERCIAL PAPER (28.9%)
           ARIZONA
     7,750 Maricopa County Pollution Control
             Corporation, Southern California
             Edison Co 1985 Ser B.............       3.65%    09/10/98       3.65%            7,750,000
           Salt River Project Agricultural
           Improvement & Power District,
     6,500   Ser 1997 A.......................       3.60     09/11/98       3.60             6,500,000
     7,000   Ser 1997 A.......................       3.55     09/17/98       3.55             7,000,000
           COLORADO
    10,000 Platte River Power Authority,
             Electric Subordinate Lien S-1....       3.70     08/20/98       3.70            10,000,000
           FLORIDA
           Jacksonville Electric Authority,
    10,000   Ser C............................       3.40     07/14/98       3.40            10,000,000
    11,300   Ser C............................       3.60     08/11/98       3.60            11,300,000
     8,000   Ser C............................       3.60     10/15/98       3.60             8,000,000
           GEORGIA
    10,000 Burke County Development Authority,
             Oglethorpe Power Corp Ser 1998 B
             (AMBAC)..........................       3.55     09/22/98       3.55            10,000,000
           HAWAII
     4,000 Hawaii Department of Budget &
             Finance, Citizens Utilities Co
             1996 Ser B (AMT).................       3.70     08/12/98       3.70             4,000,000
           Honolulu City & County,
     7,800   Ser 1993 BANs....................       3.45     07/13/98       3.45             7,800,000
    12,100   Ser 1993 BANs....................       3.55     10/08/98       3.55            12,100,000
           INDIANA
    13,000 Petersburg, Indianapolis Power &
             Light Co Ser 1991................       3.50     10/28/98       3.50            13,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       23
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                                          YIELD TO
 PRINCIPAL                                                                MATURITY
 AMOUNT IN                                        COUPON     MATURITY    ON DATE OF
 THOUSANDS                                         RATE        DATE       PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
           LOUISIANA
           Plaquemines Port Harbor & Terminal
           District,
 $  12,350   Electric - Coal Transfer Co Ser
             1985 B...........................       3.70%    08/24/98       3.70%    $      12,350,000
    13,400   Electric - Coal Transfer Co Ser
             1985 D...........................       3.40     07/15/98       3.40            13,400,000
    10,000   Electric - Coal Transfer Co Ser
             1985 D...........................       3.75     08/19/98       3.75            10,000,000
           MARYLAND
    10,500 Baltimore County, Ser 1995 BANs....       3.55     09/10/98       3.55            10,500,000
           MINNESOTA
     8,600 Rochester, Mayo Foundation/Mayo
             Medical Center Ser 1992 C........       3.50     08/12/98       3.50             8,600,000
           NEBRASKA
           Nebraska Public Power District,
    10,000   Series A Notes...................       3.65     07/29/98       3.65            10,000,000
    10,000   Series A Notes...................       3.60     09/09/98       3.60            10,000,000
     6,000   Series A Notes...................       3.65     09/09/98       3.65             6,000,000
    13,000   Series B Notes...................       3.45     08/13/98       3.45            13,000,000
           NEVADA
           Las Vegas Valley Water District,
    11,000   Water Ser A......................       3.60     09/29/98       3.60            11,000,000
     8,000   Water Ser A......................       3.60     10/21/98       3.60             8,000,000
           NORTH CAROLINA
           North Carolina Eastern Municipal
           Power Agency,
     7,200   Ser 1996.........................       3.60     07/21/98       3.60             7,200,000
    10,000   Ser 1996.........................       3.40     07/23/98       3.40            10,000,000
    10,000   Ser 1996.........................       3.55     10/06/98       3.55            10,000,000
           PENNSYLVANIA
           Delaware County Industrial
           Development Authority,
    15,000   PECO Energy Ser 1988 C (FGIC)....       3.55     10/14/98       3.55            15,000,000
    16,600   PECO Energy Ser 1988 C (FGIC)....       3.55     10/27/98       3.55            16,600,000
    10,900 Pennsylvania, Ser 1997 A BANs......       3.70     08/13/98       3.70            10,900,000
           SOUTH CAROLINA
    15,000 South Carolina Public Service
             Authority, Promissory Notes......       3.50     10/20/98       3.50            15,000,000
           TEXAS
     8,000 Dallas Area Rapid Transit, Sales
             Tax Ser A........................       3.60     08/12/98       3.60             8,000,000
           Houston,
    10,000   1996 Ser B.......................       3.70     08/19/98       3.70            10,000,000
     7,000   Airport Ser 1993 A (AMT).........       3.65     10/14/98       3.65             7,000,000
    15,000   Water & Sewer 1994 Ser A.........       3.55     07/20/98       3.55            15,000,000
    10,000   Water & Sewer 1994 Ser A.........       3.40     07/21/98       3.40            10,000,000
     7,650   Water & Sewer 1994 Ser A.........       3.75     07/22/98       3.75             7,650,000
     8,000   Water & Sewer 1994 Ser A.........       3.60     10/08/98       3.60             8,000,000
    10,000   Water & Sewer 1994 Ser A.........       3.65     10/22/98       3.65            10,000,000
           San Antonio,
    12,000   Electric & Gas Ser 1988 A........       3.45     07/13/98       3.45            12,000,000
    12,900   Electric & Gas Ser 1988 A........       3.50     07/22/98       3.50            12,900,000
    10,200   Electric & Gas Ser 1988 A........       3.75     08/25/98       3.75            10,200,000
    16,600   Electric & Gas Ser 1988 A........       3.75     09/10/98       3.75            16,600,000
    12,000   Electric & Gas Ser 1995 A........       3.65     09/24/98       3.65            12,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       24
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                                          YIELD TO
 PRINCIPAL                                                                MATURITY
 AMOUNT IN                                        COUPON     MATURITY    ON DATE OF
 THOUSANDS                                         RATE        DATE       PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
 $  13,400   Electric & Gas Ser 1988 A........       3.60%    10/22/98       3.60%    $      13,400,000
    10,000 Texas, Ser 1997 B TRANs............       3.50     08/12/98       3.50            10,000,000
           Texas A & M University,
    15,000   Ser 1993 B.......................       3.30     07/14/98       3.30            15,000,000
    12,800   Ser 1993 B.......................       3.30     07/17/98       3.30            12,800,000
    10,000 Texas Municipal Power Agency, Ser
             1991.............................       3.55     10/21/98       3.55            10,000,000
           UTAH
    10,300 Utah, Highway Ser 1997 B...........       3.75     09/30/98       3.75            10,300,000
           VIRGINIA
    10,000 Virginia, Ser 1997 BANs............       3.55     08/20/98       3.55            10,000,000
           WISCONSIN
    15,000 Wisconsin Health & Educational
             Facilities Authority, SSM Health
             Care Ser 1998 B..................       3.60     10/07/98       3.60            15,000,000
                                                                                      -----------------

           TOTAL TAX-EXEMPT COMMERCIAL PAPER
           (AMORTIZED COST $540,850,000)............................................        540,850,000
                                                                                      -----------------

           SHORT-TERM MUNICIPAL NOTES (12.0%)
           IDAHO
    10,000 Idaho, Ser 1998 TANs, dtd 07/01/98
             (WI).............................       4.50     06/30/99       3.60            10,086,600
           INDIANA
     5,000 Indianapolis Local Improvement Bond
             Bank, Ser 1997 E Notes, dtd
             12/18/97.........................       4.25     07/09/98       3.80             5,000,483
           IOWA
    45,000 Iowa School Corporations, Warrant
             Certificates 1998-99 Ser A (FSA),
             dtd 06/25/98.....................       4.50     06/25/99       3.65            45,362,934
           KENTUCKY
    15,000 Kentucky Asset/Liability
             Commission, 1998 Ser A TRANs, dtd
             07/01/98 (WI)....................       4.50     06/25/99       3.57            15,132,450
           MICHIGAN
           Michigan Municipal Bond Authority,
    30,000   Ser 1997 B Notes, dtd 07/02/97...       4.50     07/02/98       3.89            30,000,486
     7,500   Ser 1998 B-1 Notes, dtd 07/02/98
             (WI).............................       4.50     07/02/99       3.60             7,565,100
           NEW MEXICO
    30,000 New Mexico, Ser 1998-1999 TRANs,
             dtd 07/02/98 (WI)................       4.25     06/30/99       3.60            30,187,200
           TEXAS
    20,000 Houston, Ser 1998 TRANs, dtd
             07/01/98 (WI)....................       4.50     06/30/99       3.55            20,134,800
    15,000 Texas, Ser 1997 A TRANs, dtd
             09/02/97.........................       4.75     08/31/98       3.85            15,023,835


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       25
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST

                                                                          YIELD TO
 PRINCIPAL                                                                MATURITY
 AMOUNT IN                                        COUPON     MATURITY    ON DATE OF
 THOUSANDS                                         RATE        DATE       PURCHASE          VALUE
-------------------------------------------------------------------------------------------------------
           WISCONSIN
 $  44,500 Wisconsin, Operating Notes of 1998,
             dtd 07/01/98 (WI)................       4.50%    06/15/99       3.55%    $      44,891,280
                                                                                      -----------------

           TOTAL SHORT-TERM MUNICIPAL NOTES
           (AMORTIZED COST $223,385,168)............................................        223,385,168
                                                                                      -----------------

TOTAL INVESTMENTS
(AMORTIZED COST $2,013,558,168) (a).......................................      107.7   2,013,558,168

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................       (7.7)   (144,167,324)
                                                                                -----   -------------

NET ASSETS................................................................      100.0%  $1,869,390,844
                                                                                -----   -------------
                                                                                -----   -------------

---------------------
AMT  Alternative Minimum Tax.
BANs Bond Anticipation Notes.
COPs Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
TANs Tax Anticipation Notes.
TRANs Tax and Revenue Anticipation Notes.
WI   Security purchased on a "when-issued" basis.
 +   Rate shown is the rate in effect at June 30, 1998.
 *   Date in which the principal amount can be recovered through demand.
** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities and a delayed delivery security.
(a)  Cost is the same for federal income tax purposes.
BOND INSURANCE:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS TAX-FREE TRUST



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
AUGUST 5, 1998



                      1998 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1998, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


                                       27
                          ACTIVE ASSETS TAX-FREE TRUST

                                                                          [LOGO]


STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 20, 1998


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.


    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.



    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.


    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 20, 1998, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550


    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Client Account Agreement or consult your Morgan Stanley Dean Witter Financial Advisor.


Active Assets California Tax-Free Trust

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................      3

Investment Restrictions...............................................      7

Special Considerations Relating to California Tax-Exempt Securities...      8

How Net Asset Value is Determined.....................................     10

Dividends, Distributions and Taxes....................................     13

Financial Statements..................................................     17

Report of Independent Accountants.....................................     27

APPENDIX

Investment Manager....................................................    A-1

Trustees and Officers.................................................    A-8

Portfolio Transactions and Brokerage..................................   A-16

General Information...................................................   A-17

Custodian and Transfer Agent..........................................   A-17

Independent Accountants...............................................   A-17

Reports to Shareholders...............................................   A-18

Legal Counsel.........................................................   A-18

Experts...............................................................   A-18

Registration Statement................................................   A-18

Financial Statements..................................................   A-18

Information with Respect to Securities Ratings........................   A-18


Active Assets California Tax-Free Trust   2

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES

    TAXABLE SECURITIES. As discussed in the Prospectus, the Trust may invest up to 20% of its total assets in taxable money market instruments, repurchase agreements and non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Trust shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by the Fund.

    In addition, the Trust may temporarily invest more than 20% of its total assets in non-California tax-exempt securities and taxable money market instruments, or in short-term tax-exempt securities subject to the federal alternative minimum tax for individual shareholders, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable money market instruments in which the Trust may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

    TAX-EXEMPT SECURITIES. As discussed in the Prospectus, at least 80% of the Trust's total assets will be invested in California tax-exempt securities (California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper). In regard to the Moody's and S&P ratings discussed in the Prospectus, it should be noted that the ratings represent the organizations' opinions as to the quality of the securities which they undertake to rate and the ratings are general and not absolute standards of quality. For a description of Municipal Bond, Municipal Note and Municipal Commercial Paper ratings by Moody's and S&P, see "Information with Respect to Securities Ratings" in the Appendix to this Statement of Additional Information.

    The percentage and rating limitations discussed above and in the Prospectus apply at the time of acquisition of a security based upon the last previous determination of the Trust's net asset value; any subsequent change in any ratings by a rating service or change in percentages resulting from market fluctuations or other changes in total assets will not require elimination of any security from the Fund's portfolio.

    The payment of principal and interest by issuers of certain Municipal Obligations purchased by the Trust may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Obligation meets the Trust's investment quality requirements. In addition, some issues may contain provisions which permit the Trust to demand from the issuer repayment of principal at some specified period(s) prior to maturity.

    MUNICIPAL BONDS. Municipal Bonds, as referred to in the Prospectus, are debt obligations of a state, its cities, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more, and the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to these requirements, the interest from California Municipal Bonds must be, in the opinion of bond counsel, exempt from California personal income tax. They are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for general operating expenses or to loan to other public institutions and facilities. In addition, certain types of industrial development bonds and pollution control bonds are issued by or on behalf of public authorities to provide funding for various privately operated facilities.

Active Assets California Tax-Free Trust   3

    MUNICIPAL NOTES. Municipal Notes are short-term obligations of municipalities, generally with a maturity at the time of issuance ranging from six months to three years, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to those requirements, the interest from California Municipal Notes must be, in the opinion of bond counsel, exempt from California personal income tax. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, although there are other types of Municipal Notes in which the Trust may invest. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. Project Notes are issued by local agencies and are guaranteed by the United States Department of Housing and Urban Development. Such notes are secured by the full faith and credit of the United States Government.

    MUNICIPAL COMMERCIAL PAPER. Municipal Commercial Paper refers to short-term obligations of municipalities the interest from which is, in the opinion of bond counsel, exempt from federal income tax. In addition to those requirements, the interest from California Commercial Paper must be, in the opinion of bond counsel, exempt from California personal income tax. It may be issued at a discount and is sometimes referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

    The two principal classifications of Municipal Bonds, Notes and Commercial Paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly with respect to revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Issuers of these obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Bonds, Municipal Notes and Municipal Commercial Paper may be materially affected.

PORTFOLIO MANAGEMENT

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Trust may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called "variable rate" and "floating rate" obligations.

    The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and on floating rate Municipal Obligations whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the

Active Assets California Tax-Free Trust   4

Trust may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate Municipal Obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate Municipal Obligations could enhance the ability of the Trust to maintain a stable net asset value per share (see "How Net Asset Value is Determined" in the Prospectus). The principal benefit to the Trust of purchasing obligations with a demand feature is that liquidity, and the ability of the Trust to obtain repayment of the full principal amount of a Municipal Obligation prior to maturity, is enhanced.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. The Trust will also establish a segregated account with its custodian bank in which it will maintain liquid assets such as cash, U.S. government securities or other appropriate high grade debt obligations equal in value to commitments for such when-issued or delayed delivery securities.

    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Trust in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Trust. These agreements, which may be viewed as a type of secured lending by the Trust, typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Trust's Custodian, at a specified price and at a fixed time in the future, which is usually not more than seven days from the date of purchase. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7 of the Investment Company Act of 1940) with respect to the seller, the collateral must quality the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercise of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that


Active Assets California Tax-Free Trust   5
proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by the Trust, amount to more than 10% of its total assets. The Trust's investments in repurchase agreements may, at times, be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. During the fiscal year ended June 30, 1998, the Trust did not enter into any repurchase agreements.


    PUT OPTIONS. The Trust may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Trust pays for securities with puts may be higher than the price which otherwise would be paid for the securities. Consistent with the Trust's investment objectives and subject to the supervision of the Board of Trustees, the primary purpose of this practice is to permit the Trust to be fully invested in securities the interest on which is exempt from Federal and California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Trust's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Trust shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Trust, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Trust's portfolio.


    The Trust values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Trust's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Trust's policy is to enter into put transactions only with municipal securities dealers who are approved by the Trust's Board of Trustees. Each dealer will be approved on its own merits and it is the Trust's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Board has directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Trust is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. During the fiscal year ended June 30, 1998, the Trust did not purchase put options.


    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes. In connection therewith, the Trust has received an opinion of counsel to the effect that interest on Municipal Obligations subject to puts will be tax-exempt to the Trust.

Active Assets California Tax-Free Trust   6

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Trust as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of the holders of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the "Act"). Such a majority is defined in the Act as the lesser of (a) 67% or more of the shares present at a Meeting of Shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy at the meeting, or (b) more than 50% of the outstanding shares of the Trust. For purposes of the following restrictions and those recited in the Prospectus: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The term "bank obligations" as referred to in Investment Restriction 3 in the Prospectus refers to short-term obligations (including certificates of deposit and bankers' acceptances) of banks (including domestic branches of foreign banks) subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks.

    The Trust may not:

        1.  Invest in common stock.

        2. Invest in securities of any issuer if, to the knowledge of the Trust, any officer or trustee of the Trust or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

        3. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.

        4.  Purchase or sell commodities or commodity futures contracts.

        5. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

        6. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell Municipal Obligations at an agreed upon price and at or within an agreed upon time.

        7. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        8. Borrow money, except that the Trust may borrow from a bank or the Investment Manager for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

        9. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction
    (8). To meet the requirements of regulations in certain states, the Trust, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Trust are being sold in those states.

Active Assets California Tax-Free Trust   7

        10. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described above.

        11. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Trust may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements.

        12. Make short sales of securities.

        13. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

        14. Engage in the underwriting of securities, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        15. Invest for the purpose of exercising control or management of any other issuer.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES
--------------------------------------------------------------------------------

    The Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the State of California ("State") Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete description.

    In 1978, Proposition 13, an amendment to the California Constitution was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1985-86 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

Active Assets California Tax-Free Trust   8

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of State revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (vii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by on a two-thirds vote, to suspend the minimum funding requirement for one year.

Active Assets California Tax-Free Trust   9

    On November 3, 1992, voters approved an initiative statute, Proposition 163, which exempts certain food products, including candy and other snack foods, from California's sales tax. The sales tax had been broadened to include those items as part of the 1991-92 budget legislation. The State Legislative Analyst estimates a resultant revenue reduction of $200 million for the remainder of the 1992-93 fiscal year and $300-330 million per year thereafter.

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

    Although an improving economy and healthier tax revenues are anticipated, the political environment and voter initiatives may constrain the State's financial flexibility. For example, according to the Legislative Analyst's Office the passage of Proposition 187 in the November 1994 election, which in part denies certain social services to illegal immigrants, could jeopardize $15 billion in federal funding. In addition, the passage of Proposition 184 in the November 1994 election, which imposes mandatory, lengthy prison sentences on individuals convicted of three felonies, is expected to increase prison operating costs by $3 billion annually and increase prison construction costs by $20 billion.


    On December 6, 1994, Orange County (California) became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December, 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba.



    Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995 the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, and among other things, severe operating deficits for the county's health care system. Also, the county has not yet recovered from the ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The county's budgetary difficulties have continued with their effect on the 1997-1998 budget still uncertain.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the Trust's shares. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Active Assets California Tax-Free Trust   10

While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive it if sold the instrument. During such periods, the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trust's Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b)
(i) the procedures include calculation, at such intervals as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities (for the purpose of determining market value, securities as to which the Trust has a "put" will be valued at the higher of market value or exercise price); (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it, and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such consideration; the Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair results to investors or existing shareholders. Such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Trust; withholding dividends; utilizing a net asset value per share as determined by using available market quotations or reducing the number of its outstanding shares. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital a number of shares which represent the difference between the amortized cost valuation and market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.

    The Rule further requires that the Trust limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    At the time the Trust makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the Municipal Obligation in determining its net asset value. Repurchase agreements are valued at the face value of the repurchase agreement plus any accrued interest thereon to date.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is to be deemed the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

Active Assets California Tax-Free Trust   11

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    An Eligible Security generally is defined in the Rule to mean (i) A rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by the money market fund's board of directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless:


    (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under common control with the issuer of the security subject to the Guarantee (other than a sponsor of a Special Purpose Entity with respect to an Asset Backed Security); (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee).


    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.


    Also, as required by the Rule, with respect to 75% of its total assets, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in
(b) below with regard to certain securities, no more than 5% of its total assets will be invested in securities issued by the issuer of a security; and (b) with respect to Eligible Securities that have received a rating in less than the highest category from the Requisite NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality that are "conduit securities" as that term is defined in the Rule: (i) no more than 5% will be invested in the aggregate of the Trust's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, will be invested in the securities of any one issuer.


    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such changes.

    The Trust will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from the $1.00 price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Trust's net asset value. The amount of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the

Active Assets California Tax-Free Trust   12

Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark to market basis. In these circumstances, the Trust may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its outstanding shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As stated in the Appendix to the Prospectus, the Trust intends to declare dividends, payable on each day the New York Stock Exchange is open for business, of all of its net investment income to shareholders of record as of 12 noon New York time of the preceding business day.

    In computing interest income, the Trust will amortize any premiums and original issue discounts on securities owned. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%; it also lengthens the required holding period to obtain the lower rate from more than twelve months to more than eighteen months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to more than 12 months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.



    During the fiscal year ended June 30, 1998, the Trust utilized all of its net capital loss carryovers of approximately $2,400. Any net capital losses incurred after October 31 ("Post--October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year.


    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income, if any, to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    As discussed in the Prospectus, the Trust intends to invest a portion of its assets in certain "private activity bonds" issued after August 7, 1986. As a result, a portion of the exempt-interest dividends paid by the Trust will be an item of tax preference for taxable years beginning after December 31, 1986. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

Active Assets California Tax-Free Trust   13

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Code. If so qualified, the Trust will not be subject to federal income and excise tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

    As discussed in the Prospectus, the Trust intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of its assets in tax-exempt securities. An exempt-interest dividend is that part of a dividend distribution made by the Trust which consists of interest received by the Trust on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax and in certain circumstances may affect the determination of the supplemental premium applicable to Medicare eligible individuals.

    Alternative minimum taxable income is generally equal to taxable income with certain adjustments and increased by certain "tax preference items" which may include a portion of the Trust's dividends as described above. In addition, the Code further provides that for taxable years beginning in 1990 and thereafter, corporations are subject to an alternative minimum tax based, in part, on 75% of any excess of "adjusted current earnings" over taxable income as adjusted for other tax preferences. Because an exempt-interest dividend paid by the Trust will be included in adjusted current earnings, a corporate shareholder may therefore be required to pay an increased alternative minimum tax as the result of receiving exempt-interest dividends paid by the Trust.

    The Superfund Amendments and Reauthorization Act of 1986 (the "Superfund Act") imposes a deductible tax on a corporation's alternative minimum taxable income (computed without regard to the alternative tax net operating loss deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed for taxable years beginning after December 31, 1986 and before January 1, 1996. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. Exempt-interest dividends paid by the Trust that create alternative minimum tax preferences for corporate shareholders under the Code (as described above) may be subject to the tax.

    Within 60 days after the end of its fiscal year, the Trust will mail to shareholders a statement indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and to what extent the taxable portion is long-term capital gain, short-term capital gain or ordinary income. This percentage should be applied uniformly to all monthly distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, it is anticipated that none of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Any loss on the sale or exchange of shares of the Trust which are held for 6 months or less is disallowed to the extent of the amount of any exempt-interest dividend paid with respect to such shares. Treasury Regulations may provide for a reduction in such required holding periods.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, deter-

Active Assets California Tax-Free Trust   14
mined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a regulated investment company such as the Trust, which pays exempt-interest dividends. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Trust is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Trust. "Substantial user" is defined generally by Income Tax Regulation 1.103-11 (b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of tax-exempt municipal securities for investment by the Trust could be affected. If such legislation is enacted, the Trust may reevaluate its investment objective and policies.

    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends. Shareholders should consult their tax advisers about the status of dividends from the Trust in their own states and localities. The Trust will report annually to shareholders the percentage of interest income received by the Trust during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    To the extent that dividends are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues, and in U.S. obligations which, if held by an individual, would pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes. In addition, unlike federal law, the California personal income tax does not apply to any portion of an individual's Social Security benefits.

    For California personal income tax purposes, distributions paid from capital gains are taxable as ordinary income. In addition, unlike federal law, the shareholders of the Trust will not be subject to tax, or receive a credit for taxes paid by the Trust, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the Prospectus. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Any dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that fund by the exact amount of the dividends or capital gains distribution. Furthermore, capital gains distributions are,

Active Assets California Tax-Free Trust   15
and some portion of the dividends may be, subject to income tax. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the distribution of realized net long-term capital gains, such distribution would be a return of capital but nonetheless taxable at capital gains rates. Therefore, an investor should not purchase Trust shares immediately prior to a distribution record date and sell them immediately thereafter solely for the purpose of receiving the distribution.

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


    The Trust's current yield for the seven days ended June 30, 1998 was 2.75%. The effective annual yield on 2.75% is 2.79%, assuming daily compounding.



    Based upon a combined Federal and California personal income tax bracket of 45.22%, the Trust's tax-equivalent yield for the seven days ended June 30, 1998 was 5.02%. Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Trust that is not tax-exempt.


Active Assets California Tax-Free Trust   16

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $575,108,657).............................  $575,108,657
Cash........................................................    12,768,575
Interest receivable.........................................     3,127,879
Prepaid expenses............................................        15,645
                                                              ------------

     TOTAL ASSETS...........................................   591,020,756
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    40,290,600
    Investment management fee...............................       238,509
    Plan of distribution fee................................        48,384
Accrued expenses and other payables.........................       663,932
                                                              ------------

     TOTAL LIABILITIES......................................    41,241,425
                                                              ------------

     NET ASSETS.............................................  $549,779,331
                                                              ------------
                                                              ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $549,779,129
Accumulated undistributed net investment income.............           202
                                                              ------------

     NET ASSETS.............................................  $549,779,331
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  549,779,129 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $18,498,281
                                                              -----------

EXPENSES
Investment management fee...................................    2,663,643
Plan of distribution fee....................................      518,827
Transfer agent fees and expenses............................       81,316
Professional fees...........................................       54,810
Registration fees...........................................       47,153
Shareholder reports and notices.............................       41,240
Custodian fees..............................................       26,566
Trustees' fees and expenses.................................       18,386
Other.......................................................        8,389
                                                              -----------

     TOTAL EXPENSES.........................................    3,460,330

Less: expense offset........................................      (26,479)
                                                              -----------

     NET EXPENSES...........................................    3,433,851
                                                              -----------

     NET INVESTMENT INCOME..................................   15,064,430

     NET REALIZED GAIN......................................        2,410
                                                              -----------

NET INCREASE................................................  $15,066,840
                                                              -----------
                                                              -----------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF CHANGES IN NET ASSETS



                                                                FOR THE      FOR THE
                                                                 YEAR         YEAR
                                                                 ENDED        ENDED
                                                               JUNE 30,     JUNE 30,
                                                                 1998         1997
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................  $15,064,430  $11,980,607
Net realized gain...........................................        2,410        9,454
                                                              -----------  -----------

     NET INCREASE...........................................   15,066,840   11,990,061

Dividends from net investment income........................  (15,064,414) (11,980,506)

Net increase from transactions in shares of beneficial
  interest..................................................  118,394,453   47,154,733
                                                              -----------  -----------

     NET INCREASE...........................................  118,396,879   47,164,288

NET ASSETS:
Beginning of period.........................................  431,382,452  384,218,164
                                                              -----------  -----------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $202
    AND $186, RESPECTIVELY).................................  $549,779,331 $431,382,452
                                                              -----------  -----------
                                                              -----------  -----------


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       19
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.


                                       20
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.



4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $1,250,181,811 and $1,124,272,340, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,710. At June 30, 1998,


                                       21
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
the Trust had an accrued pension liability of $37,170 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                                    FOR THE YEAR     FOR THE YEAR
                                                                        ENDED            ENDED
                                                                    JUNE 30, 1998    JUNE 30, 1997
                                                                   ---------------  ---------------
Shares sold......................................................    1,906,367,914    1,641,164,284
Shares issued in reinvestment of dividends.......................       15,064,414       11,980,506
                                                                   ---------------  ---------------
                                                                     1,921,432,328    1,653,144,790
Shares repurchased...............................................   (1,803,037,875)  (1,605,990,057)
                                                                   ---------------  ---------------
Net increase in shares outstanding...............................      118,394,453       47,154,733
                                                                   ---------------  ---------------
                                                                   ---------------  ---------------



6. FEDERAL INCOME TAX STATUS



During the year ended June 30, 1998, the Trust utilized all of its net capital loss carryover of approximately $2,400.



7. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.


                                       22
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                FOR THE PERIOD
                                              FOR THE YEAR ENDED JUNE 30,                     NOVEMBER 12, 1991*
                            ----------------------------------------------------------------   THROUGH JUNE 30,
                              1998       1997         1996     1995       1994       1993            1992
                            ---------  ---------     ------  ---------  ---------  ---------  ------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $    1.00  $    1.00     $ 1.00  $    1.00  $    1.00  $    1.00       $   1.00
                            ---------  ---------     ------  ---------  ---------  ---------        -------
Net investment income.....      0.028      0.028      0.028      0.029      0.018      0.018          0.017
Less dividends from net
 investment income........     (0.028)    (0.028)    (0.028)    (0.029)    (0.018)    (0.018)        (0.017)
                            ---------  ---------     ------  ---------  ---------  ---------        -------
Net asset value, end of
 period...................  $    1.00  $    1.00     $ 1.00  $    1.00  $    1.00  $    1.00       $   1.00
                            ---------  ---------     ------  ---------  ---------  ---------        -------
                            ---------  ---------     ------  ---------  ---------  ---------        -------
TOTAL INVESTMENT RETURN...       2.84%      2.83%      2.82%      2.89%      1.78%      1.84%          1.66%(1)

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................       0.64%      0.66%(4)   0.67%      0.67%      0.68%      0.71%          0.56%(2)(3)
Net investment income.....       2.79%      2.78%      2.79%      2.86%      1.77%      1.82%          2.42%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands.............   $549,779   $431,382     $384,218  $313,566  $288,506   $202,149       $170,364


------------

 * COMMENCEMENT OF OPERATIONS.


(1) NOT ANNUALIZED.


(2) ANNUALIZED.


(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.


(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.



                       SEE NOTES TO FINANCIAL STATEMENTS

                                       23
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS JUNE 30, 1998



 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*          VALUE
---------------------------------------------------------------------------------------
           CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (64.7%)
 $   8,000 Alameda-Contra Costa Schools
             Financing Authority, Capital
             Improvements Ser B COPs..........       3.20%    07/08/98  $     8,000,000
     8,200 Big Bear Lake, Southwest Gas Corp
             1993 Ser A (AMT).................       3.15     07/08/98        8,200,000
    11,970 California Alternative Energy
             Financing Authority, General
             Electric Capital Corp-Arroyo
             Energy Ser 1993 B (AMT)**........       3.05     07/08/98       11,970,000
           California Educational Facilities
           Authority,
    10,000   California Institute of
             Technology Ser 1994..............       2.90     07/08/98       10,000,000
    15,165   Stanford University Ser L-5......       3.20     07/08/98       15,165,000
     2,000   University of Southern California
             Refg Ser 1996....................       4.35     10/01/98        2,002,398
           California Health Facilities
           Financing Authority,
     2,350   Adventist Health System/ West
             1988 Ser A (MBIA)................       3.50     07/01/98        2,350,000
     5,000   Catholic HealthCare West 1997 Ser
             C (MBIA).........................       3.00     07/08/98        5,000,000
     6,900   Kaiser Permanente Ser 1993 A.....       3.50     07/08/98        6,900,000
    14,000   Memorial Health Services Ser
             1994.............................       3.20     07/08/98       14,000,000
     9,700   St Francis Medical Center 1995
             Ser E (MBIA)**...................       3.00     07/08/98        9,700,000
     5,050   St Joseph Health System Ser 1985
             A................................       3.25     07/01/98        5,050,000
     5,000 California Housing Finance Agency,
             Multi-family III 1997 Ser B
             (AMT)............................       3.25     07/08/98        5,000,000
           California Pollution Control
           Financing Authority,
     5,040   Chevron USA Ser 1983.............       3.85     11/16/98        5,045,393
    10,485   Chevron USA Ser 1984 B...........       3.70     06/15/99       10,491,266
    11,700   Pacific Gas & Electric Co 1996
             Ser F............................       3.50     07/01/98       11,700,000
     8,600   Pacific Gas & Electric Co 1997
             Ser C (AMT)......................       3.60     07/01/98        8,600,000
     5,000   Shell Oil Co 1991 Ser B..........       3.25     07/01/98        5,000,000
     8,000   Shell Oil Co 1996 Ser A (AMT)....       3.40     07/01/98        8,000,000
     4,300   Stanislaus Inc Ser 1987 (AMT)....       3.70     07/01/98        4,300,000
    16,500 California Public Capital
             Improvements Financing Authority,
             Pooled Ser 1988 C**..............       3.65     09/15/98       16,500,000
           California Statewide Communities
           Development Authority,
     6,239   House Ear Institute 1993 Ser A
             COPs.............................       3.50     07/01/98        6,239,000
     9,000   Kaiser Permanente Ser 1995
             COPs**...........................       3.50     07/08/98        9,000,000
     6,100   St Joseph Health System COPs.....       3.20     07/08/98        6,100,000
     8,200 Foothill/Eastern Transportation
             Corridor Agency, Toll Road Ser
             1995 C...........................       3.10     07/08/98        8,200,000
     9,500 Fremont, Creekside Village
             Multi-family Ser 1985 D..........       3.10     07/08/98        9,500,000
           Los Angeles, Multi-family
     7,800   1985 Ser K.......................       3.45     07/08/98        7,800,000
     4,900   1994 Ser A (AMT).................       3.50     07/01/98        4,900,000
     7,905 Los Angeles County Metropolitan
             Transportation Authority, Prop C
             Sales Tax Refg Ser 1993 A
             (MBIA)...........................       3.00     07/08/98        7,905,000
     8,000 M-S-R Public Power Agency, San Juan
             Ser 1997 D (MBIA)................       3.15     07/08/98        8,000,000
    22,600 Newport Beach, Hoag Memorial
             Hospital/Presbyterian Ser 1992 &
             1996 B...........................       3.60     07/01/98       22,600,000
    10,595 Northern California Public Power
             Agency, Geothermal No 3 1996 Ser
             A (AMBAC)........................       3.10     07/08/98       10,595,000
           Redlands,
     3,900   Orange Village Apts 1988 Ser A
             (AMT)............................       3.40     07/08/98        3,900,000
     3,585   1993 Water Treatment Facilities
             COPs (FGIC)......................       3.15     07/08/98        3,585,000
     7,805 Sacramento County, Administration
             Center & Courthouse Ser 1990
             COPs.............................       3.15     07/08/98        7,805,000
     4,000 San Bernardino County, 1996 County
             Center Refinancing COPs..........       3.15     07/08/98        4,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       24
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

 PRINCIPAL
 AMOUNT IN                                        COUPON      DEMAND
 THOUSANDS                                        RATE+       DATE*          VALUE
---------------------------------------------------------------------------------------
 $   4,000 San Jose, Almaden Lake Village Apts
             Ser 1997 A (AMT).................       3.40%    07/08/98  $     4,000,000
     7,200 San Jose Redevelopment Agency,
             Merged Area Ser 1996 B...........       3.00     07/08/98        7,200,000
     2,000 San Jose-Santa Clara Clean Water
             Financing Authority, Sewer Ser
             1995 B (FGIC)....................       3.10     07/08/98        2,000,000
     4,100 Santa Clara, Electric Ser 1985 B...       3.15     07/08/98        4,100,000
     6,800 Santa Clara County-El Camino
             Hospital District Facilities
             Authority, Valley Medical Center
             1985 Ser A.......................       3.00     07/08/98        6,800,000
    10,000 Santa Clara County Financing
             Authority, Valley Medical Center
             1994 Ser B.......................       3.10     07/08/98       10,000,000
    11,800 Southern California Public Power
             Authority, Transmission 1991 Refg
             Ser (AMBAC)......................       3.10     07/08/98       11,800,000
     6,605 Turlock, Irrigation District Ser
             1988 A...........................       3.20     07/08/98        6,605,000
    10,000 West Basin Municipal Water
             District, Ser 1997 B COPs........       3.00     07/08/98       10,000,000
                                                                        ---------------

           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
           MUNICIPAL OBLIGATIONS
           (AMORTIZED COST $355,608,057)..............................      355,608,057
                                                                        ---------------



                                                                          YIELD TO
                                                                          MATURITY
                                                  COUPON     MATURITY    ON DATE OF
                                                   RATE        DATE       PURCHASE
                                                ----------  ----------  ------------
           CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (28.6%)
           California Pollution Control
           Financing Authority,
     4,000   Pacific Gas & Electric Co Ser
             1996 E...........................       3.30%    07/14/98       3.30%          4,000,000
     4,000   Southern California Edison Co Ser
             1985 A...........................       3.45     07/23/98       3.45           4,000,000
     7,600   Southern California Edison Co Ser
             1985 A...........................       3.60     08/13/98       3.60           7,600,000
     4,500   Southern California Edison Co Ser
             1985 A...........................       3.50     10/08/98       3.50           4,500,000
     5,000   Thermal Energy Development
             Partnership Ser A (AMT)..........       3.70     08/20/98       3.70           5,000,000
     5,000 Chula Vista, San Diego Gas &
             Electric Co Ser 1992 C (AMT).....       3.30     07/15/98       3.30           5,000,000
     5,000 Contra Costa Water District, Ser
             A................................       3.60     08/26/98       3.60           5,000,000
           East Bay Municipal Utility
           District,
     3,000   Water............................       3.25     07/22/98       3.25           3,000,000
     4,000   Water............................       3.50     08/11/98       3.50           4,000,000
           Los Angeles,
     8,000   Wastewater Ser 1997..............       3.50     08/12/98       3.50           8,000,000
     8,000   Wastewater Ser 1997..............       3.55     10/14/98       3.55           8,000,000
     4,000 Los Angeles County Metropolitan
             Transportation Authority, Sales
             Tax Ser A........................       3.50     08/27/98       3.50           4,000,000
           Metropolitan Water District of
           Southern California,
     2,300   Ser 1996 B.......................       3.60     08/25/98       3.60           2,300,000
    10,000   Ser 1996 B.......................       3.50     09/15/98       3.50          10,000,000
     5,500   Ser 1996 B.......................       3.45     09/24/98       3.45           5,500,000
    10,000 Sacramento Municipal Utility
             District, Ser I..................       3.35     09/17/98       3.35          10,000,000
           San Diego,
     9,000   Gas & Electric Co Ser 1995 B.....       3.65     09/08/98       3.65           9,000,000
     6,400   Gas & Electric Co Ser 1995 A.....       3.45     09/10/98       3.45           6,400,000
     4,700 San Diego County Water Authority,
             Ser #1...........................       3.60     09/09/98       3.60           4,700,000


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       25
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                                                                          YIELD TO
 PRINCIPAL                                                                MATURITY
 AMOUNT IN                                        COUPON     MATURITY    ON DATE OF
 THOUSANDS                                         RATE        DATE       PURCHASE         VALUE
-----------------------------------------------------------------------------------------------------
           San Francisco Airport Commission,
 $   3,100   San Francisco International
             Airport Ser 1997 A (AMT).........       3.80%    07/13/98       3.80%    $     3,100,000
     5,110   San Francisco International
             Airport Ser 1997 A (AMT).........       3.45     09/24/98       3.45           5,110,000
           San Joaquin County Transportation
           Authority,
     5,000   Sales Tax Ser 1997...............       3.55     08/06/98       3.55           5,000,000
     5,000   Sales Tax Ser 1997...............       3.65     08/06/98       3.65           5,000,000
     6,000   Sales Tax Ser 1997...............       3.45     09/23/98       3.45           6,000,000
           University of California Regents,
     8,000   Ser A............................       3.45     09/22/98       3.45           8,000,000
     5,000   Ser A............................       3.50     09/29/98       3.50           5,000,000
     5,000   Ser A............................       3.40     10/07/98       3.40           5,000,000
     5,000 Puerto Rico Government Development
             Bank, Ser 1996...................       3.60     08/11/98       3.60           5,000,000
                                                                                      ---------------

           TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
           (AMORTIZED COST $157,210,000)............................................      157,210,000
                                                                                      ---------------

           CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (11.3%)
    10,000 Alameda County, 1998-99 TRANs, dtd
             07/08/98 (WI)....................       4.50     07/07/99       3.60          10,086,600
    10,000 California School Cash Reserve
             Program Authority, 1998 Pool Ser
             A, dtd 07/02/98 (WI).............       4.50     07/02/99       3.74          10,073,200
    10,000 Fresno County, 1998-99 TRANs, dtd
             07/02/98 (WI)....................       4.00     07/01/99       3.59          10,039,400
    10,000 Marin County, 1998-99 TRANs, dtd
             07/01/98 (WI)....................       4.50     06/30/99       3.55          10,091,400
     6,000 San Mateo County, Ser 1997-98
             TRANs, dtd 07/01/97..............       4.50     07/01/98       3.80           6,000,000
    16,000 Ventura County, Ser 1997 TRANs, dtd
             07/01/97.........................       4.50     07/01/98       3.84          16,000,000
                                                                                      ---------------

           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
           (AMORTIZED COST $62,290,600).............................................       62,290,600
                                                                                      ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $575,108,657) (a)...........................................      104.6%   575,108,657

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..............................       (4.6)   (25,329,326)
                                                                                  -----   ------------

NET ASSETS..................................................................      100.0%  $549,779,331
                                                                                  -----   ------------
                                                                                  -----   ------------

---------------------
AMT  Alternative Minimum Tax.
COPs Certificates of Participation.
TRANs Tax and Revenue Anticipation Notes.
WI   Securities purchased on a "when-issued" basis.
 +   Rate shown is rate in effect at June 30, 1998.
 *   Date on which the principal amount can be recovered through demand.
** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities.
(a)  Cost is the same for federal income tax purposes.

BOND INSURANCE:
AMBAC AMBAC Indemnity Corporation.
FGIC Financial Guaranty Insurance Company.
MBIA Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the six years in the period then ended and for the period November 12, 1991 (commencement of operations) through June 30, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
AUGUST 5, 1998



                      1998 FEDERAL TAX NOTICE (UNAUDITED)



       For  the year  ended June 30,  1998, all of  the Trust's dividends
       from  net  investment  income  were  exempt  interest   dividends,
       excludable from gross income for Federal income tax purposes.


                                       27
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                                                                          [LOGO]


STATEMENTS OF ADDITIONAL INFORMATION
AUGUST 20, 1998


--------------------------------------------------------------------------------

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short-term money market instruments.


    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.



    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objective is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The California Tax-Free Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities.


    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Government Securities Trust seeks to achieve its objective by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Government, its agencies or instrumentalities.


    Prospectuses for the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust, all dated August 20, 1998, which provide the basic information you should know before investing in any of the aforementioned Trusts, may be obtained without charge from any of the Trusts at the address or telephone number listed below. These Statements of Additional Information are not Prospectuses. They contain information in addition to and more detailed than that set forth in the Prospectuses. They are intended to provide additional information regarding the activities and operations of the Trusts, and should be read in conjunction with the Prospectuses. They should be read with the information appearing in the Appendix hereto which is a part of these Statements of Additional Information.


Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Two World Trade Center
New York, New York 10048
(212) 392-2550


    The shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are offered to participants in the Active Assets Account program of Dean Witter Reynolds Inc. ("Dean Witter"). In addition, shares of the Trusts are offered to investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. For further information, either consult the Client Account Agreement or consult your Morgan Stanley Dean Witter Financial Advisor.


Active Assets Government Securities Trust

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Practices and Policies.....................................     3

Investment Restrictions...............................................     4

How Net Asset Value is Determined.....................................     5

Dividends, Distributions and Taxes....................................     7

Financial Statements..................................................    10

Report of Independent Accountants.....................................    18

APPENDIX

Investment Manager....................................................   A-1

Trustees and Officers.................................................   A-8

Portfolio Transactions and Brokerage..................................  A-16

General Information...................................................  A-17

Custodian and Transfer Agent..........................................  A-17

Independent Accountants...............................................  A-17

Reports to Shareholders...............................................  A-18

Legal Counsel.........................................................  A-18

Experts...............................................................  A-18

Registration Statement................................................  A-18

Financial Statements..................................................  A-18

Information with Respect to Securities Ratings........................  A-18


                                       2
Active Assets Government Securities Trust

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Trust may enter into repurchase agreements with financial institutions. The Trust follows certain procedures, adopted by its Trustees, designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price, which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7 of the Investment Company Act of 1940) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate such collateral. However, the exercising of the Trust's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Trust could suffer a loss. It is the current policy of the Trust not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Trust, amounts to more than 10% of its total assets. The Trust's investments in repurchase agreements may at times be substantial when, in the view of the Trust's investment manager, liquidity or other considerations warrant. For the fiscal year ended June 30, 1998, the Trust did not enter into repurchase agreements in an amount exceeding 5% of its total net assets.


    REVERSE REPURCHASE AGREEMENTS. The Trust may also use reverse repurchase agreements as part of its investment strategy, but to date has not entered into nor does it have any intention of entering into any such agreements. Reverse repurchase agreements involve sales by the Trust of portfolio assets concurrently with an agreement by the Trust to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Trust can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Trust of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. Opportunities to achieve this advantage may not always be available, and the Trust intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Trust will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations with respect to reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Trust.

    LENDING OF PORTFOLIO SECURITIES. Subject to investment restriction (11) below, the Trust may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Trust and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Trust any income accruing thereon, and the Trust may invest the cash collateral in portfolio securities, thereby earning additional income. The Trust will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. The creditworthiness of

                                       3
Active Assets Government Securities Trust firms to which the Trust lends its portfolio securities will be monitored on an ongoing basis. Loans would be subject to termination by the Trust in the normal settlement time, currently two business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Trust and its shareholders. The Trust may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended June 30, 1998, the Trust did not lend any of its portfolio securities and it has no intention of doing so in the foreseeable future.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Trust may purchase securities on a when-issued or delayed delivery basis--i.e., delivery and payment can take place a month or more after the date of the transaction. While the Trust will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Trust may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Trust will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities.

    The foregoing strategies, and those discussed in the Prospectus under the heading "Investment Objectives and Policies," may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods of investment available to the Trust will result in the achievement of its objectives.

    The Trust will attempt to balance its objectives of security of principal, high current income and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities with an effective maturity of more than thirteen months. The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term U.S. Government issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline. In the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Trust might have to borrow money and incur interest expense. Either occurrence would adversely impact upon the amount of daily dividend and could result in a decline in daily net asset value per share or the redemption by the Trust of shares held in a shareholder's account. The Trust will attempt to minimize these risks by investing in relatively longer-term securities when it appears to management that yields on such securities are not likely to increase substantially during the period of expected holding, and then only in securities which are readily marketable. However, there can be no assurance that the Trust will be successful in achieving this objective.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The Trust has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Trust as

                                       4
Active Assets Government Securities Trust defined in the Investment Company Act of 1940, as amended (the "Act"). Majority is defined in the Act as the lesser of (a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Trust are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Trust.

    These restrictions provide that the Trust may not:

        1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

        2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

        3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

        4.  Sell securities short or purchase securities on margin;

        5.  Write or purchase put or call options;

        6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

        7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

        8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements referred to under "Investment Practices and Policies" above and "Investment Objectives and Policies" in the Prospectus;

        9. Issue senior securities as defined in the Act except insofar as the Trust may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities;

        10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

        11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not constitute a violation of such restriction.

HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the net asset value of the Trust is determined as of 12 noon New York time on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                       5
Active Assets Government Securities Trust

    The Trust utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Trust. The Trust utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During such periods the yield to investors in the Trust may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Trust's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Trust's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Trust's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) (i) the procedures include calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available of market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or, as provided by the Declaration of Trust, reducing the number of the outstanding shares of the Trust) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Trust's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Trust. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Trust's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    An Eligible Security generally is defined in the Rule to mean (i) A rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations


                                       6
Active Assets Government Securities Trust indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by the money market fund's board of directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless:


    (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under common control with the issuer of the security subject to the Guarantee (other than a sponsor of a Special Purpose Entity with respect to an Asset Backed Security); (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee).


    As permitted by the Rule, the Board has delegated to the Trust's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.


    Also, as required by the Rule, the Trust will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in securities issued by the issuer of a security; and (b) with respect to Eligible Securities that have received a rating in less than the highest category from the Requisite NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Trust's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.


    If the Board determines that it is no longer in the best interests of the Trust and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

    The Rule further requires that the Trust limit its investments to instruments which the Trustees determine present minimal credit risks. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than one year. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust is required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Appendix to the Prospectus, the Trust intends to declare dividends payable on each day the New York Stock Exchange is open for business of all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of 12 Noon New York time of the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Trust. Net income will be calculated immediately prior to the determination of net asset value per share of the Trust.

                                       7
Active Assets Government Securities Trust

    Gains or losses on the sales of securities by the Trust will be long-term capital gains or losses if the securities have been held by the Trust for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%; it also lengthens the required holding period to obtain the lower rate from more than twelve months to more than eighteen months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to more than 12 months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.


    The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Trust should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    The Trust has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Trust will not be subject to federal income and excise taxes provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of such dividends/distributions will be eligible for the federal dividends received deduction available to corporations.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general on an October 31 year end, plus certain undistributed amounts from previous years. The Trust anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Under present Massachusetts law, the Trust is not subject to any Massachusetts income tax during any fiscal year in which the Trust qualifies as a regulated investment company. The Trust might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Trust may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Trust and of shareholders with respect to distributions by the Trust may differ from Federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

                                       8
Active Assets Government Securities Trust

INFORMATION ON COMPUTATION OF YIELD

    The Trust's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Trust's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Trust such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Trust in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Trust and changes in interest rates on such investments, but also on changes in the Trust's expenses during the period.

    Yield information may be useful in reviewing the performance of the Trust and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Trust's yield fluctuates.


    The Trust's current yield for the seven days ended June 30, 1998 was 4.86%. The effective annual yield on 4.86% is 4.98%, assuming daily compounding.


                                       9
Active Assets Government Securities Trust

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


JUNE 30, 1998



ASSETS:
Investments in securities, at value
  (amortized cost $699,246,013).............................  $699,246,013
Cash........................................................         6,984
Interest receivable.........................................       137,079
Prepaid expenses and other assets...........................        37,053
                                                              ------------

     TOTAL ASSETS...........................................   699,427,129
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       298,341
    Plan of distribution fee................................        62,462
    Shares of beneficial interest repurchased...............            89
Accrued expenses and other payables.........................        89,173
                                                              ------------

     TOTAL LIABILITIES......................................       450,065
                                                              ------------

     NET ASSETS.............................................  $698,977,064
                                                              ------------
                                                              ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $698,977,002
Accumulated undistributed net investment income.............            62
                                                              ------------

     NET ASSETS.............................................  $698,977,064
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  698,977,002 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                     $1.00
                                                              ------------
                                                              ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF OPERATIONS


FOR THE YEAR ENDED JUNE 30, 1998



NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $38,799,742
                                                              -----------

EXPENSES
Investment management fee...................................    3,338,933
Plan of distribution fee....................................      671,892
Registration fees...........................................      128,415
Transfer agent fees and expenses............................      113,864
Shareholder reports and notices.............................       57,455
Custodian fees..............................................       44,658
Professional fees...........................................       43,094
Trustees' fees and expenses.................................       18,170
Other.......................................................        7,073
                                                              -----------

     TOTAL EXPENSES.........................................    4,423,554
                                                              -----------

NET INVESTMENT INCOME AND NET INCREASE......................  $34,376,188
                                                              -----------
                                                              -----------



                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED


STATEMENT OF CHANGES IN NET ASSETS



                                                                FOR THE      FOR THE
                                                                 YEAR         YEAR
                                                                 ENDED        ENDED
                                                               JUNE 30,     JUNE 30,
                                                                 1998         1997
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $34,376,188  $31,166,850

Dividends from net investment income........................  (34,376,623) (31,166,690)

Net increase from transactions in shares of beneficial
  interest..................................................   78,528,472   49,048,779
                                                              -----------  -----------

     NET INCREASE...........................................   78,528,037   49,048,939

NET ASSETS:
Beginning of period.........................................  620,449,027  571,400,088
                                                              -----------  -----------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $62
    AND $497, RESPECTIVELY).................................  $698,977,064 $620,449,027
                                                              -----------  -----------
                                                              -----------  -----------



                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998



1. ORGANIZATION AND ACCOUNTING POLICIES



Active Assets Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.



The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.



The following is a summary of significant accounting policies:



A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.



B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.



C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.



2. INVESTMENT MANAGEMENT AGREEMENT



Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets


                                       13
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.



Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.



3. PLAN OF DISTRIBUTION



Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.10%.


                                       14
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES



The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 1998 aggregated $8,905,252,902 and $8,863,848,231, respectively.



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At June 30, 1998, the Trust had transfer agent fees and expenses payable of approximately $200.



The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,515. At June 30, 1998, the Trust had an accrued pension liability of $48,804 which is included in accrued expenses in the Statement of Assets and Liabilities.



5. SHARES OF BENEFICIAL INTEREST



Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 1998   JUNE 30, 1997
                                          --------------  --------------
Shares sold.............................   2,429,444,279   2,095,701,110
Shares issued in reinvestment of
 dividends..............................      34,349,876      31,136,575
                                          --------------  --------------
                                           2,463,794,155   2,126,837,685
Shares repurchased......................  (2,385,265,683) (2,077,788,906)
                                          --------------  --------------
Net increase in shares outstanding......      78,528,472      49,048,779
                                          --------------  --------------
                                          --------------  --------------



6. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 4 of this Prospectus.


                                       15
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                          FOR THE YEAR ENDED JUNE 30,
                            ----------------------------------------------------------------------------------------
                             1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of period................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net investment income.....    0.049    0.048    0.049    0.048    0.027    0.027    0.043    0.065    0.077    0.079
Less dividends from net
 investment income........   (0.049)  (0.048)  (0.049)  (0.048)  (0.027)  (0.027)  (0.043)  (0.065)  (0.077)  (0.079)
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period...................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
TOTAL INVESTMENT RETURN...     5.05%    4.92%    5.03%    4.92%    2.76%    2.71%    4.37%    6.72%    8.03%    8.20%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................     0.63%    0.64%    0.65%    0.67%    0.66%    0.66%    0.68%    0.70%    0.68%    0.70%
Net investment income.....     4.93%    4.78%    4.93%    4.84%    2.72%    2.68%    4.28%    6.39%    7.74%    7.94%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............  $   699  $   620  $   571  $   542  $   472  $   509  $   533  $   597  $   300  $   244



                       SEE NOTES TO FINANCIAL STATEMENTS

                                       16
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS JUNE 30, 1998



                                                                     ANNUALIZED
 PRINCIPAL                      DESCRIPTION                            YIELD
 AMOUNT IN                          AND                              ON DATE OF
 THOUSANDS                     MATURITY DATES                         PURCHASE            VALUE
----------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (99.2%)
 $  62,650   Federal Farm Credit Bank
               08/06/98 - 05/25/99.............................     5.39 - 5.54  %   $    61,378,286
   327,866   Federal Home Loan Banks
               07/06/98 - 12/02/98.............................     5.44 - 5.66          324,263,442
   241,844   Federal Home Loan Mortgage Corp.
               07/01/98 - 09/29/98.............................     5.44 - 5.85          240,097,729
    57,424   Federal National Mortgage Assoc.
               07/27/98 - 11/16/98.............................     5.40 - 5.52           56,788,737
    11,000   Tennessee Valley Authority
               08/14/98........................................         5.46              10,927,534
                                                                                     ---------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (AMORTIZED COST $693,455,728).........................................      693,455,728
                                                                                     ---------------

             U.S. GOVERNMENT OBLIGATION (0.8%)
     6,000   U.S. Treasury Bill
               03/04/99 (AMORTIZED COST $5,790,285)............         5.36               5,790,285
                                                                                     ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $699,246,013) (a)...........      100.0%   699,246,013

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS......................................       (0.0)      (268,949)
                                                  -----   ------------

NET ASSETS..................................      100.0%  $698,977,064
                                                  -----   ------------
                                                  -----   ------------

---------------------
(a)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       17
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF ACTIVE ASSETS GOVERNMENT SECURITIES TRUST



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (which appear under the heading "Financial Highlights" on page 4 of this Prospectus) present fairly, in all material respects, the financial position of Active Assets Government Securities Trust (the "Trust") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP


1177 AVENUE OF THE AMERICAS


NEW YORK, NEW YORK 10036
AUGUST 5, 1998


                                       18
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

APPENDIX
--------------------------------------------------------------------------------

    This Appendix constitutes part of the Statements of Additional Information of the Active Assets Money Trust (the "Money Trust"), the Active Assets Tax-Free Trust (the "Tax-Free Trust"), the Active Assets California Tax-Free Trust (the "California Tax-Free Trust") and the Active Assets Government Securities Trust (the "Government Securities Trust"). The Money Trust, the Tax-Free Trust, the California Tax-Free Trust and the Government Securities Trust are referred to in this Appendix collectively as the "Trusts". Unless otherwise indicated, the information set forth herein is applicable to each Trust.

INVESTMENT MANAGER
--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW") a Delaware corporation. The daily management of the Trusts and research relating to the Trusts' portfolios is conducted by or under the direction of officers of the Trusts and of the Investment Manager, subject to review by the Trusts' Trustees. Information as to these Trustees and Officers is contained under the caption "Trustees and Officers."



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust
       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Dean Witter Global Asset Allocation Fund
       23  Morgan Stanley Dean Witter Global Dividend Growth Securities
       24  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       25  Morgan Stanley Dean Witter Global Utilities Fund
       26  Morgan Stanley Dean Witter Growth Fund
       27  Morgan Stanley Dean Witter Hawaii Municipal Trust
       28  Morgan Stanley Dean Witter Health Sciences Trust
       29  Morgan Stanley Dean Witter High Yield Securities Inc.
       30  Morgan Stanley Dean Witter Income Builder Fund

       31  Morgan Stanley Dean Witter Information Fund
       32  Morgan Stanley Dean Witter Intermediate Income Securities
       33  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
       34  Morgan Stanley Dean Witter International SmallCap Fund
       35  Morgan Stanley Dean Witter Japan Fund
       36  Morgan Stanley Dean Witter Limited Term Municipal Trust
       37  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       38  Morgan Stanley Dean Witter Market Leader Trust
       39  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       40  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       41  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       42  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       43  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       44  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       45  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       46  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       47  Dean Witter Retirement Series
       48  Morgan Stanley Dean Witter Select Dimensions Investment Series
       49  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       50  Morgan Stanley Dean Witter Short-Term Bond Fund
       51  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       52  Morgan Stanley Dean Witter Special Value Fund
       53  Morgan Stanley Dean Witter S&P 500 Index Fund
       54  Morgan Stanley Dean Witter S&P 500 Select Fund
       55  Morgan Stanley Dean Witter Strategist Fund
       56  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       57  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       58  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       59  Morgan Stanley Dean Witter U.S. Government Securities Trust
       60  Morgan Stanley Dean Witter Utilities Fund
       61  Morgan Stanley Dean Witter Value-Added Market Series
       62  Morgan Stanley Dean Witter Variable Investment Series
       63  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS

        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust
        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III
       16  Municipal Income Trust
       17  Municipal Income Trust II

       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust
       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in DWR's International Active Assets Account program and are neither citizens nor residents of the United States.


    The Trusts have entered into separate Investment Management Agreements (the "Agreements") with the Investment Manager. Pursuant to the Agreements, the Trusts have retained the Investment Manager to manage the investment of each of the Trusts' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Trusts in a manner consistent with their investment objectives and policies.


    Under the terms of the Agreements, in addition to managing the Trusts' investments, the Investment Manager maintains certain of the Trusts' books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping services as the Trusts may reasonably require in the conduct of business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Trusts who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Trusts. The Investment Manager has retained MSDW Services to provide administrative services to the Trusts under the Agreements.



    Expenses not expressly assumed by the Investment Manager under any of the Agreements or by Morgan Stanley Dean Witter Distributors Inc. ("Distributors or the Distributor"), the Distributor of the Trusts' shares (see "Plan and Agreement of Distribution" below and in the Prospectus), will be paid by the Trusts. Such expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates, if any; registration costs of the Trusts and their shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trusts and supplements thereto to the Trusts' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Trusts' portfolio securities; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Trusts or of the Investment Manager and independent accountants; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trusts which inure to the Trusts' benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trusts' operation.


    As full compensation for the services and facilities furnished to the Trusts and Trust expenses assumed by the Investment Manager, the Trusts each pay the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the respective Trust, determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.3% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion. The Money Trust accrued to the Investment Manager compensation in the amounts of $19,802,633, $23,990,221 and $29,850,539 during the fiscal years ended June 30,
1996, June 30, 1997 and June 30, 1998, respectively. The Tax-Free Trust accrued to the Investment Manager compensation in the amounts of $6,571,351, $6,784,852 and $7,412,622 for the fiscal years ended June 30, 1996, June 30, 1997 and June 30, 1998, respectively. The California Tax-Free Trust accrued to the Investment Manager compensation in the amounts of $1,781,282, $2,156,152 and $2,663,643 for the fiscal years ended June 30, 1996, June 30, 1997 and June 30, 1998, respectively. The Government Securities Trust accrued to the Investment Manager compensation in the amounts of $2,841,130, $3,146,897 and $3,338,933 for the fiscal years ended June 30, 1996, June 30, 1997 and June 30, 1998, respectively.


    The Agreements provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Trusts or any of their investors for any act or omission by the Investment Manager or for any losses sustained by the Trusts or their investors. The Agreements in no way restrict the Investment Manager from acting as investment manager or adviser to others.

    The Agreements between Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust were initially approved by the Trustees of each Trust on February 21, 1997 and by the shareholders of each Trust on May 21, 1997. The Agreements are substantially identical to prior investment management agreements which were initially approved on October 30, 1992 by the Trustees, including all of the Independent Trustees of each Trust and by the shareholders of each Trust at Special Meetings held on January 12, 1993.

    Pursuant to their terms, each Agreement has an initial term ending April 30, 1999 and will continue in effect from year to year thereafter, provided such continuance is approved at least annually by the vote of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding voting securities of each Trust or by the Trustees of each Trust, provided that in either event such continuance was approved annually by the vote of a majority of the Trustees who were not parties to the Agreement or "interested persons" (as defined in the Act) of any such party ("the Independent Trustees"), which vote was cast in person at a meeting called for the purpose of voting on such approval.

    The Agreements may, be terminated at any time, without penalty, on thirty day's notice, by the Trustees of each Trust, by the holders of a majority, as defined in the Act, of each Trust's outstanding shares, or by the Investment Manager. The Agreements will automatically terminate in the event of their assignment (as defined in the Act).

PLAN OF DISTRIBUTION

    As discussed in the Prospectus, each Trust has entered into a Distribution Agreement with Dean Witter Distributors Inc. (the "Distributor") in connection with the continuous offering of the shares of the Trust. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trust, including costs involved in the distribution of prospectuses and periodic reports to investors, the cost of other supplementary sales literature and advertising costs.


    The Distributor has entered into selected dealer agreements with Dean Witter, which through its own sales organization sells shares of the Trusts. The Distributor, a Delaware corporation, is an indirect wholly-owned subsidiary of MSDW. The Trustees who are not, and were not at the time they voted, interested persons of the Trusts, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on April 24, 1997, the current Distribution Agreements appointing the Distributor as exclusive distributor of the Trusts' shares and providing for the Distributor to bear distribution expenses not borne by the Trusts. The current Distribution Agreements took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. and are substantially identical to the Trusts' prior Distribution Agreements in all material respects, except for the dates of effectiveness and termination. By their terms, the current Distribution Agreements have initial terms ending April 30, 1998, and will remain in effect from year to year thereafter if approved by the Trustees. At their meeting held on April 30, 1998, the Trustees of the Trusts, including a majority of Independent Trustees, approved the continuation of the Distribution Agreements until April 30, 1999.


    As discussed in the Appendix to the Prospectuses, the Trusts have each adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The adoptions of the Plans of Money Trust, Tax-Free Trust, and Government Securities Trust were made on March 21, 1983. These respective Plans were initially approved by the Trustees of the respective Trusts on January 18, 1983 and by the respective Trust's shareholders on March 17, 1983 and March 18, 1983. The Plan of California Tax-Free Trust was adopted by the Trustees of the Trust on July 18, 1991 and by Dean Witter Reynolds Inc. ("DWR"), as sole shareholder, on October 4, 1991, whereupon it went into effect. On April 29, 1992, the Trustees approved continuance of these Plans until April 30, 1993. In all instances, the vote of the respective Trustees included a majority of the Trustees who are not and were not at the time of their votes interested persons of the Trust and who have and had no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at meetings called for the purpose of voting on such Plans and Agreements.

    At their meetings held on October 30, 1992, the Trustees of the Trusts, including all of the Independent 12b-1 Trustees, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that the share distribution activities theretofore performed for the Trusts by DWR were assumed by the Distributor, and Dean Witter's sales activities are now being performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plans will be made to the Distributor rather than to DWR, as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other selected broker-dealers (or direct that the Trusts pay such entities directly). The Distributor is also authorized to retain part of such payments as compensation for its own distribution-related expenses.

    Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and used its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares; (3) expenses incurred in connection with promoting sales of shares of the Trust; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


    Morgan Stanley Dean Witter Financial Advisors are paid an annual residual commission, currently a gross residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The "gross residual" is a charge which reflects residual commissions paid by DWR to its Financial Advisors and DWR's expenses associated with the servicing of shareholder's accounts, including the expenses of operating DWR's branch offices in connection with the servicing of shareholder's accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.



    Each Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the respective Trust's shares. Reimbursement is made through monthly payments in such amounts determined in advance of each fiscal quarter by the respective Trustees, including a majority of the Independent Trustees. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of .15 of 1% of the Trust's average daily net assets during the month. No interest or other financing charges will be incurred by DWR for which reimbursement payments under the Plan will be made. In the case of all expenses other than expenses representing a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Trust, the Distributor provides, and the respective Trustees review, a quarterly budget of projected incremental distribution expenses to be incurred on behalf of each Trust, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The respective Trustees determine which particular expenses, and the portions thereof, that may be borne by each Trust, and in making such determination shall consider the scope of the Distributor's commitment to promoting the distribution of the respective Trusts' shares.



    The Distributor has informed the Trusts that the entire amount of the fees payable by the Trusts each year pursuant to the Plan is characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers (of which the Distributor is a member). Such fee is a payment made for personal service and/or maintenance of shareholder accounts.



    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust accrued $10,220,600, $1,797,493, $518,827 and $671,892, respectively, to the Distributor pursuant to the Plans for the fiscal year ended June 30, 1998. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amounts paid by the Trusts to the Distributor for distribution were spent in approximately the following ways: for the Money
Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $10,220,600; for the Tax-Free Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $1,797,493; for the California Tax-Free
Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $518,827; and for Government Securities Trust: (i) advertising -- $-0-; (ii) printing and mailing of prospectuses to other than current shareholders -- $-0-;
(iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes to Dean Witter for expenses substantially all of which relate to compensation of sales personnel -- $671,892.


    Under each Plan, the Distributor will use its best efforts in rendering services to the respective Trusts, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor will not be liable to any of such Trusts or any of its shareholders for any error of judgment or mistake of law or for any act of omission or for any losses sustained by any of such Trusts or their shareholders.

    The respective Plans of Money Trust, Tax-Free Trust and Government Securities Trust had initial terms ending December 31, 1984, and the Plan of California Tax-Free Trust had an initial term ending April 30, 1992, and each respective Plan will remain in effect from year to year thereafter, provided such continuances are approved annually by a vote of the Trustees, including a majority of the Independent 12b-1 Trustees. Any amendment to increase materially the maximum amount authorized to be spent under each Plan must be approved by the shareholders of each Trust, and all material amendments to each Plan must be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of the holders of a majority of the outstanding voting securities of each Trust (as defined in the Act) on not more than 30 days written notice to any other party to the Plan. The authority to make reimbursement payments to the Distributor automatically terminates in the event of an assignment (as defined in the Act); however, the Trustees' authority under each Plan to utilize its proceeds to finance the distribution of Trust shares would continue. After such an assignment, the Trusts' authority to make payments to their Distributor would resume, subject to certain conditions. So long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent 12b-1 Trustees.


    Under each Plan, the Distributor provides the respective Trust, for review by its Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred by the Distributor on behalf of each Trust during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Trust. In the Trustees' quarterly review of the Plans they consider their continued appropriateness and the level of compensation provided therein.



    Pursuant to the Plans of all Trusts, the Distributor provided the Trustees, at their Meetings held on April 30, 1998, with all the information the Trustees deemed necessary to make an informed determination on whether each Plan should be continued. In making their determination to continue each of the Plans until April 30, 1999, the Trustees, including all of the Independent 12b-1 Trustees, arrived at the conclusion that the Plans had benefited each of the Trusts. This conclusion was based upon the Distributor's belief that the expenditures made pursuant to the Plans had tended to arrest the decline of the Trusts' assets by meeting the competitive efforts of other, similar financial products, and had encouraged the account executives employed by DWR to increase their efforts in selling shares of the Trusts. The Trustees, including the Independent 12b-1 Trustees, also concluded that, in their judgment, there is a reasonable likelihood that the Plans will continue to benefit each of the Trusts and their shareholders.

    The following person was known to own over 5% of the outstanding shares of Active Assets Government Securities Trust as of August 6, 1998: County of Summit Treasurer, Attn: Robert Newman, 175 South Main Street, Akron, OH 44308-1306 -- 9.4%



    No interested person of the Trusts nor any Trustee of the Trusts who is not an interested person of the Trusts, as defined in the Act, had any direct or indirect financial interest in the operation of the Plans except to the extent that the Distributor MSDW Advisors, MSDW Services, DWR or certain of its employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plans or as a result of receiving a portion of the amounts expended thereunder by the Trusts.


TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Trusts, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors, the 87 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds, are shown below.



   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
Michael Bozic (57) ...........       Chairman and Chief Executive Officer of Levitz
Trustee                              Furniture Corporation (since November, 1995);
c/o Levitz Furniture                 Director or Trustee of the Morgan Stanley Dean
Corporation                          Witter Funds; formerly President and Chief
7887 N. Federal Highway              Executive Officer of Hills Department Stores
Boca Raton, Florida                  (May, 1991-July, 1995); formerly variously,
                                     Chairman, Chief Executive Officer, President
                                     and Chief Operating Officer (1987-1991) of the
                                     Sears Merchandise Group of Sears, Roebuck and
                                     Co.; Director of Eaglemark Financial Services,
                                     Inc. and Wierton Steel Corporation.
Charles A. Fiumefreddo*              Chairman, Trustee or Director, President and
(65) .........................       Chief Executive Officer of the Morgan Stanley
Chairman, Trustee,                   Dean Witter Funds; Chairman, Chief Executive
President and Chief                  Officer and Trustee of the TCW/DW Funds;
Executive Officer                    formerly Chairman, Chief Executive Officer and
Two World Trade Center               Director of MSDW Advisors, MSDW Services, MSDW
New York, New York                   Distributors, Chairman and Director of Morgan
                                     Stanley Dean Witter Trust FSB ("MSDW Trust"),
                                     Executive Vice President and Director of DWR
                                     and Director and/or officer of various MSDW
                                     subsidiaries (until June, 1998).
Edwin J. Garn (65) ...........       Director or Trustee of the Morgan Stanley Dean
Trustee                              Witter Funds; formerly United States Senator
c/o Huntsman Corporation             (R- Utah) (1974-1992) and Chairman, Senate
500 Huntsman Way                     Banking Committee (1980-1986); formerly Mayor
Salt Lake City, Utah                 of Salt Lake City, Utah (1971-1974); formerly
                                     Astronaut, Space Shuttle Discovery (April
                                     12-19, 1985); Vice Chairman, Huntsman Chemical
                                     Corporation (since January, 1993); Director of
                                     Franklin Covey (time management systems) and
                                     John Alden Financial Corp. (health insurance),
                                     United Space Alliance (joint venture between
                                     Lockheed Martin and the Boeing Company) and
                                     Nuskin Asia Pacific (multilevel marketing);
                                     Member of the board of various civic and
                                     charitable organizations.

   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
John R. Haire (73) ...........       Chairman of the Audit Committee and Director
Trustee                              or Trustee of the Morgan Stanley Dean Witter
Two World Trade Center               Funds; Chairman of the Audit Committee and
New York, New York                   Trustee of the TCW/DW Funds; formerly Chairman
                                     of the Independent Directors or Trustees of
                                     the Morgan Stanley Dean Witter Funds and the
                                     TCW/DW Funds (until June, 1998); formerly
                                     President, Council for Aid to Education
                                     (1978-1989) and Chairman and Chief Executive
                                     Officer of Anchor Corporation, an Investment
                                     Adviser (1964-1978).
Wayne E. Hedien (64) .........       Retired; Director or Trustee of the Morgan
Trustee                              Stanley Dean Witter Funds; Director of the PMI
c/o Gordon Altman Butowsky           Group, Inc. (private mortgage insurance);
 Weitzen Shalov & Wein               Trustee and Vice Chairman of The Field Museum
Counsel to the Independent           of Natural History; formerly associated with
Trustees                             the Allstate Companies (1966-1994), most
114 West 47th Street                 recently as Chairman of The Allstate
New York, New York                   Corporation (March, 1993-December, 1994) and
                                     Chairman and Chief Executive Officer of its
                                     wholly-owned subsidiary, Allstate Insurance
                                     Company (July, 1989-December, 1994); director
                                     of various other business and charitable
                                     organizations.
Dr. Manuel H. Johnson (49) ...       Senior Partner, Johnson Smick International,
Trustee                              Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick                    founder of the Group of Seven Council (G7C),
International, Inc.                  an international economic commission (since
1133 Connecticut Avenue N.W.         September, 1990); Director or Trustee of the
Washington, D.C.                     Morgan Stanley Dean Witter Funds; Trustee of
                                     the TCW/DW Funds; Director of NASDAQ (since
                                     June, 1995); Director of Greenwich Capital
                                     Markets Inc. (broker-dealer) and NVR Inc.
                                     (home construction); Trustee of the Financial
                                     Accounting Foundation (oversight organization
                                     for the Financial Accounting Standards Board);
                                     formerly Vice Chairman of the Board of
                                     Governors at the Federal Reserve System
                                     (February, 1986-August 1990) and Assistant
                                     Secretary of the U.S. Treasury (1982-1986).
Michael E. Nugent (62) .......       General Partner, Triumph Capital, L.P., a
Trustee                              private investment partnership; Director or
c/o Triumph Capital, L.P.            Trustee of the Morgan Stanley Dean Witter
237 Park Avenue                      Funds; Trustee of the TCW/DW Funds; formerly
New York, New York                   Vice President, Bankers Trust Company and BT
                                     Capital Corporation (1984-1988); Director of
                                     various business organizations.
Philip J. Purcell* (54) ......       Chairman of the Board of Directors and Chief
Trustee                              Executive Officer of MSDW, DWR and Novus
Two World Trade Center               Credit Services Inc.; Director of MSDW
New York, New York                   Distributors; Director or Trustee of the
                                     Morgan Stanley Dean Witter Funds; Director
                                     and/or officer of various MSDW subsidiaries.

   NAME, AGE, POSITION WITH
      TRUSTS AND ADDRESS              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------       ----------------------------------------------
John L. Schroeder (67) .......       Retired; Director or Trustee of the Morgan
Trustee                              Stanley Dean Witter Funds; Trustee of the
c/o Gordon Altman Butowsky           TCW/DW Funds; Director of Citizens Utilities
 Weitzen Shalov & Wein               Company; formerly Executive Vice President and
Counsel to the Independent           Chief Investment Officer of the Home Insurance
Trustees                             Company (August, 1991-September, 1995).
114 West 47th Street
New York, New York
Barry Fink (43) ..............       Senior Vice President (since March, 1997)
Vice President,                      Secretary, General Counsel (since February,
Secretary and General Counsel        1997) and Director (since July, 1998) of MSDW
Two World Trade Center               Advisors and MSDW Services; Senior Vice
New York, New York                   President (since March, 1997) and Assistant
                                     Secretary and Assistant General Counsel (since
                                     February, 1997) of MSDW Distributors;
                                     Assistant Secretary of DWR (since August,
                                     1996); Vice President, Secretary and General
                                     Counsel of the Morgan Stanley Dean Witter
                                     Funds and the TCW/DW Funds (since February,
                                     1997); previously First Vice President (June,
                                     1993-February, 1997), Vice President (until
                                     June, 1993) and Assistant Secretary and
                                     Assistant General Counsel of MSDW Advisors and
                                     MSDW Services and Assistant Secretary of the
                                     Morgan Stanley Dean Witter Funds and TCW/DW
                                     Funds.
Jonathan R. Page (51) ........       Senior Vice President of MSDW Advisors; Vice
Vice President                       President of various Morgan Stanley Dean
Two World Trade Center               Witter Funds.
New York, New York
Katherine H. Stromberg               Vice President of MSDW Advisors; Vice
(50) .........................       President of various Morgan Stanley Dean
Vice President                       Witter Funds.
Two World Trade Center
New York, New York
Thomas F. Caloia (52) ........       First Vice President and Assistant Treasurer
Treasurer                            of MSDW Advisors and MSDW Services; Treasurer
Two World Trade Center               of the Morgan Stanley Dean Witter Funds and
New York, New York                   the TCW/DW Funds.


------------------------
 *Denotes Trustees who are "Interested persons" of the Trusts, as defined in the Act.


    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust and Jenny Beth Jones, Edward F. Gaylor, Ronald J. Worobel and Anita H. Kolleeny, Vice Presidents of MSDW Advisors, and Vice Presidents of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, Frank Bruttomesso, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a staff attorney with MSDW Advisors, are Assistant Secretaries of the Fund.

THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees currently consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 87 Morgan Stanley Dean Witter Funds, comprised of 133 portfolios. As of July 31, 1998, the Morgan Stanley Dean Witter Funds had total net assets of approximately $107.7 billion and more than six million shareholders.



    Seven Trustees (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Trustees. Four of the six independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.


    All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Trustees held a combined total of seventeen meetings.



    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees and reviewing the adequacy of the Fund's system of internal controls.



    Finally, the Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS



    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent

Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.


COMPENSATION OF INDEPENDENT TRUSTEES


    The Trusts pay each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Trusts pay the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Trust. The Trusts also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Trusts who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Trusts for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Trustees, for which services each Trust paid him an additional annual fee of $1,200.



    The following tables illustrate the compensation paid to the Trusts' Independent Trustees by the Trusts for the fiscal year ended June 30, 1998.


                               TRUST COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       3,538
Wayne E. Hedien...............................................       1,182
Dr. Manuel H. Johnson.........................................       1,550
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600


                          ACTIVE ASSETS TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       3,538
Wayne E. Hedien...............................................       1,182
Dr. Manuel H. Johnson.........................................       1,550
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       3,538
Wayne E. Hedien...............................................       1,182
Dr. Manuel H. Johnson.........................................       1,550
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       3,538
Wayne E. Hedien...............................................       1,182
Dr. Manuel H. Johnson.........................................       1,550
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600



    The following table illustrates the compensation paid to the Trusts' Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                       FOR SERVICE AS                            TOTAL CASH
                                                                        CHAIRMAN OF          FOR SERVICE        COMPENSATION
                               FOR SERVICE                              INDEPENDENT              AS                  FOR
                              AS DIRECTOR OR                           DIRECTORS/TRUSTEES    CHAIRMAN OF         SERVICES TO
                               TRUSTEE AND                               AND AUDIT           INDEPENDENT             84
                                COMMITTEE        FOR SERVICE AS        COMMITTEES OF          TRUSTEES             MORGAN
                               MEMBER OF 84       TRUSTEE AND                84               AND AUDIT            STANLEY
                              MORGAN STANLEY       COMMITTEE           MORGAN STANLEY       COMMITTEES OF        DEAN WITTER
NAME OF                        DEAN WITTER        MEMBER OF 14          DEAN WITTER              14             FUNDS AND 14
INDEPENDENT TRUSTEE               FUNDS           TCW/DW FUNDS             FUNDS            TCW/DW FUNDS        TCW/DW FUNDS
---------------------------  ----------------   ----------------       --------------       -------------       -------------
Michael Bozic..............      $133,602           --                     --                   --                $133,602
Edwin J. Garn..............       149,702           --                     --                   --                 149,702
John R. Haire..............       149,702           $73,725               $157,463            $ 25,350             406,240
Wayne E. Hedien............        39,010           --                     --                   --                  39,010
Dr. Manuel H. Johnson......       145,702            71,125                --                   --                 216,827
Michael E. Nugent..........       149,702            73,725                --                   --                 223,427
John L. Schroeder..........       149,702            73,725                --                   --                 223,427



    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Trusts, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age

(normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to each Trust's Independent Trustees by each Trust for the fiscal year ended June 30, 1998 and by the 57 Morgan Stanley Dean Witter Funds (including each Trust) for the year ended December 31, 1997, and the estimated retirement benefits for each Trust's Independent Trustees, to commence upon their retirement, from the Trust as of June 30, 1998 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



  RETIREMENT BENEFITS FROM THE TRUSTS AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                           ACTIVE ASSETS MONEY TRUST


                        FOR ALL ADOPTING FUNDS
                      ---------------------------
                       ESTIMATED                     RETIREMENT BENEFITS         ESTIMATED ANNUAL
                        CREDITED                     ACCRUED AS EXPENSES             BENEFITS
                         YEARS        ESTIMATED                                 UPON RETIREMENT(2)
                       OF SERVICE     PERCENTAGE    ---------------------      --------------------
                           AT             OF                      BY ALL        FROM       FROM ALL
NAME OF INDEPENDENT    RETIREMENT      ELIGIBLE     BY THE       ADOPTING       THE        ADOPTING
 TRUSTEE              (MAXIMUM 10)   COMPENSATION   TRUST         FUNDS        TRUST        FUNDS
--------------------  ------------   ------------   ------       --------      ------      --------
Michael Bozic.......       10           58.82%      $  373       $ 20,499      $  971      $ 55,026
Edwin J. Garn.......       10           58.82          548         30,878         971        55,026
John R. Haire.......       10           58.82         (282)(3)    (19,823)(3)   2,389       132,002
Wayne E. Hedien.....        9           50.00          370              0         825        46,772
Dr. Manuel H.
 Johnson............       10           58.82          225         12,832         971        55,026
Michael E. Nugent...       10           58.82          388         22,546         971        55,026
John L. Schroeder...        8           49.02          739         39,350         815        46,123


------------------------------

(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.


(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.

                          ACTIVE ASSETS TAX-FREE TRUST


                        FOR ALL ADOPTING FUNDS
                      ---------------------------
                       ESTIMATED                     RETIREMENT BENEFITS         ESTIMATED ANNUAL
                        CREDITED                     ACCRUED AS EXPENSES             BENEFITS
                         YEARS        ESTIMATED                                 UPON RETIREMENT(2)
                       OF SERVICE     PERCENTAGE    ---------------------      --------------------
                           AT             OF                      BY ALL        FROM       FROM ALL
NAME OF INDEPENDENT    RETIREMENT      ELIGIBLE     BY THE       ADOPTING       THE        ADOPTING
 TRUSTEE              (MAXIMUM 10)   COMPENSATION   TRUST         FUNDS        TRUST        FUNDS
--------------------  ------------   ------------   ------       --------      ------      --------
Michael Bozic.......       10           58.82%      $  373       $ 20,499      $  971      $ 55,026
Edwin J. Garn.......       10           58.82          548         30,878         971        55,026
John R. Haire.......       10           58.82         (282)(3)    (19,823)(3)   2,389       132,002
Wayne E. Hedien.....        9           50.00          370              0         825        46,772
Dr. Manuel H.
 Johnson............       10           58.82          225         12,832         971        55,026
Michael E. Nugent...       10           58.82          388         22,546         971        55,026
John L. Schroeder...        8           49.02          739         39,350         815        46,123


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                        FOR ALL ADOPTING FUNDS
                      ---------------------------
                       ESTIMATED                     RETIREMENT BENEFITS         ESTIMATED ANNUAL
                        CREDITED                     ACCRUED AS EXPENSES             BENEFITS
                         YEARS        ESTIMATED                                 UPON RETIREMENT(2)
                       OF SERVICE     PERCENTAGE    ---------------------      --------------------
                           AT             OF                      BY ALL        FROM       FROM ALL
NAME OF INDEPENDENT    RETIREMENT      ELIGIBLE     BY THE       ADOPTING       THE        ADOPTING
 TRUSTEE              (MAXIMUM 10)   COMPENSATION   TRUST         FUNDS        TRUST        FUNDS
--------------------  ------------   ------------   ------       --------      ------      --------
Michael Bozic.......       10           58.82%      $  373       $ 20,499      $  971      $ 55,026
Edwin J. Garn.......       10           58.82          632         30,878         971        55,026
John R. Haire.......       10           58.82          375        (19,823)(3)   2,389       132,002
Wayne E. Hedien.....        9           50.00          370              0         825        46,772
Dr. Manuel H.
 Johnson............       10           58.82          250         12,832         971        55,026
Michael E. Nugent...       10           58.82          473         22,546         971        55,026
John L. Schroeder...        8           49.02          739         39,350         815        46,123


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                        FOR ALL ADOPTING FUNDS
                      ---------------------------
                       ESTIMATED                     RETIREMENT BENEFITS         ESTIMATED ANNUAL
                        CREDITED                     ACCRUED AS EXPENSES             BENEFITS
                         YEARS        ESTIMATED                                 UPON RETIREMENT(2)
                       OF SERVICE     PERCENTAGE    ---------------------      --------------------
                           AT             OF                      BY ALL        FROM       FROM ALL
NAME OF INDEPENDENT    RETIREMENT      ELIGIBLE     BY THE       ADOPTING       THE        ADOPTING
 TRUSTEE              (MAXIMUM 10)   COMPENSATION   TRUST         FUNDS        TRUST        FUNDS
--------------------  ------------   ------------   ------       --------      ------      --------
Michael Bozic.......       10           58.82%      $  373       $ 20,499      $  971      $ 55,026
Edwin J. Garn.......       10           58.82          548         30,878         971        55,026
John R. Haire.......       10           58.82         (282)(3)    (19,823)(3)   2,389       132,002
Wayne E. Hedien.....        9           50.00          370              0         825        46,772
Dr. Manuel H.
 Johnson............       10           58.82          225         12,832         971        55,026
Michael E. Nugent...       10           58.82          388         22,546         971        55,026
John L. Schroeder...        8           49.02          739         39,350         815        46,123


------------------------------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.


    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of each Trust owned by the Trusts' officers and Trustees as a group was less than 1 percent of each Trust's shares of beneficial interest outstanding.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    The Investment Manager is responsible for decisions to buy and sell securities for the Trusts and arranges for the execution of portfolio security transactions on behalf of the Trusts. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Trusts do not normally incur any brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. No brokerage commissions were paid on any transactions entered into by the Trusts during the fiscal year ended June 30, 1998.


    The policy of the Trusts regarding purchases and sales of securities for their respective portfolios is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions with those dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and execution can be obtained from more than one dealer, it may give consideration to placing portfolio transactions with those dealers who also furnish research and other services to the Trusts or the Investment Manager. Such services may include but are not limited to, any one or more of the following: information as to the availability of securities for purchases or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from dealers may be of benefit to the Investment Manager in the management of accounts of some or all of its other clients and may not in all cases benefit the Trusts directly. While the receipt of such information and services are useful and important in supplementing its own research and facilities, the Investment Manager believes the value of such services is not determinable and does not significantly reduce its expenses. The Trusts do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    Pursuant to an order of the Securities and Exchange Commission, the Trusts may effect principal transactions in certain money market instruments with Dean Witter. The Trusts will limit their transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (I.E., Certificates of Deposit and Banker's Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). Such transactions will be effected with Dean Witter only when the price available from Dean Witter is better than that available from other dealers.


    While the Trusts do not anticipate that they will incur any brokerage commissions, consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect portfolio transactions for any of the Trusts, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard.

GENERAL INFORMATION
--------------------------------------------------------------------------------


    As discussed in the Prospectus, the shareholders of the Trusts are entitled to a full vote for each full share held. All of the Trustees have been elected by the shareholders of the Trusts most recently at Special Meetings of shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Trust. Under certain circumstances a Trustee may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    The Declarations of Trust permit the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not presently authorized any such additional series or classes of shares.

    The Declarations of Trust further provide that no Trustee, officer, employee or agent of the Trusts is liable to any Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of any Trust, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to a Trust's property for satisfaction of claims arising in connection with the affairs of that Trust. With the exceptions stated, the Declarations of Trust provide that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of any Trust.

    The Trusts shall be of unlimited duration subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Trust's shares, Dividend Disbursing Agent for payment of dividends and distributions on Trust shares, and Agent for shareholders under various investment plans described herein, MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Trusts' Investment Manager, and of Morgan Stanley Dean Witter Distributors Inc., the Trusts' Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of the Trusts. The independent accountants are responsible for auditing the annual financial statements of the Trusts.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Trusts will send to shareholders, at least semiannually, reports showing the Trusts' portfolios and other information. An annual report, containing financial statements audited by independent accountants, will be sent to shareholders each year.

    The Trusts' fiscal years end on June 30. The financial statements of the Trusts must be audited at least once a year by independent accountants whose selection is approved annually by the Trusts' Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Trusts.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of the Trusts included in the Prospectuses and incorporated by reference in these Statements of Additional Information have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    These Statements of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statements the Trusts have filed with the Securities and Exchange Commission. The complete Registration Statements may be obtained from the Securities and Exchange Commission upon payment of the fees prescribed by the rules and regulations of the Commission.

    The Declaration of Trust establishing each Trust, a copy of which is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the Trust refer to the Trustees under the Declaration of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of such Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of said Trusts but that the Trust Estate only shall be liable.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of each Trust for the fiscal year ended June 30, 1998, and the report of the independent accountants thereon, are set forth in each Trust's Prospectus, and are incorporated herein by reference.


INFORMATION WITH RESPECT TO SECURITIES RATINGS
--------------------------------------------------------------------------------

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson"):

CORPORATE AND TAX-EXEMPT BOND RATINGS:

    The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for tax-exempt and corporate bonds are Aaa, Aa, A and Baa, all of which are considered investment grade. Bonds rated Aaa are judged to be of the "best quality". The rating of Aa is assigned to bonds which are of "high quality by all standards", but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds comprise what are generally known as "high grade bonds". Bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations". Factors giving security to principal and interest of A-rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's applies numerical modifiers, 1, 2 and 3 in each rating classification for Aa and below. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its category. The foregoing ratings are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Bonds, the security for which depends upon the completion of some act or the fulfillment of some condition, are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

    The four highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for tax-exempt and corporate bonds are AAA, AA, A, and BBB all of which are considered investment grade. Bonds rated AAA bear the highest rating assigned by Standard & Poor's to a debt obligation, and the rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by Standard & Poor's, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The ratings for AA and below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. The foregoing ratings are sometimes followed by a "p", which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated AAA by Duff are considered to be of the highest credit quality with negligible risk factors that are only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are judged by Duff to be of high credit quality with strong protection factors; risk is modest but may vary slightly from time to time because of economic conditions. Duff applies modifiers of (+) and (-) to the AA category.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

    Companies rated A are considered by Thomson to possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to their natural money markets; if weakness or vulnerability exists in any aspect of a company's business, it is entirely mitigated by the strengths of the organization. Companies rated A/B- by Thomson are judged by Thomson to be financially very solid with a favorable track record and no readily apparent weakness; their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

TAX-EXEMPT NOTES

    The two highest ratings of Moody's for Notes are MIG 1 and MIG 2. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. The ratings of Standard & Poor's for Notes are the same as for Bonds, although somewhat different criteria is applied.

    The three highest ratings of Standard & Poor's for Notes are SP-1+, SP-1 and SP-2. Notes designated SP-1+ are determined to possess overwhelming safety characteristics regarding capacity to pay principal and interest. Notes designated SP-1 are determined to possess very strong or strong capacity to pay principal and interest. Notes designated SP-2 are determined to possess satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    Moody's and Standard & Poor's ratings grades for commercial paper and short-term Municipal Obligations, set forth below, are applied to short-term Municipal Obligations as well as taxable commercial paper. Descriptions of short-term ratings grades by Fitch, Duff, IBCA and Thomson for commercial paper are also set forth below.

    Moody's ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Highest Quality; Prime-2, Higher Quality; and Prime-3, High Quality.

    Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

    Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1+" and "A-1" designations indicate that the degree of safety regarding timely payment is very strong.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff applies the modifiers (+) and (-) to the rating Duff-1 in recognition of significant quality differences within the highest tier. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

    The rating TBW-1 is the highest short-term rating assigned by Thomson and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 by Thomson is its second highest rating; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

VARIABLE RATE DEMAND OBLIGATIONS

    In addition to the Bond or MIG ratings of variable rate obligations with a demand feature, Moody's may assign a second rating to the demand feature itself. Such ratings are designated as VMIG, or if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by use of the VMIG symbol to reflect such characteristics as payment upon periodic demand, rather than fixed maturity dates and payment relying on external liquidity. The two highest ratings for the demand feature are VMIG 1 and VMIG 2. These ratings reflect Moody's judgements regarding the quality of the demand features which are identical to the criteria involved in assigning the ratings MIG 1 and MIG 2, respectively, to tax-exempt Notes as discussed above.

                      ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                              PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     (1)  Financial statements and schedules, included in Prospectus
          (Part A):                                                  Page in
                                                                  Prospectus
                                                                  ----------
     Financial highlights for the fiscal years ended June 30, 1989,
     1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997 and 1998.............   4

     Portfolio of Investments at June 30,1998.............................  7

     Statement of Assets and Liabilities at June 30, 1998.................  8

     Statement of Operations for the year ended June 30, 1998.............  9

     Statement of Changes in Net Assets for the fiscal years ended
     June 30, 1997 and 1998............................................... 10

     Notes to Financial Statements........................................ 11


     (2) Financial statements included in the Statement of Additional Information (Part B):
                                                                     Page in
                                                                         SAI
     Statement of Assets and Liabilities at June 30, 1998................ 10

     Statement of Operations for the year ended June 30, 1998............ 11

     Statement of Changes in Net Assets for the fiscal years ended
     June 30, 1997 and 1998.............................................  12

     Notes to Financial Statements......................................  13

     Financial highlights for the fiscal years ended June 30, 1989,
     1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997 and 1998............  16

     Portfolio of Investments at June 30,1998...........................  17

     (3)  Financial statements included in Part C:

     None


(b)  EXHIBITS:

      2   --   Amended and Restated By-Laws of the Registrant dated October 23,
              1997

      8   --   Form of Amended and Restated Transfer Agency and Service
               Agreement between the Registrant and Morgan Stanley Dean Witter
               Trust FSB

      9   --   Form of Services Agreement between Morgan Stanley Dean Witter
               Advisors Inc. and Morgan Stanley Dean Witter Services Company
               Inc.

     11  --    Consent of Independent Accountants

     16  --    Schedules for Computation of Performance Quotations

     27  --    Financial Data Schedule

     Other  -- Power of Attorney

     --------------------------------
     All other exhibits were previously filed via EDGAR and are incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

               (1)                           (2)
          Title of Class                Number of Record Holders
          --------------                at June 30, 1998
     Shares of Beneficial Interest      -------------------------
                                                8,981

Item 27.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.


     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)  Dean Witter Government Income Trust
(2)  High Income Advantage Trust
(3)  High Income Advantage Trust II
(4)  High Income Advantage Trust III
(5)  InterCapital California Insured Municipal Income Trust
(6)  InterCapital California Quality Municipal Securities
(7)  InterCapital Income Securities Inc.
(8)  InterCapital Insured California Municipal Securities
(9)  InterCapital Insured Municipal Bond Trust
(10) InterCapital Insured Municipal Income Trust
(11) InterCapital Insured Municipal Securities
(12) InterCapital Insured Municipal Trust
(13) InterCapital New York Quality Municipal Securities
(14) InterCapital Quality Municipal Income Trust
(15) InterCapital Quality Municipal Investment Trust
(16) InterCapital Quality Municipal Securities
(17) Municipal Income Opportunities Trust
(18) Municipal Income Opportunities Trust II
(19) Municipal Income Opportunities Trust III
(20) Municipal Income Trust
(21) Municipal Income Trust II
(22) Municipal Income Trust III
(23) Municipal Premium Income Trust
(24) Morgan Stanley Dean Witter Prime Income Trust

OPEN-END INVESTMENT COMPANIES
(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund
(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter S&P 500 Index Fund
(49) Morgan Stanley Dean Witter S&P 500 Select Fund

(50) Morgan Stanley Dean Witter Select Dimensions Investment Series
(51) Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52) Morgan Stanley Dean Witter Short-Term Bond Fund
(53) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54) Morgan Stanley Dean Witter Special Value Fund
(55) Morgan Stanley Dean Witter Strategist Fund
(56) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(59) Morgan Stanley Dean Witter U.S. Government Securities Trust
(60) Morgan Stanley Dean Witter Utilities Fund
(61) Morgan Stanley Dean Witter Value-Added Market Series
(62) Morgan Stanley Dean Witter Variable Investment Series
(63) Morgan Stanley Dean Witter World Wide Income Trust

     The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)  TCW/DW Term Trust 2000
(2)  TCW/DW Term Trust 2002
(3)  TCW/DW Term Trust 2003


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          -----------------------------------------------------
Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean
President, Chief              Witter Distributors Inc. ("MSDW Distributors") and Morgan
Executive Officer and         Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
Director                      Chief Executive Officer and Director of Morgan Stanley Dean
                              Witter Services Company Inc. ("MSDW Services"); Executive Vice
                              President and Director of Dean Witter
                              Reynolds Inc.  ("DWR"); Director of SPS Transactions
                              Services, Inc. and various other Morgan Stanley Dean
                              Witter & Co. ("MSDW") subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW Services
Financial Officer             and MSDW Distributors; Director of DWR, MSDW Distributors and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of MSD
President, Chief              Services, Executive Vice President of MSDW Distributors;
Operating Officer             Executive Vice President and Director of MSDW Trust;
and Director                  Vice President of the Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan Stanley
                              Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Richard Felegy
Senior Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------
Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.




NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          -------------------------------------------------------
Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter and the TCW/DW Funds.




NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------
Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen
Vice President

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------
Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          --------------------------------------------------------
Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various  Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------
John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of Morgan Stanley Dean Witter Precious
Vice President                Metals and Minerals Trust.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President


Item 29.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund
(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund

(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter Prime Income Trust
(49) Morgan Stanley Dean Witter S&P 500 Index Fund
(50) Morgan Stanley Dean Witter S&P 500 Select Fund
(51) Morgan Stanley Dean Witter Short-Term Bond Fund
(52) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53) Morgan Stanley Dean Witter Special Value Fund
(54) Morgan Stanley Dean Witter Strategist Fund
(55) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(56) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(57) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(58) Morgan Stanley Dean Witter U.S. Government Securities Trust
(59) Morgan Stanley Dean Witter Utilities Fund
(60) Morgan Stanley Dean Witter Value-Added Market Series
(61) Morgan Stanley Dean Witter Variable Investment Series
(62) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                          Positions and Office with MSDW Distributors
----                          -------------------------------------------
Richard M. DeMartini          Director

Christine Edwards             Executive Vice President, Secretary, Director and
                              Chief Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.

James F. Higgins              Director

Fredrick K. Kubler            Senior Vice President, Assistant Secretary and
                              Chief Compliance Officer.

Philip J. Purcell             Director

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of August, 1998.

                              ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                   By  /s/ Barry Fink
                                      ----------------------------
                                           Barry Fink
                                     Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                     Date
     ----------                    -----                     ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                               08/20/98
    --------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                     08/20/98
    --------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                           08/20/98
    --------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic            Manuel H. Johnson
    Edwin J. Garn            Michael E. Nugent
    John R. Haire            John L. Schroeder
    Wayne E. Hedien

By  /s/ David M. Butowsky                                    08/20/98
    --------------------------
        David M. Butowsky
        Attorney-in-Fact

[cad 198]

                                                                          AAGOVT


                                      EXHIBITS


      2   --   Amended and Restated By-Laws of the Registrant dated October 23,
               1997

      8   --   Form of Amended and Restated Transfer Agency and Service
               Agreement between the Registrant and Morgan Stanley Dean Witter
               Trust FSB.

      9   --   Form of Amended Services Agreement between Morgan Stanley Dean
               Witter Advisors Inc. and Morgan Stanley Dean Witter Services
               Company Inc.

     11   --   Consent of Independent Accountants.

     16   --   Schedules for Computation of Performance Quotations.

     27   --   Financial Data Schedule.

  Other   --   Power of Attorney.

  All other exhibits were previously filed via EDGAR and are incorporated by reference